              As filed with the Securities and Exchange Commission.

                                                '33 Act Registration No. 2-51911
                                               '40 Act Registration No. 811-2804

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                        Post-Effective Amendment No. 42       [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 43


                         NATIONWIDE DC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

   This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

   It is proposed that this filing will become effective (check appropriate space):

   ______________ immediately upon filing pursuant to paragraph (b) of Rule 485

   ______X_______ on January 19, 1998, pursuant to paragraph (b) of Rule 485

   ______________ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ______________ on (date), pursuant to paragraph (a)(1) of Rule 485


                                    1 of 182

                         NATIONWIDE DC VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                             PAGE
Part A  INFORMATION REQUIRED IN A PROSPECTUS
    Item  1. Cover page............................................     9
    Item  2. Definitions...........................................    10
    Item  3. Synopsis or Highlights................................    23
    Item  4. Condensed Financial Information.......................    24
    Item  5. General Description of Registrant, Depositor, and
             Portfolio Companies...................................    32
    Item  6. Deductions and Expenses...............................    33
    Item  7. General Description of Variable Annuity Contracts.....    35
    Item  8. Annuity Period........................................    39
    Item  9. Death Benefit.........................................    40
    Item 10. Purchases and Contract Value..........................    38
    Item 11. Redemptions...........................................    38
    Item 12. Taxes.................................................    44
    Item 13. Legal Proceedings.....................................    45
    Item 14. Table of Contents of the Statement of Additional
             Information...........................................    46

Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item 15. Cover Page............................................    54
    Item 16. Table of Contents.....................................    54
    Item 17. General Information and History.......................    54
    Item 18. Services..............................................    54
    Item 19. Purchase of Securities Being Offered..................    55
    Item 20. Underwriters..........................................    55
    Item 21. Calculation of Performance............................    55
    Item 22. Annuity Payments......................................    62
    Item 23. Financial Statements..................................    63

Part C OTHER INFORMATION
    Item 24. Financial Statements and Exhibits.....................   147
    Item 25. Directors and Officers of the Depositor...............   150
    Item 26. Persons Controlled by or Under Common Control with the
             Depositor or Registrant...............................   152
    Item 27. Number of Contract Owners.............................   161
    Item 28. Indemnification.......................................   161
    Item 29. Principal Underwriters................................   161
    Item 30. Location of Accounts and Records......................   163
    Item 31. Management Services...................................   163
    Item 32. Undertakings..........................................   163



                                    2 of 182

                      SUPPLEMENT DATED JANUARY 19, 1998 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" PROVISION AT PAGES 7 THROUGH 10 OF THE PROSPECTUS IS AMENDED TO REFLECT THE FOLLOWING INFORMATION ABOUT THE NATIONWIDE ASSET ALLOCATION TRUST, COLLECTIVELY REFERRED TO AS THE NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS ("NPMP"):

   ==================================================================================================
                                         Management        Other         12b-1         Total Fund
                                            Fees         Expenses         Fees      Annual Expenses
   ==================================================================================================
   NPMP - The Aggressive Portfolio          0.50%          0.00%         0.00%           0.50%
   --------------------------------------------------------------------------------------------------
   NPMP  - The  Moderately  Aggressive      0.50%          0.00%         0.00%           0.50%
   Portfolio
   --------------------------------------------------------------------------------------------------
   NPMP - The Moderate Portfolio            0.50%          0.00%         0.00%           0.50%
   --------------------------------------------------------------------------------------------------
   NPMP - The Moderately Conservative       0.50%          0.00%         0.00%           0.50%
   Portfolio
   --------------------------------------------------------------------------------------------------
   NPMP - The Conservative Portfolio        0.50%          0.00%         0.00%           0.50%
   --------------------------------------------------------------------------------------------------

2. THE "EXAMPLE" AT PAGES 13 THROUGH 18 OF THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:

                                                                    ======================================
                                                                      If you surrender your Contract at
                                                                    the end of the applicable time period
                                                                    ======================================
                                                                     1 Yr.   3 Yrs.   5 Yrs.     10 Yrs.
--------------------------------------------------------------------======================================
NPMP - The Aggressive Portfolio                                       65       98       132        230
----------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                            65       98       132        230
----------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                         65       98       132        230
----------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                          65       98       132        230
----------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                     65       98       132        230
----------------------------------------------------------------------------------------------------------


                                    3 of 182

                                                                    ======================================
                                                                        If you do not surrender your
                                                                         Contract at the end of the
                                                                           applicable time period
                                                                    ======================================
                                                                     1 Yr.   3 Yrs.   5 Yrs.     10 Yrs.
--------------------------------------------------------------------======================================
NPMP - The Aggressive Portfolio                                       15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                            15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                         15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                          15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                     15       48       82         180
----------------------------------------------------------------------------------------------------------

                                                                    ======================================
                                                                      If you annuitize your Contract at
                                                                    the end of the applicable time period
                                                                    ======================================
                                                                     1 Yr.   3 Yrs.   5 Yrs.     10 Yrs.
--------------------------------------------------------------------======================================
NPMP - The Aggressive Portfolio                                       15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                            15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                         15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                          15       48       82         180
----------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                     15       48       82         180
----------------------------------------------------------------------------------------------------------

3. THE "CONDENSED FINANCIAL INFORMATION" AT PAGES 20 THROUGH 29 OF THE PROSPECTUS IS AMENDED BY REPLACING THE EXPLANATORY INFORMATION AT PAGE 29 WITH THE FOLLOWING:

Unit value information is not available for American Century: Twentieth Century International Growth Fund, Dreyfus S&P 500 Index Fund, Janus Worldwide Fund, NPMP - The Aggressive Portfolio, NPMP - The Moderately Aggressive Portfolio, NPMP - The Moderate Portfolio, NPMP - The Moderately Conservative Portfolio, NPMP - The Conservative Portfolio, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund.

4. THE "APPENDIX - PARTICIPATING UNDERLYING MUTUAL FUNDS" AT PAGES 50 THROUGH 58 OF THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING FUND
      OBJECTIVES:

NPMP CONSISTS OF FIVE SEPARATE NONDIVERSIFIED FUNDS EACH OF WHICH IS A SEPARATELY MANAGED NONDIVERSIFIED PORTFOLIO WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THE OBJECTIVE OF EACH OF THE PORTFOLIOS WHICH IS FUNDAMENTAL, IS TO MAXIMIZE TOTAL INVESTMENT RETURN (I.E. CAPITAL GROWTH AND INCOME) SUBJECT TO INVESTMENT RESTRICTIONS AND ASSET ALLOCATION POLICIES. THE PORTFOLIOS WILL MAXIMIZE TOTAL INVESTMENT RETURN AS IS SPECIFICALLY DETAILED IN THE FOLLOWING OBJECTIVES WHICH ARE NON-FUNDAMENTAL AND CAN BE CHANGED WITHOUT APPROVAL OF A PORTFOLIO'S SHAREHOLDERS.

NPMP - THE AGGRESSIVE PORTFOLIO

The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment Adviser.

NPMP - THE MODERATELY AGGRESSIVE PORTFOLIO

The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract (a fixed interest contract) and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment Adviser.

NPMP - THE MODERATE PORTFOLIO

The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment Adviser.

NPMP - THE MODERATELY CONSERVATIVE PORTFOLIO

The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment Adviser.

NPMP - THE CONSERVATIVE PORTFOLIO

The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment Adviser.

                       SUPPLEMENT DATED JANUARY 1, 1998 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE DC VARIABLE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" PROVISION AT PAGES 7 THROUGH 10 OF THE PROSPECTUS IS AMENDED TO REFLECT THE ADDITION OF THE FOLLOWING:

   ==================================================================================================
                                           Management       Other         12b-1        Total Fund
                                             Fees          Expenses       Fees      Annual Expenses
   ==================================================================================================
   American Century: Twentieth               1.45%          0.00%         0.00%          1.45%
   Century International Growth
   --------------------------------------------------------------------------------------------------
   Janus Worldwide Fund                      0.67%          0.30%         0.00%          0.97%
   ----------------------------------------------------------------------------------------------------
   Nationwide Separate Account Trust         1.00%          0.10%         0.00%          1.10%
   - Nationwide Small Company Fund
   --------------------------------------------------------------------------------------------------
   Neuberger & Berman Equity Trust(R)-       0.84%          0.00%         0.04%          0.88%
   Neuberger & Berman Guardian Trust
   --------------------------------------------------------------------------------------------------
   Warburg Pincus Emerging Growth Fund       0.90%          0.37%         0.00%          1.27%
   --------------------------------------------------------------------------------------------------

2. THE "EXAMPLE" AT PAGES 13 THROUGH 18 OF THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING INFORMATION:

                                                                    ======================================
                                                                      If you surrender your Contract at
                                                                    the end of the applicable time period
                                                                    ======================================
                                                                     1 Yr.   3 Yrs.   5 Yrs.     10 Yrs.
--------------------------------------------------------------------======================================
American Century:  Twentieth Century International Growth             75      128       183        333
----------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                  70      113       158        282
----------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company Fund     72      117       164        296
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R)- Neuberger & Berman Guardian       69      110       153        272
Trust
----------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                   73      122       173        314
----------------------------------------------------------------------------------------------------------

                                                                    ======================================
                                                                        If you do not surrender your
                                                                         Contract at the end of the
                                                                           applicable time period
                                                                    ======================================
                                                                     1 Yr.   3 Yrs.   5 Yrs.     10 Yrs.
--------------------------------------------------------------------======================================
American Century:  Twentieth Century International Growth             25       78       133        283
----------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                  20       63       108        232
----------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company Fund     22       67       114        246
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R)- Neuberger & Berman Guardian       19       60       103        222
Trust
----------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                   23       72       123        264
----------------------------------------------------------------------------------------------------------

                                                                    ======================================
                                                                      If you annuitize your Contract at
                                                                    the end of the applicable time period
                                                                    ======================================
                                                                     1 Yr.   3 Yrs.   5 Yrs.     10 Yrs.
--------------------------------------------------------------------======================================
American Century:  Twentieth Century International Growth             25       78       133        283
----------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                  20       63       108        232
----------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company Fund     22       67       114        246
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R)- Neuberger & Berman Guardian       19       60       103        222
Trust
----------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                                   23       72       123        264
----------------------------------------------------------------------------------------------------------

3. THE "CONDENSED FINANCIAL INFORMATION" AT PAGES 20 THROUGH 29 OF THE PROSPECTUS IS AMENDED BY REPLACING THE EXPLANATORY INFORMATION AT PAGE 29 WITH THE FOLLOWING:

Unit value information is not available for American Century: Twentieth Century International Growth Fund, Dreyfus S&P 500 Index Fund, Janus Worldwide Fund, Nationwide Separate Account Trust - Nationwide Small Company Fund, Neuberger & Berman Equity Trust(R) - Neuberger & Berman Guardian Trust, and Warburg Pincus Emerging Growth Fund.

4. THE "APPENDIX - PARTICIPATING UNDERLYING MUTUAL FUNDS" AT PAGES 50 THROUGH 57 OF THE PROSPECTUS IS AMENDED BY ADDING THE FOLLOWING:

AMERICAN CENTURY: TWENTIETH CENTURY INTERNATIONAL GROWTH

The investment objective of the Fund is capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

The investment objective of the Fund is long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's advisor Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and to reduce market risk and volatility.

NEUBERGER & BERMAN EQUITY TRUST(R) - NEUBERGER & BERMAN GUARDIAN TRUST

The investment objective of the Fund is capital appreciation and, secondarily, current income. The Fund seeks growth and income by investing primarily in stocks of established, high-quality companies that are not well followed on Wall Street or are temporarily out of favor. Neuberger & Berman Management Incorporated serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND

The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                      1-800-545-4730 (TTY: 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                 ISSUED BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

   The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Such Plans will generally qualify for favorable tax treatment under Sections 401, 403(b) or 457 of the Internal Revenue Code ("Code"), but may also include other nonqualified deferred compensation plans. Contracts will be issued only to fund deferred compensation plans to employers who are exempt from taxation. The employees are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month. Rights and privileges under the Contracts may be exercised by the Owner to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The Owner may not take any action inconsistent with the rights of the Plan's Participants. The Participants in such Plans have a contractual claim against the Owner for the benefits promised by such Plans.

   Purchase Payments are allocated to the Nationwide DC Variable Account (the "Variable Account"). The Variable Account is a unit investment trust with 46 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of Nationwide Life Insurance Company (the "Company") under each Sub-Account will be invested in Underlying Mutual Funds (see Appendix of Participating Underlying Mutual Funds).

   This prospectus provides you with the basic information you should know about the Group Flexible Fund Retirement Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from the Company by calling the number listed above, or writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 38 OF THIS PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                GLOSSARY OF TERMS



ACCUMULATION UNIT- A statistical index measuring the net investment results of each Sub-Account of the Variable Account. It is the unit of measurement used to determine the Contract Value and each Participant Account value.

ACTUARIAL RISK FEE- A charge made for mortality and expense risk and administration of the Variable Account. It is computed on a daily basis and is equal to an annual rate of .95% of the average Account value.

BENEFICIARY- The person named in the application to receive certain benefits under the Contract upon the death of the designated annuitant. The Beneficiary can be changed by the Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person named on the application to be the alternate Beneficiary if the named Beneficiary is not living at the time of the death of the designated annuitant.

CONTRACT- The Group Flexible Fund Retirement Contract issued by the Company to the Owner under which the Company invests Purchase Payments made by the Owner and assists the Owner in making retirement income payments at specified dates.

CONTRACT ANNIVERSARY- An anniversary of the date of issue of the Contract.

CONTRACT DATE- The date of issue shown on the Contract.

CONTRACT MAINTENANCE CHARGE- The maximum Contract Maintenance Charge is $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the General Account.

CONTRACT YEAR- Each period starting with either (1) the Contract Date or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

DISTRIBUTION- Any payment by the Company of part or all of the Contract Value under the Contract.

DISTRIBUTION PERIOD- The period during which payments are distributed from a Participant Account.

GENERAL ACCOUNT- This is an account comprised of all assets of the Company other than those in any segregated asset account.

GROUP FIXED CONTRACT- The Company's Group Fixed Fund Retirement Contract or Group Fixed Tax Deferred Annuity Contract.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

NATIONWIDE DC VARIABLE ACCOUNT ("VARIABLE ACCOUNT")- A segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.

OPTIONAL RETIREMENT INCOME FORMS- The method for making annuity payments. Several forms are available under the Contract.

OWNER- The employer or other entity to which the Contract is issued.

PARTICIPANT- An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Owner.

PARTICIPANT ACCOUNT- An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant, under this Contract, other than the purchase and payment of an annuity made from the Company's General Account, are recorded.

PARTICIPANT ACCOUNT YEAR- For each Participant, the Participant Account Year is each one year period starting with either the Participant Effective Date or a Participant Anniversary.

PARTICIPANT ANNIVERSARY- An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE- For each Participant, the Participant Effective Date is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

PLAN- A retirement plan which receives favorable tax treatment under the provisions of the Code. The Plan document is referred to in the Contract as the Plan.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.

RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

RETIREMENT INCOME PAYMENTS- Periodic distributions from a Participant Account made by the Company to the Owner during the Distribution Period.

RETIRED PARTICIPANT- A Participant for whom payments under an Optional Retirement Income Form are being made.

SUB-ACCOUNT- A separate and distinct division of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.

UNDERLYING MUTUAL FUND- The registered management investment company, specified in the Contract application, in which the assets of a Sub-Account of the Variable Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

                                TABLE OF CONTENTS
GLOSSARY OF TERMS..............................................................2
SUMMARY OF CONTRACT EXPENSES...................................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.........................................5
SYNOPSIS......................................................................15
CONDENSED FINANCIAL INFORMATION...............................................16
NATIONWIDE LIFE INSURANCE COMPANY.............................................24
THE NATIONWIDE DC VARIABLE ACCOUNT............................................24
      Voting Rights...........................................................24
PERIODIC REPORTS..............................................................24
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS.................................25
      Contingent Deferred Sales Charge........................................25
      Contract Maintenance Charge.............................................25
      Mortality Risk Charge, Expense Risk And Administration Charge...........26
      Premium Taxes and Other Expenses........................................26
      Experience Credits......................................................26
      Expenses of the Variable Account........................................27
DESCRIPTION OF THE CONTRACTS..................................................27
      A. General..............................................................27
         Purpose of the Contracts.............................................27
         Modification of the Contract.........................................28
         Contract Rights and Privileges and Assignments.......................28
         Exchange Privilege...................................................28
         Suspension and Termination...........................................29
      B. Participant Account Values...........................................29
         Application of Purchase Payments.....................................29
         Additional Purchase Payments Prior to Commencement of Annuity
            Payment...........................................................29
         Crediting Accumulation Units.........................................29
         Variable Account Accumulation Unit Value.............................30
         Allocation of Purchase Payments......................................30
         Valuation of an Account..............................................30
      C. Redemption of Participant Accounts ..................................30
      D. Distribution of Participant Accounts (Retirement Period).............31
         Retirement Income Payments...........................................31
         Election of Income Form and Date.....................................31
         Allocation of Retirement Income......................................31
         Fixed Dollar Annuity.................................................31
         Minimum Payment......................................................32
         Death Benefit Before Retirement......................................32
         Optional Retirement Income Forms.....................................32
         Death of Retired Participant.........................................33
         Withdrawal...........................................................33
         Frequency of Payment.................................................33
         Determination of Payments Under Options A1 & A2......................33
         Determination of Payments Under Options B1 & B2......................33
         Determination of Amount of Variable Monthly Payments For First Year..33 Determination of Amount of Variable Monthly Payments For the Second
            and Subsequent Years..............................................34
         Alternate Assumed Investment Rate....................................34
GENERAL INFORMATION...........................................................34
      Substitution of Securities..............................................34
      Performance Advertising.................................................34
      Contract Owner Inquiries................................................36
      Net Investment Factor...................................................36
      Valuation of Assets.....................................................36
      Federal Tax Status......................................................36
      Contracts Issued Under the New York Model Plan..........................37
LEGAL PROCEEDINGS.............................................................37
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................38
APPENDIX......................................................................39

                          SUMMARY OF CONTRACT EXPENSES
PARTICIPANT TRANSACTION EXPENSES
      Maximum Deferred Sales Charge(1)................................      5%
      (as a percentage of Purchase Payments)
CONTRACT MAINTENANCE CHARGE(2)........................................  $  15
(Per Participant Anniversary)
VARIABLE ACCOUNT ANNUAL EXPENSES(3)
(as a percentage of average account value)
      Mortality and Expense Risk Fees ................................   0.50%
      Administration Charge ..........................................   0.45%
      Total Variable Account Annual Expenses .........................   0.95%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(4)
                          (AFTER EXPENSE REIMBURSEMENT)
         (as a percentage of Underlying Mutual Fund average net assets)

  ===========================================================================
                                MANAGEMENT    OTHER      12b-1   TOTAL FUND
                                   FEES      EXPENSES     FEES     ANNUAL
                                                                  EXPENSES
  ===========================================================================
  AIM Constellation Fund -        0.61%       0.05%     0.00%      0.66%
  Institutional Class
  ---------------------------------------------------------------------------
  AIM Weingarten Fund -           0.61%       0.04%     0.00%      0.65%
  Institutional Class
  ---------------------------------------------------------------------------
  American Century: Twentieth     1.00%       0.00%     0.00%      1.00%
  Century Growth
  ---------------------------------------------------------------------------
  American Century: Twentieth     1.00%       0.00%     0.00%      1.00%
  Century Select
  ---------------------------------------------------------------------------
  American Century: Twentieth     1.00%       0.00%     0.00%      1.00%
  Century Ultra
  ---------------------------------------------------------------------------
  The Bond Fund of America(SM),   0.35%       0.11%     0.25%      0.71%
  Inc.
  ---------------------------------------------------------------------------
  Davis New York Venture Fund,    0.59%       0.14%     0.14%      0.87%
  Inc.
  ---------------------------------------------------------------------------
  Delaware Group Decatur Fund,    0.49%       0.20%     0.00%      0.69%
  Inc.-Decatur Income Fund
  ---------------------------------------------------------------------------
  Dreyfus Cash Management -       0.20%       0.00%     0.00%      0.20%
  Class A
  ---------------------------------------------------------------------------
  Dreyfus S&P 500 Index Fund      0.30%       0.25%     0.00%      0.55%
  ---------------------------------------------------------------------------
  Dreyfus Third Century Fund,     0.75%       0.36%     0.00%      1.11%
  Inc.
  ---------------------------------------------------------------------------
  Evergreen Income and Growth     0.98%       0.21%     0.00%      1.19%
  Fund
  ---------------------------------------------------------------------------
  Federated GNMA                  0.40%       0.20%     0.00%      0.60%
  Trust-Institutional Shares
  ---------------------------------------------------------------------------
  Federated U.S. Government       0.40%       0.14%     0.00%      0.54%
  Securities Fund:  2-5 Years
  - Institutional Shares
  ---------------------------------------------------------------------------
  Fidelity Asset Manager(TM)      0.68%       0.27%     0.00%      0.95%
  ---------------------------------------------------------------------------
  Fidelity Capital & Income       0.62%       0.27%     0.00%      0.89%
  Fund
  ---------------------------------------------------------------------------
  Fidelity Contrafund             0.63%       0.27%     0.00%      0.90%
  ---------------------------------------------------------------------------
  Fidelity Equity-Income Fund     0.45%       0.23%     0.00%      0.68%
  ---------------------------------------------------------------------------
  Fidelity Growth & Income        0.51%       0.24%     0.00%      0.75%
  Portfolio
  ---------------------------------------------------------------------------
  Fidelity Magellan(R)  Fund      0.47%       0.21%     0.00%      0.68%
  ---------------------------------------------------------------------------
  Fidelity OTC Portfolio          0.53%       0.30%     0.00%      0.83%
  ---------------------------------------------------------------------------
  Fidelity Puritan Fund           0.46%       0.28%     0.00%      0.74%
  ---------------------------------------------------------------------------
  The Growth Fund of              0.37%       0.13%     0.24%      0.74%
  America(R), Inc.
  ---------------------------------------------------------------------------
  The Income Fund of              0.30%       0.09%     0.23%      0.62%
  America(R), Inc.
  ---------------------------------------------------------------------------
  INVESCO Industrial Income       0.51%       0.36%     0.25%      1.12%
  Fund, Inc.
  ---------------------------------------------------------------------------
  Janus Fund                      0.65%       0.22%     0.00%      0.87%
  ---------------------------------------------------------------------------

                                    9 of 182

  ===========================================================================
                                MANAGEMENT    OTHER      12b-1   TOTAL FUND
                                   FEES      EXPENSES     FEES     ANNUAL
                                                                  EXPENSES
  ===========================================================================
  Janus Twenty Fund               0.66%       0.24%     0.00%      0.90%
  ---------------------------------------------------------------------------
  MAS Funds Fixed Income          0.38%       0.11%     0.00%      0.49%
  Portfolio
  ---------------------------------------------------------------------------
  Massachusetts Investors         0.31%       0.23%     0.19%      0.73%
  Growth Stock Fund - Class A
  ---------------------------------------------------------------------------
  MFS(R) Growth Opportunities     0.90%       0.36%     0.25%      1.51%
  Fund - Class A
  ---------------------------------------------------------------------------
  MFS(R) High Income Fund -       0.45%       0.34%     0.26%      1.05%
  Class A
  ---------------------------------------------------------------------------
  Nationwide(R) Bond Fund         0.50%       0.20%     0.00%      0.70%
  ---------------------------------------------------------------------------
  Nationwide(R) Fund              0.50%       0.11%     0.00%      0.61%
  ---------------------------------------------------------------------------
  Nationwide(R) Growth Fund       0.50%       0.14%     0.00%      0.64%
  ---------------------------------------------------------------------------
  Nationwide(R) Money Market      0.45%       0.15%     0.00%      0.60%
  Fund
  ---------------------------------------------------------------------------
  Neuberger & Berman Guardian     0.70%       0.12%     0.00%      0.82%
  Fund, Inc.
  ---------------------------------------------------------------------------
  Neuberger & Berman Manhattan    0.79%       0.19%     0.00%      0.98%
  Fund, Inc.
  ---------------------------------------------------------------------------
  Neuberger & Berman Partners     0.74%       0.10%     0.00%      0.84%
  Fund, Inc.
  ---------------------------------------------------------------------------
  Putnam Investors Fund -         0.59%       0.19%     0.25%      1.03%
  Class A
  ---------------------------------------------------------------------------
  Putnam Voyager Fund - Class A   0.51%       0.27%     0.25%      1.03%
  ---------------------------------------------------------------------------
  SEI Index Funds -S&P 500        0.19%       0.06%     0.00%      0.25%
  Index Portfolio
  ---------------------------------------------------------------------------
  Seligman Growth Fund, Inc. -    0.70%       0.27%     0.23%      1.20%
  Class A
  ---------------------------------------------------------------------------
  Strong Common Stock Fund,       1.00%       0.12%     0.00%      1.12%
  Inc.
  ---------------------------------------------------------------------------
  T. Rowe Price International     0.68%       0.20%     0.00%      0.88%
  Stock Fund(R)
  ---------------------------------------------------------------------------
  Templeton Foreign Fund  -       0.61%       0.26%     0.25%      1.12%
  Class I
  ---------------------------------------------------------------------------
  Templeton Global Smaller        0.75%       0.32%     0.20%      1.27%
  Companies Growth Fund -
  Class I
  ---------------------------------------------------------------------------

(1) Imposed only when it is applicable (see "Contingent Deferred Sales Charge").

(2) The Contract Maintenance Charge, if applicable, will also be assessed on the date that amounts held with respect to a Participant are fully withdrawn from the Contract (see "Contract Maintenance Charge").

(3) If the total assets of a Plan as of June 30, 1996, or as of a later date mutually agreeable to the Owner and the Company, exceed $10 million, the 0.45% Administration Charge and the total Variable Account Annual Expense ("Actuarial Risk Fee") will be reduced on a sliding scale on November 2, 1996, or on such later date mutually agreeable to the Owner and the Company, as follows:

                                   10 of 182

=============================================================================

                                          ADMINISTRATIVE CHARGE       TOTAL
                 ASSETS                      (AS A PORTION OF       ACTUARIAL
                                          THE ACTUARIAL RISK FEE)    RISK FEE
=============================================================================
Greater than $10 million but less than             .40                 .90
or equal to $25 million
-----------------------------------------------------------------------------
Greater than $25 million but less than             .30                 .80
or equal to $50 million
-----------------------------------------------------------------------------
Greater than $50 million but less than             .20                 .70
or equal to $150 million
-----------------------------------------------------------------------------
Greater than $150 million                          .15                 .65
-----------------------------------------------------------------------------


    Following this initial reduction, if total assets of a Plan under the Program as of December 31 of each year exceed $10 million, the Administration Charge and the total Variable Account Annual Expense will be reduced as set forth above on May 1 of each succeeding year, as applicable.

    For new Contracts issued on or after the effective date of the reduction, the Administration charge and correspondingly the Total Variable Account Annual Expense (Total Actuarial Risk Fee) shall be determined at the issuance of the Contract and thereafter each year based upon the total assets of the Plan under the Program as of December 31. Any reduction or increase based on assets on December 31 of each year will be effective on May 1 of the succeeding year.

(4) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. There are no front-end load fees (sales charges) at the Underlying Mutual Fund level. The following funds are subject to fee waivers or expense reimbursement arrangements:


================================================================================
                FUND                              EXPENSES WITHOUT
                                               REIMBURSEMENT OR WAIVER
================================================================================
AIM Constellation Fund -             The Fund is currently waiving a portion of
Institutional Class                  its fees.  Had there been no fee waivers
                                     during the year, management fees would have
                                     been 0.63% of average net assets.
--------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional  The Fund is currently waiving a portion of
Class                                its fees.  Had there been no fee waivers
                                     during the year, management fees would have
                                     been 0.63% of average net assets.
--------------------------------------------------------------------------------
Federated GNMA Trust -               The total operating expenses would have
Institutional Shares                 been 0.80% absent the voluntary waiver of
                                     a portion of the shareholder service fee.
--------------------------------------------------------------------------------
Federated U.S. Government            The total operating expenses would have
Securities Fund: 2-5 Years -         been 0.79% absent the voluntary waiver of
Institutional Shares                 a portion of the shareholder service fee.
--------------------------------------------------------------------------------
Fidelity Equity-Income Fund          The Fund has entered into arrangements
                                     with its custodian and transfer agent
                                     whereby interest earned on uninvested cash
                                     balances is used to reduce custodian and
                                     transfer agent expenses.  Including these
                                     reductions, the total operating expenses
                                     presented in the table would have been
                                     0.68%.
--------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio   The Fund has entered into arrangements
                                     with its custodian and transfer agent
                                     whereby interest earned on uninvested cash
                                     balances is used to reduce custodian and
                                     transfer agent expenses.  Including these
                                     reductions, the total operating expenses
                                     presented in the table would have been
                                     0.75%.
--------------------------------------------------------------------------------
Fidelity Magellan(R) Fund            The Fund has entered into arrangements
                                     with its custodian and transfer agent
                                     whereby interest earned on uninvested cash
                                     balances is used to reduce custodian and
                                     transfer agent expenses.  Including these
                                     reductions, the total operating expenses
                                     presented in the table would have been
                                     0.95%.
--------------------------------------------------------------------------------
Fidelity OTC Portfolio               The Fund has entered into arrangements
                                     with its custodian and transfer agent
                                     whereby interest earned on uninvested cash
                                     balances is used to reduce custodian and
                                     transfer agent expenses.  Including these
                                     reductions, the total operating expenses
                                     presented in the table would have been
                                     0.83%.
--------------------------------------------------------------------------------

                                   11 of 182

================================================================================
                FUND                              EXPENSES WITHOUT
                                               REIMBURSEMENT OR WAIVER
================================================================================
Fidelity Puritan Fund                The Fund has entered into arrangements
                                     with its custodian and transfer agent
                                     whereby interest earned on uninvested cash
                                     balances is used to reduce custodian and
                                     transfer agent expenses.  Including these
                                     reductions, the total operating expenses
                                     presented in the table would have been
                                     0.69%.
--------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc. The management fee paid by the Fund has been reduced to an annual rate of 0.45% on
                                     daily net assets over $2 billion, and to an
                                     annual rate of 0.40% on daily net assets
                                     over $4 billion. In the absence of the
                                     voluntary expense limitation, the Fund's
                                     "Management Fee" and "Total Fund Operating
                                     Expenses" would have been 0.51% and 0.96%
                                     respectively.
--------------------------------------------------------------------------------
Nationwide(R) Money Market Fund      The Fund will waive 0.05% of the total
                                     0.50% management fee until further notice.
--------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index    The Fund's Manager has waived, on a
Portfolio                            voluntary basis, a portion of its fee, and
                                     the management/advisory fees shown above
                                     reflect said waiver. Absent such waiver,
                                     the management/advisory fees would be .25%.
                                     The Distributor has waived, on a voluntary
                                     basis, all or a portion of its shareholder
                                     servicing fee. Absent such waiver, the
                                     shareholder servicing fee would be .25%.
                                     Absent these fee waivers, total operating
                                     expenses would be .56%.
--------------------------------------------------------------------------------

  The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                                    12 of 182

                                     EXAMPLE


The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                     =========================
                                                       If you surrender your
                                                       Contract at the end of
                                                        the applicable time
                                                               period
                                                     =========================
                                                     1 Yr. 3 Yrs.5 Yrs.10 Yrs.
-----------------------------------------------------=========================
AIM Constellation Fund - Institutional Class          67    103   141    248
------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class             67    102   140    247
------------------------------------------------------------------------------
American Century:  Twentieth Century Growth           71    114   159    285
------------------------------------------------------------------------------
American Century:  Twentieth Century Select           71    114   159    285
------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra            71    114   159    285
------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                    68    104   144    253
------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                     69    109   152    271
------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income      67    104   142    251
Fund
------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                     62    88    116    195
------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                            66    99    135    235
------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                      72    117   165    297
------------------------------------------------------------------------------
Evergreen Income and Growth Fund                      73    120   169    306
------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares             66    101   138    241
------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5        66    99    134    234
Years - Institutional Shares
------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                            70    112   156    280
------------------------------------------------------------------------------
Fidelity Capital & Income Fund                        69    110   153    273
------------------------------------------------------------------------------
Fidelity Contrafund                                   70    110   154    274
------------------------------------------------------------------------------
Fidelity Equity-Income Fund                           67    103   142    250
------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                    68    106   146    258
------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                             67    103   142    250
------------------------------------------------------------------------------
Fidelity OTC Portfolio                                69    108   150    267
------------------------------------------------------------------------------
Fidelity Puritan Fund                                 68    105   145    257
------------------------------------------------------------------------------
The Growth Fund of America(R) Inc.                    68    105   145    257
------------------------------------------------------------------------------
The Income Fund of America(R) Inc.                    67    101   139    243
------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                  72    117   166    298
------------------------------------------------------------------------------
Janus Fund                                            69    110   152    271
------------------------------------------------------------------------------
Janus Twenty Fund                                     70    110   154    274
------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                      65    97    132    228
------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A   68    105   145    256
------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A            76    130   186    339
------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                     71    115   162    291
------------------------------------------------------------------------------
Nationwide(R) Bond Fund                               67    104   143    252
------------------------------------------------------------------------------
Nationwide(R) Fund                                    66    101   138    242
------------------------------------------------------------------------------
Nationwide(R) Growth Fund                             67    102   140    245
------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                       66    101   138    241
------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                69    108   149    266
------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.               70    113   158    283
------------------------------------------------------------------------------

                                   13 of 182

                                                     =========================
                                                       If you surrender your
                                                       Contract at the end of
                                                        the applicable time
                                                               period
                                                     =========================
                                                     1 Yr. 3 Yrs.5 Yrs.10 Yrs.
-----------------------------------------------------=========================
Neuberger & Berman Partners Fund, Inc.                69    108   151    268
------------------------------------------------------------------------------
Putnam Investors Fund - Class A                       71    115   161    289
------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                         71    115   161    289
------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio               63    90    118    201
------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                  73    120   170    307
------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                        72    117   166    298
------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)             69    110   153    272
------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                      72    117   166    298
------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund -      73    122   173    314
Class I
------------------------------------------------------------------------------

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                   14 of 182

                                     EXAMPLE
                                   (CONTINUED)

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                     =========================
                                                     If you do not surrender
                                                       your Contract at the
                                                      end of the applicable
                                                           time period
                                                     =========================
                                                     1 Yr.3 Yrs. 5 Yrs.10 Yrs.
-----------------------------------------------------=========================
AIM Constellation Fund - Institutional Class          17    53     91    198
------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class             17    52     90    197
------------------------------------------------------------------------------
American Century:  Twentieth Century Growth           21    64    109    235
------------------------------------------------------------------------------
American Century:  Twentieth Century Select           21    64    109    235
------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra            21    64    109    235
------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                    18    54     94    203
------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                     19    59    102    221
------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income      17    54     92    201
Fund
------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                     12    38     66    145
------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                            16    49     85    185
------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                      22    67    115    247
------------------------------------------------------------------------------
Evergreen Income and Growth Fund                      23    70    119    256
------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares             16    51     88    191
------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5        16    49     84    184
Years - Institutional Shares
------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                            20    62    106    230
------------------------------------------------------------------------------
Fidelity Capital & Income Fund                        19    60    103    223
------------------------------------------------------------------------------
Fidelity Contrafund                                   20    60    104    224
------------------------------------------------------------------------------
Fidelity Equity-Income Fund                           17    53     92    200
------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                    18    56     96    208
------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                             17    53     92    200
------------------------------------------------------------------------------
Fidelity OTC Portfolio                                19    58    100    217
------------------------------------------------------------------------------
Fidelity Puritan Fund                                 18    55     95    207
------------------------------------------------------------------------------
The Growth Fund of America(R) Inc.                    18    55     95    207
------------------------------------------------------------------------------
The Income Fund of America(R) Inc.                    17    51     89    193
------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                  22    67    116    248
------------------------------------------------------------------------------
Janus Fund                                            19    60    102    221
------------------------------------------------------------------------------
Janus Twenty Fund                                     20    60    104    224
------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                      15    47     82    178
------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A   18    55     95    206
------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A            26    80    136    289
------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                     21    65    112    241
------------------------------------------------------------------------------
Nationwide(R) Bond Fund                               17    54     93    202
------------------------------------------------------------------------------
Nationwide(R) Fund                                    16    51     88    192
------------------------------------------------------------------------------
Nationwide(R) Growth Fund                             17    52     90    195
------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                       16    51     88    191
------------------------------------------------------------------------------

                                   15 of 182

                                                     =========================
                                                     If you do not surrender
                                                       your Contract at the
                                                      end of the applicable
                                                           time period
                                                     =========================
                                                     1 Yr.3 Yrs. 5 Yrs.10 Yrs.
-----------------------------------------------------=========================
Neuberger & Berman Guardian Fund, Inc.                19    58     99    216
------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.               20    63    108    233
------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                19    58    101    218
------------------------------------------------------------------------------
Putnam Investors Fund - Class A                       21    65    111    239
------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                         21    65    111    239
------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio               13    40     68    151
------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                  23    70    120    257
------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                        22    67    116    248
------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)             19    60    103    222
------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                      22    67    116    248
------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund -      23    72    123    264
Class I
------------------------------------------------------------------------------

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                   16 of 182

                                     EXAMPLE
                                   (CONTINUED)


The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.

                                                     =========================
                                                      If you annuitize your
                                                      Contract at the end of
                                                       the applicable time
                                                              period
                                                     =========================
                                                     1 Yr.3 Yrs. 5 Yrs.10 Yrs.
-----------------------------------------------------=========================
AIM Constellation Fund - Institutional Class          17    53     91    198
------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class             17    52     90    197
------------------------------------------------------------------------------
American Century:  Twentieth Century Growth           21    64    109    235
------------------------------------------------------------------------------
American Century:  Twentieth Century Select           21    64    109    235
------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra            21    64    109    235
------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                    18    54     94    203
------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                     19    59    102    221
------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income      17    54     92    201
Fund
------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                     12    38     66    145
------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                            16    49     85    185
------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                      22    67    115    247
------------------------------------------------------------------------------
Evergreen Income and Growth Fund                      23    70    119    256
------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares             16    51     88    191
------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5        16    49     84    184
Years - Institutional Shares
------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                            20    62    106    230
------------------------------------------------------------------------------
Fidelity Capital & Income Fund                        19    60    103    223
------------------------------------------------------------------------------
Fidelity Contrafund                                   20    60    104    224
------------------------------------------------------------------------------
Fidelity Equity-Income Fund                           17    53     92    200
------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                    18    56     96    208
------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                             17    53     92    200
------------------------------------------------------------------------------
Fidelity OTC Portfolio                                19    58    100    217
------------------------------------------------------------------------------
Fidelity Puritan Fund                                 18    55     95    207
------------------------------------------------------------------------------
The Growth Fund of America(R) Inc.                    18    55     95    207
------------------------------------------------------------------------------
The Income Fund of America(R) Inc.                    17    51     89    193
------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                  22    67    116    248
------------------------------------------------------------------------------
Janus Fund                                            19    60    102    221
------------------------------------------------------------------------------
Janus Twenty Fund                                     20    60    104    224
------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                      15    47     82    178
------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A   18    55     95    206
------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A            26    80    136    289
------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                     21    65    112    241
------------------------------------------------------------------------------
Nationwide(R) Bond Fund                               17    54     93    202
------------------------------------------------------------------------------
Nationwide(R) Fund                                    16    51     88    192
------------------------------------------------------------------------------
Nationwide(R) Growth Fund                             17    52     90    195
------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                       16    51     88    191
------------------------------------------------------------------------------

                                   17 of 182

                                                     =========================
                                                      If you annuitize your
                                                      Contract at the end of
                                                       the applicable time
                                                              period
                                                     =========================
                                                     1 Yr.3 Yrs. 5 Yrs.10 Yrs.
-----------------------------------------------------=========================
Neuberger & Berman Guardian Fund, Inc.                19    58     99    216
------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.               20    63    108    233
------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                19    58    101    218
------------------------------------------------------------------------------
Putnam Investors Fund - Class A                       21    65    111    239
------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                         21    65    111    239
------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio               13    40     68    151
------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                  23    70    120    257
------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                        22    67    116    248
------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)             19    60    103    222
------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                      22    67    116    248
------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth Fund -      23    72    123    264
Class I
------------------------------------------------------------------------------

   The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The Tables reflect expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Charges and Other Deductions."

For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").

                                   18 of 182

                                    SYNOPSIS





   The Contracts described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Such Plans generally will qualify for favorable tax treatment under
Section 401, 403(b), or 457 of the Code, but may also include other nonqualified deferred compensation plans. Contracts will be issued only to employers who are exempt from taxation to fund deferred compensation plans. The employees generally are not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

   Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with 46 Sub-Accounts of unit values, each reflecting investment results of a different Underlying Mutual Fund. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified Underlying Mutual Fund (see "Appendix of Participating Underlying Mutual Funds").

   The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of such Contracts is withdrawn, the Company will, with certain exceptions, deduct from the Contract Value a Contingent Deferred Sales Charge equal to not more than 5% of the lesser of the total of all Purchase Payments made prior to the date of the request for surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

   A Contract Maintenance Charge may be deducted each year from a Participant Account (see "Contract Maintenance Charge"). Any applicable premium taxes can be deducted and will be charge against the Contracts. If any such premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made from the Contract prior to allocation to any Underlying Mutual Fund option (see "Premium Taxes".)

   A daily deduction is made from the Variable Account in an amount equivalent to 0.95% per year for the Company's contractual promises to accept the mortality and expense risks and for administration of the Variable Account (see "Expense Risk Charge", "Mortality Risk Charge" and "Administration Charge"). In addition, the investment companies whose shares are purchased by the Variable Account make certain deductions from their assets.

   The Contracts provide that the deductions made from Purchase Payments, Participants' Accounts, the Contingent Deferred Sales Charges, Contract Maintenance Charges, Expense Risk Charges, Mortality Risk Charges and Administration Charges may be decreased by the Company upon notice to the Owner (see "Modification of the Contract").

                                   19 of 182

                         NATIONWIDE DC VARIABLE ACCOUNT
                         CONDENSED FINANCIAL INFORMATION
  ACCUMULATION UNIT VALUES (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE
                                     PERIOD)

                   ACCUMULATION    ACCUMULATION    NUMBER OF
                    UNIT VALUE      UNIT VALUE    ACCUMULATION
                   AT BEGINNING       AT END         UNITS
       FUND          OF PERIOD      OF PERIOD     OUTSTANDING    YEAR
                                                     AT THE
                                                   END OF THE
                                                     PERIOD
  ----------------------------------------------------------------------
  AIM                1.776138        2.055366     6,309,167      1996
  Constellation   ------------------------------------------------------
  Fund -             1.316836        1.776138     3,214,050      1995
  Institutional   ------------------------------------------------------
  Class              1.305850        1.316836     1,607,538      1994
                  ------------------------------------------------------
                     1.120568        1.305850     1,341,351      1993
                  ------------------------------------------------------
                     1.000000        1.120568             0      1992
  ----------------------------------------------------------------------
  AIM                1.389659        1.627524     1,300,655      1996
  Weingarten      ------------------------------------------------------
  Fund -             1.035886        1.389659     1,097,067      1995
  Institutional   ------------------------------------------------------
  Class              1.044414        1.035886       870,956      1994
                  ------------------------------------------------------
                     1.034606        1.044414       936,998      1993
                  ------------------------------------------------------
                     1.000000        1.034606             0      1992
  ----------------------------------------------------------------------
  American           4.005400        4.562802    12,224,812      1996
  Century:        ------------------------------------------------------
  Twentieth          3.359891        4.005400    37,335,163      1995
  Century         ------------------------------------------------------
  Growth             3.443124        3.359891    41,134,943      1994
                  ------------------------------------------------------
                     3.350122        3.443124    51,977,134      1993
                  ------------------------------------------------------
                     3.533694        3.350122    58,356,370      1992
                  ------------------------------------------------------
                     2.110582        3.533694    53,923,483      1991
                  ------------------------------------------------------
                     2.216085        2.110582    67,311,152      1990
                  ------------------------------------------------------
                     1.562983        2.216085    49,896,477      1989
                  ------------------------------------------------------
                     1.536055        1.562983    51,598,758      1988
                  ------------------------------------------------------
                     1.374167        1.536055    38,777,840      1987
                  ------------------------------------------------------
                     1.164500        1.374167    23,661,751      1986
  ----------------------------------------------------------------------
  American           1.331631        1.572461        41,014      1996
  Century:        ------------------------------------------------------
  Twentieth          1.095899        1.331631     1,254,199      1995
  Century         ------------------------------------------------------
  Select             1.202996        1.095899       194,231      1994
                  ------------------------------------------------------
                     1.059075        1.202996       386,750      1993
                  ------------------------------------------------------
                     1.118927        1.059075       383,487      1992
                  ------------------------------------------------------
                     1.000000        1.118927         2,950      1991
  ----------------------------------------------------------------------
  American           1.835553        2.069865    70,399,683      1996
  Century:        ------------------------------------------------------
  Twentieth          1.345904        1.835553    105,140,475     1995
  Century         ------------------------------------------------------
  Ultra              1.409710        1.345904    88,713,416      1994
                  ------------------------------------------------------
                     1.168340        1.409710    68,551,255      1993
                  ------------------------------------------------------
                     1.164722        1.168340    33,483,411      1992
                  ------------------------------------------------------
                     1.000000        1.164722        11,412      1991
  ----------------------------------------------------------------------
  The Bond Fund      2.039710        2.155739     3,518,054      1996
  of America(SM), ------------------------------------------------------
  Inc.               1.741422        2.039710     7,434,474      1995
                  ------------------------------------------------------
                     1.850918        1.741422     7,880,903      1994
                  ------------------------------------------------------
                     1.637181        1.850918     8,560,956      1993
                  ------------------------------------------------------
                     1.484255        1.637181     6,077,266      1992
                  ------------------------------------------------------
                     1.238222        1.484255     5,128,071      1991
                  ------------------------------------------------------
                     1.208717        1.238222     5,102,901      1990
                  ------------------------------------------------------
                     1.109668        1.208717     3,105,875      1989
                  ------------------------------------------------------
                     1.011923        1.109668     1,113,940      1988
                  ------------------------------------------------------
                     1.000000        1.011923       173,764      1987
  ----------------------------------------------------------------------
  Davis New York     1.345221        1.686019     1,180,098      1996
  Venture         ------------------------------------------------------
  Fund, Inc.         0.966146        1.345221     1,771,764      1995
                  ------------------------------------------------------
                     0.994508        0.966146       720,917      1994
                  ------------------------------------------------------
                     1.000000        0.994508         5,626      1993
  ----------------------------------------------------------------------

                                   20 of 182

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                   ACCUMULATION    ACCUMULATION     NUMBER OF
                    UNIT VALUE      UNIT VALUE    ACCUMULATION
                   AT BEGINNING       AT END          UNITS
        FUND        OF PERIOD       OF PERIOD    OUTSTANDING AT   YEAR
                                                       THE
                                                   END OF THE
                                                     PERIOD
   ----------------------------------------------------------------------
   Delaware Group     1.910384       2.280210        78,578       1996
   Decatur Fund,   ------------------------------------------------------
   Inc. -             1.449372       1.910384       100,636       1995
   Decatur Income  ------------------------------------------------------
   Fund               1.473401       1.449372       104,006       1994
   Institutional   ------------------------------------------------------
   Class              1.289480       1.473401       281,500       1993
                   ------------------------------------------------------
                      1.196471       1.289480       162,528       1992
                   ------------------------------------------------------
                      0.991871       1.196471       106,856       1991
                   ------------------------------------------------------
                      1.142606       0.991871        16,158       1990
                   ------------------------------------------------------
                      1.000000       1.142606             0       1989
   ----------------------------------------------------------------------
   Dreyfus            1.110383       1.159356       618,162       1996
   Cash            ------------------------------------------------------
   Management* -      1.057458       1.110383     2,561,760       1995
   Class A         ------------------------------------------------------
                      1.025704       1.057458     2,324,960       1994
                   ------------------------------------------------------
                      1.003770       1.025704        25,763       1993
                   ------------------------------------------------------
                      1.000000       1.003770             0       1992
   ----------------------------------------------------------------------
   Dreyfus            2.238323       2.756438     3,824,949       1996
   Third Century   ------------------------------------------------------
   Fund, Inc.         1.663803       2.238323     6,501,520       1995
                   ------------------------------------------------------
                      1.814915       1.663803     6,965,653       1994
                   ------------------------------------------------------
                      1.740666       1.814915     8,765,880       1993
                   ------------------------------------------------------
                      1.723855       1.740666     9,137,872       1992
                   ------------------------------------------------------
                      1.259983       1.723855     5,165,976       1991
                   ------------------------------------------------------
                      1.228377       1.259983     4,118,236       1990
                   ------------------------------------------------------
                      1.057519       1.228377     1,659,197       1989
                   ------------------------------------------------------
                      0.866121       1.057519       618,691       1988
                   ------------------------------------------------------
                      1.000000       0.866121        63,671       1987
   ----------------------------------------------------------------------
   Evergreen          1.741651      1.947502       1,146,375      1996
   Income and      ------------------------------------------------------
   Growth             1.419467      1.741651       3,257,653      1995
   Fund (formerly  ------------------------------------------------------
   Evergreen Total    1.531292      1.419467       4,439,096      1994
   Return Fund)    ------------------------------------------------------
                      1.368966      1.531292       7,948,202      1993
                   ------------------------------------------------------
                      1.256090       1.368966      6,846,744      1992
                   ------------------------------------------------------
                      1.031024       1.256090      7,328,719      1991
                   ------------------------------------------------------
                      1.110904       1.031024     13,632,891      1990
                   ------------------------------------------------------
                      0.959913       1.110904     10,256,138      1989
                   ------------------------------------------------------
                      0.837244       0.959913      5,595,414      1988
                   ------------------------------------------------------
                      1.000000       0.837244      2,115,006      1987
   ----------------------------------------------------------------------
   Federated GNMA     1.243001       1.292380        548,815      1996
   Trust-
   Institutional   ------------------------------------------------------
   Shares             1.081229       1.243001        508,686      1995
                   ------------------------------------------------------
                      1.119643       1.081229        422,171      1994
                   ------------------------------------------------------
                      1.061001       1.119643        497,960      1993
                   ------------------------------------------------------
                      1.000000       1.061001        305,851      1992
   ----------------------------------------------------------------------
   Federated U.S.     1.115461       1.144380      1,214,422      1996
   Government      ------------------------------------------------------
   Securities         0.991595       1.115461      1,877,483      1995
   Fund: 2-5       ------------------------------------------------------
   Years -            1.020623       0.991595      1,280,899      1994
   Institutional   ------------------------------------------------------
   Shares             1.000000       1.020623        696,793      1993
   ----------------------------------------------------------------------
   Fidelity Asset     1.121926       1.252704      2,611,685      1996
   Manager(TM)     ------------------------------------------------------
                      0.958564       1.121926      5,838,128      1995
                   ------------------------------------------------------
                      1.036089       0.958564      3,916,306      1994
                   ------------------------------------------------------
                      1.000000       1.036089         79,714      1993
   ----------------------------------------------------------------------

      *The 7-day yield on the Dreyfus Cash Management - Class A fund as of December 31, 1996 was 5.29%.

                                   21 of 182

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                    ACCUMULATION   ACCUMULATION    NUMBER OF
                     UNIT VALUE     UNIT VALUE    ACCUMULATION
                    AT BEGINNING      AT END         UNITS
        FUND         OF PERIOD      OF PERIOD     OUTSTANDING     YEAR
                                                     AT THE
                                                   END OF THE
                                                     PERIOD
   ----------------------------------------------------------------------

   Fidelity           3.712491       4.096488       125,230       1996
   Capital
   & Income Fund   ------------------------------------------------------
                       3,210584        3.712491       463,343       1995
                   ------------------------------------------------------
                      3.397953       3.210584       561,985       1994
                   ------------------------------------------------------
                      2.746533       3.397953       925,953       1993
                   ------------------------------------------------------
                      2.165417       2.746533     1,032,492       1992
                   ------------------------------------------------------
                      1.684020       2.165417     1,471,867       1991
                   ------------------------------------------------------
                      1.768220       1.684020     4,160,164       1990
                   ------------------------------------------------------
                      1.843890       1.768220     4,943,976       1989
                   ------------------------------------------------------
                      1.653959       1.843890     4,248,205       1988
                   ------------------------------------------------------
                      1.649063       1.653959     3,210,794       1987
                   ------------------------------------------------------
                      1.411482       1.649063     1,810,114       1986
   ----------------------------------------------------------------------
   Fidelity           1.705419       2.059778    56,288,590       1996
   Contrafund      ------------------------------------------------------
                      1.263308       1.705419    62,585,233       1995
                   ------------------------------------------------------
                      1.289799       1.263308    40,927,857       1994
                   ------------------------------------------------------
                      1.072342       1.289799    14,514,807       1993
                   ------------------------------------------------------
                      1.000000       1.072342       186,872       1992
   ----------------------------------------------------------------------
   Fidelity           4.471070       5.359692    18,493,235       1996
   Equity-Income   ------------------------------------------------------
   Fund               3.424310       4.471070    35,553,370       1995
                   ------------------------------------------------------
                      3.448520       3.424310    34,056,352       1994
                   ------------------------------------------------------
                      2.869860       3.448520    41,743,016       1993
                   ------------------------------------------------------
                      2.526472       2.869860    36,410,831       1992
                   ------------------------------------------------------
                      1.971024       2.526472    40,239,204       1991
                   ------------------------------------------------------
                      2.314450       1.971024    65,533,870       1990
                   ------------------------------------------------------
                      1.968876       2.314450    62,489,636       1989
                   ------------------------------------------------------
                      1.622650       1.968876    66,300,418       1988
                   ------------------------------------------------------
                      1.665429       1.622650    55,094,558       1987
                   ------------------------------------------------------
                      1.436150       1.665429    33,659,577       1986
   ----------------------------------------------------------------------
   Fidelity           1.683805       2.001775     4,201,944       1996
   Growth &        ------------------------------------------------------
   Income             1.255568       1.683805     4,155,413       1995
   Portfolio       ------------------------------------------------------
                      1.239420       1.255568     2,808,994       1994
                   ------------------------------------------------------
                      1.046808       1.239420     1,219,293       1993
                   ------------------------------------------------------
                      1.000000       1.046808        85,896       1992
   ----------------------------------------------------------------------
   Fidelity           1.729361       1.913110    56,756,036       1996
   Magellan(R)    ------------------------------------------------------
   Fund               1.275955       1.729361    92,049,788       1995
                   ------------------------------------------------------
                      1.311856       1.275955    68,044,510       1994
                   ------------------------------------------------------
                      1.062405       1.311856    43,203,753       1993
                   ------------------------------------------------------
                      1.000000       1.062405    10,591,374       1992
   ----------------------------------------------------------------------
   Fidelity  OTC      1.219506       1.494616             0       1996
   Portfolio
                   ------------------------------------------------------
                      1.000000       1.219506        64,305       1995
   ----------------------------------------------------------------------
   Fidelity           1.126715       1.285134             0       1996
   Puritan Fund
                   ------------------------------------------------------
                      1.000000       1.126715             0       1995
   ----------------------------------------------------------------------

                                   22 of 182

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                     ACCUMULATION   ACCUMULATION    NUMBER OF
                      UNIT VALUE     UNIT VALUE    ACCUMULATION
                     AT BEGINNING      AT END         UNITS
         FUND         OF PERIOD      OF PERIOD     OUTSTANDING    YEAR
                                                      AT THE
                                                    END OF THE
                                                      PERIOD
    ---------------------------------------------------------------------
    The Growth         2.366626       2.691979     2,478,693       1996
    Fund of         -----------------------------------------------------
    America(R), Inc.   1.840658       2.366626     6,716,573       1995
                    -----------------------------------------------------
                       1.857739       1.840658     5,646,915       1994
                    -----------------------------------------------------
                       1.638011       1.857739     5,353,392       1993
                    -----------------------------------------------------
                       1.539692       1.638011     3,840,212       1992
                    -----------------------------------------------------
                       1.144684       1.539692     1,551,711       1991
                    -----------------------------------------------------
                       1.205372       1.144684       105,320       1990
                    -----------------------------------------------------
                       1.000000       1.205372             0       1989
    ---------------------------------------------------------------------
    The Income         1.893327       2.160929     5,291,391       1996
    Fund of         -----------------------------------------------------
    America(R), Inc.   1.480756       1.893327     8,645,811       1995
                    -----------------------------------------------------
                       1.533299       1.480756     7,829,528       1994
                    -----------------------------------------------------
                       1.357846       1.533299     7,258,704       1993
                    -----------------------------------------------------
                       1.223786       1.357846     3,016,773       1992
                    -----------------------------------------------------
                       0.998504       1.223786       631,336       1991
                    -----------------------------------------------------
                       1.000000       0.998504             0       1990
    ---------------------------------------------------------------------
    INVESCO            1.451889       1.678513     7,428,110      1996
    Industrial      -----------------------------------------------------
    Income Fund,       1.151056       1.451889    10,632,818      1995
    Inc.            -----------------------------------------------------
                       1.208959       1.151056     8,239,738      1994
                    -----------------------------------------------------
                       1.045472       1.208959     3,039,640      1993
                    -----------------------------------------------------
                       1.000000       1.045472        17,289      1992
    ---------------------------------------------------------------------
    Janus Fund         1.353271       1.603290    15,851,766      1996
                    -----------------------------------------------------
                       1.055481       1.353271    13,522,743      1995
                    -----------------------------------------------------
                       1.077425       1.055481     7,345,306      1994
                    -----------------------------------------------------
                       1.000000       1.077425     2,969,768      1993
    ---------------------------------------------------------------------
    Janus Twenty       1.320040       1.671698       149,425      1996
    Fund            -----------------------------------------------------
                       0.978264       1.320040        31,831      1995
                    -----------------------------------------------------
                       1.058801       0.978264        11,285      1994
                    -----------------------------------------------------
                       1.000000       1.058801             0      1993
    ---------------------------------------------------------------------
    MAS Funds Fixed    1.156444       1.229760       718,247      1996
    Income          -----------------------------------------------------
    Portfolio          0.980782       1.156444       366,064      1995
                    -----------------------------------------------------
                       1.000000       0.980782        31,751      1994
    ---------------------------------------------------------------------
    Massachusetts      8.942612      10.880822       164,786      1996
    Investors       -----------------------------------------------------
    Growth             7.034148       8.942612       551,377      1995
    Stock Fund -    -----------------------------------------------------
    Class A            7.613442       7.034148       604,020      1994
                    -----------------------------------------------------
                       6.714892       7.613442       891,831      1993
                    -----------------------------------------------------
                       6.368639       6.714892       914,534      1992
                    -----------------------------------------------------
                       4.352449       6.368639     1,056,566      1991
                    -----------------------------------------------------
                       4.612779       4.352449     1,577,501      1990
                    -----------------------------------------------------
                       3.430876       4.612779     1,393,742      1989
                    -----------------------------------------------------
                       3.326929       3.430876     2,091,280      1988
                    -----------------------------------------------------
                       3.173352       3.326929     2,154,700      1987
                    -----------------------------------------------------
                       2.847946       3.173352     2,334,606      1986
    ---------------------------------------------------------------------

                                   23 of 182

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                    ACCUMULATION   ACCUMULATION    NUMBER OF
                     UNIT VALUE     UNIT VALUE    ACCUMULATION
                    AT BEGINNING      AT END         UNITS
        FUND         OF PERIOD      OF PERIOD     OUTSTANDING    YEAR
                                                     AT THE
                                                   END OF THE
                                                     PERIOD
   ----------------------------------------------------------------------
   MFS(R) Growth     6.114190        7.380232       843,158       1996
   Opportunities   ------------------------------------------------------
   Fund - Class A    4.589533        6.114190     3,824,999       1995
                   ------------------------------------------------------
                     4.834037        4.589533     4,635,532       1994
                   ------------------------------------------------------
                     4.200054        4.834037     9,303,110       1993
                   ------------------------------------------------------
                     3.936838        4.200054    10,600,796       1992
                   ------------------------------------------------------
                     3.246855        3.936838    13,413,614       1991
                   ------------------------------------------------------
                     3.427388        3.246855    23,047,089       1990
                   ------------------------------------------------------
                     2.692907        3.427388    24,300,466       1989
                   ------------------------------------------------------
                     2.493461        2.692907    28,164,998       1988
                   ------------------------------------------------------
                     2.421913        2.493461    29,369,357       1987
                   ------------------------------------------------------
                     2.312498        2.421913    38,069,020       1986
   ----------------------------------------------------------------------
   MFS(R) High       4.949752        5.518160       164,395       1996
   Income          ------------------------------------------------------
   Fund -            4.265493        4.949752       806,763       1995
   Class A         ------------------------------------------------------
                     4.422523        4.265493       877,250       1994
                   ------------------------------------------------------
                     3.739642        4.422523     1,068,154       1993
                   ------------------------------------------------------
                     3.225557        3.739642     1,036,507       1992
                   ------------------------------------------------------
                     2.186959        3.225557     1,186,991       1991
                   ------------------------------------------------------
                     2.651605        2.186959     2,159,639       1990
                   ------------------------------------------------------
                     2.731036        2.651605     2,739,257       1989
                   ------------------------------------------------------
                     2.453867        2.731036     2,747,679       1988
                   ------------------------------------------------------
                     2.470209        2.453867     2,713,471       1987
                   ------------------------------------------------------
                     2.248114        2.470209     3,349,170       1986
   ----------------------------------------------------------------------
   Nationwide(R)     1.991196        2.001472       26,395       1996
   Bond Fund       ------------------------------------------------------
                     1.619166        1.991196       92,001       1995
                   ------------------------------------------------------
                     1.778765        1.619166       51,492       1994
                   ------------------------------------------------------
                     1.621957        1.778765      148,222       1993
                   ------------------------------------------------------
                     1.516560        1.621957      197,350       1992
                   ------------------------------------------------------
                     1.309926        1.516560      363,511       1991
                   ------------------------------------------------------
                     1.222004        1.309926      420,858       1990
                   ------------------------------------------------------
                     1.114209        1.222004      314,062       1989
                   ------------------------------------------------------
                     1.039905        1.114209      188,045       1988
                   ------------------------------------------------------
                     1.074676        1.039905       28,819       1987
   ---------------------------------------------------------------------
   Nationwide(R)    12.191058       14.964379    1,316,219       1996
   Fund            ------------------------------------------------------
                     9.468045       12.191058    2,905,460       1995
                   ------------------------------------------------------
                     9.502760        9.468045    3,036,527       1994
                   ------------------------------------------------------
                     8.985447        9.502760    3,690,273       1993
                   ------------------------------------------------------
                     8.810680        8.985447    4,218,392       1992
                   ------------------------------------------------------
                     6.830443        8.810680    3,906,633       1991
                   ------------------------------------------------------
                     6.875188        6.830443    3,792,110       1990
                   ------------------------------------------------------
                     5.187286        6.875188    2,756,965       1989
                   ------------------------------------------------------
                     4.485232        5.187286    3,174,211       1988
                   ------------------------------------------------------
                     4.438511        4.485232    2,879,455       1987
                   ------------------------------------------------------
                     3.809764        4.438511    3,446,791       1986
   ----------------------------------------------------------------------

                                   24 of 182

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                   ACCUMULATION    ACCUMULATION    NUMBER OF
                    UNIT VALUE      UNIT VALUE    ACCUMULATION
                   AT BEGINNING       AT END         UNITS
       FUND          OF PERIOD      OF PERIOD     OUTSTANDING    YEAR
                                                     AT THE
                                                   END OF THE
                                                     PERIOD
   ---------------------------------------------------------------------
   Nationwide(R)     2.667201       3.083008      1,156,065      1996
   Growth Fund    ------------------------------------------------------
                     2.092009       2.667201      3,668,270      1995
                  ------------------------------------------------------
                     2.081399       2.092009      3,759,425      1994
                  ------------------------------------------------------
                     1.887524       2.081399      5,928,120      1993
                  ------------------------------------------------------
                     1.792687       1.887524      5,747,753      1992
                  ------------------------------------------------------
                     1.330199       1.792687      5,108,711      1991
                  ------------------------------------------------------
                     1.452973       1.330199      7,279,598      1990
                  ------------------------------------------------------
                     1.276112       1.452973      4,762,338      1989
                  ------------------------------------------------------
                     1.051373       1.276112      1,947,635      1988
                  ------------------------------------------------------
                     1.236522       1.051373        352,893      1987
   ---------------------------------------------------------------------
   Nationwide(R)     2.774433       2.884848      7,935,176      1996
   Money Market   ------------------------------------------------------
   Fund*             2.654661       2.774433     20,350,850      1995
                  ------------------------------------------------------
                     2.583387       2.654661     18,028,497      1994
                  ------------------------------------------------------
                     2.542721       2.583387     20,122,594      1993
                  ------------------------------------------------------
                     2.487178       2.542721     22,067,362      1992
                  ------------------------------------------------------
                     2.377082       2.487178     33,612,374      1991
                  ------------------------------------------------------
                     2.224557       2.377082     48,721,235      1990
                  ------------------------------------------------------
                     2.062504       2.224557     43,599,432      1989
                  ------------------------------------------------------
                     1.944054       2.062504     39,596,561      1988
                  ------------------------------------------------------
                     1.848104       1.944054     35,995,910      1987
                  ------------------------------------------------------
                     1.754559       1.848104     41,090,565      1986
   ---------------------------------------------------------------------
   Neuberger &       1.169665       1.365700              0      1996
   Berman         ------------------------------------------------------
   Guardian          1.000000       1.696655              0      1995
   Fund, Inc.
   ---------------------------------------------------------------------
   Neuberger &       2.259932       2.458922        119,922      1996
   Berman         ------------------------------------------------------
   Manhattan         1.741549       2.259932        394,751      1995
   Fund, Inc.     ------------------------------------------------------
                     1.823796       1.741549        406,054      1994
                  ------------------------------------------------------
                     1.673695       1.823796        317,549      1993
                  ------------------------------------------------------
                     1.434738       1.673695         56,526      1992
                  ------------------------------------------------------
                     1.106565       1.434738          7,124      1991
                  ------------------------------------------------------
                     1.214940       1.106565              0      1990
                  ------------------------------------------------------
                     1.000000       1.214940              0      1989
   ---------------------------------------------------------------------
   Neuberger &       1.000000       1.139543              0      1996
   Berman         ------------------------------------------------------
   Fund, Inc.           **             **                **      1995
   ---------------------------------------------------------------------
   Putnam           11.305164      13.594501        713,005      1996
   Investors      ------------------------------------------------------
   Fund -            8.297318      11.305164      3,422,356      1995
   Class A        ------------------------------------------------------
                     8.652501       8.297318      3,674,131      1994
                  ------------------------------------------------------
                     7.410567       8.652501      4,311,483      1993
                  ------------------------------------------------------
                     6.934213       7.410567      4,294,647      1992
                  ------------------------------------------------------
                     5.445269       6.934213      4,745,398      1991
                  ------------------------------------------------------
                     5.654203       5.445269      6,112,297      1990
                  ------------------------------------------------------
                     4.262206       5.654203      5,893,052      1989
                  ------------------------------------------------------
                     4.003173       4.262206      9,986,301      1988
                  ------------------------------------------------------
                     3.885972       4.003173     10,268,895      1987
                  ------------------------------------------------------
                     3.389459       3.885972     14,447,283      1986
   ---------------------------------------------------------------------

      *The 7-day yield on the Nationwide Money Market Fund as of December 31, 1996 was 3.89%.

      **Unit information is not available for the year 1995.

                                   25 of 182

                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)

                   ACCUMULATION    ACCUMULATION    NUMBER OF
                    UNIT VALUE      UNIT VALUE    ACCUMULATION
                   AT BEGINNING       AT END         UNITS
       FUND          OF PERIOD      OF PERIOD     OUTSTANDING    YEAR
                                                     AT THE
                                                   END OF THE
                                                     PERIOD
  ----------------------------------------------------------------------
  Putnam Voyager     2.752130        3.074879    18,151,250       1996
  Fund - Class A  ------------------------------------------------------
                     1.982311        2.752130    21,036,155       1995
                  ------------------------------------------------------
                     1.992379        1.982311    14,803,070       1994
                  ------------------------------------------------------
                     1.698751        1.992379    11,820,145       1993
                  ------------------------------------------------------
                     1.563079        1.698751     7,640,204       1992
                  ------------------------------------------------------
                     1.049811        1.563079     4,622,048       1991
                  ------------------------------------------------------
                     1.000000        1.049811       290,518       1990
  ----------------------------------------------------------------------
  SEI Index          2.439184        2.962497       524,069       1996
  Funds - S&P     ------------------------------------------------------
  500                1.792835        2.439184     1,072,618       1995
  Index Portfolio ------------------------------------------------------
                     1.792223        1.792835       722,997       1994
                  ------------------------------------------------------
                     1.647325        1.792223       509,498       1993
                  ------------------------------------------------------
                     1.548965        1.647325       257,368       1992
                  ------------------------------------------------------
                     1.203412        1.548965       121,485       1991
                  ------------------------------------------------------
                     1.254560        1.203412           509       1990
                  ------------------------------------------------------
                     1.000000        1.254560             0       1989
  ----------------------------------------------------------------------
  Seligman           8.934609       10.720312       105,249       1996
  Growth          -------------------------------------------------------
  Fund, Inc. -       7.020585        8.934609       277,527       1995
  Class A         -------------------------------------------------------
                     7.370495        7.020585       299,685       1994
                  -------------------------------------------------------
                     6.989639        7.370495       513,220       1993
                  -------------------------------------------------------
                     6.340967        6.989639       555,163       1992
                  -------------------------------------------------------
                     4.611005        6.340967       685,494       1991
                  -------------------------------------------------------
                     4.910683        4.611005       977,515       1990
                  -------------------------------------------------------
                     3.714452        4.910683       916,525       1989
                  -------------------------------------------------------
                     3.491789        3.714452     1,189,216       1988
                  -------------------------------------------------------
                     3.351057        3.491789     1,200,692       1987
                  -------------------------------------------------------
                     2.905343        3.351057     1,618,100       1986
  -----------------------------------------------------------------------
  Strong             1.315349        1.569484     2,665,795       1996
  Common Stock    -------------------------------------------------------
  Fund, Inc.         1.002820        1.315349     1,353,697       1995
                  -------------------------------------------------------
                     1.017301        1.002820       742,264       1994
                  -------------------------------------------------------
                     1.000000        1.017301        16,364       1993
  -----------------------------------------------------------------------
  T. Rowe Price      1.577274        1.812062     8,220,403       1996
  International   -------------------------------------------------------
  Stock Fund(R)      1.429428        1.577274    22,425,072       1995
                  -------------------------------------------------------
                     1.454045        1.429428    18,673,315       1994
                  -------------------------------------------------------
                     1.047655        1.454045    11,658,962       1993
                  -------------------------------------------------------
                     1.095728        1.047655     4,370,293       1992
                  -------------------------------------------------------
                     0.954695        1.095728     2,239,924       1991
                  -------------------------------------------------------
                     1.000000        0.954695       441,232       1990
  -----------------------------------------------------------------------

                                   26 of 182

                          CONDENSED FINANCIAL INFORMATION
                                    (CONTINUED)

                   ACCUMULATION    ACCUMULATION    NUMBER OF
                    UNIT VALUE      UNIT VALUE    ACCUMULATION
                   AT BEGINNING       AT END         UNITS
       FUND          OF PERIOD      OF PERIOD     OUTSTANDING    YEAR
                                                     AT THE
                                                   END OF THE
                                                     PERIOD
  ----------------------------------------------------------------------
  Templeton          1.518092        1.774294    27,327,650      1996
  Foreign         ------------------------------------------------------
  Fund - Class I     1.378759        1.518092    32,915,364      1995
                  ------------------------------------------------------
                     1.387073        1.378759    25,358,639      1994
                  ------------------------------------------------------
                     1.023491        1.387073     6,636,629      1993
                  ------------------------------------------------------
                     1.000000        1.023491             0      1992
  ----------------------------------------------------------------------
  Templeton          1.490946        1.802963       524,340      1996
  Smaller         ------------------------------------------------------
  Companies          1.279328        1.490946       382,441      1995
  Growth Fund -   ------------------------------------------------------
  Class I            1.353616        1.279328       225,110      1994
                  ------------------------------------------------------
                     1.036433        1.353616       117,690      1993
                  ------------------------------------------------------
                     1.000000        1.036433             0      1992
  ----------------------------------------------------------------------

      Unit value information is not yet available for the Dreyfus S&P 500 Index Fund.

                                   27 of 182

                        NATIONWIDE LIFE INSURANCE COMPANY

   The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.

                         NATIONWIDE DC VARIABLE ACCOUNT

   Nationwide DC Variable Account (the "Variable Account") was established by the Company on July 10, 1974, pursuant to the provisions of Ohio law. The Variable Account was also registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.



   The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into 46 Sub-Accounts, each of which represents a separate Underlying Mutual Fund (see "Participating Underlying Mutual Funds in the Appendix" for a description of the investment objective of each Underlying Mutual Fund).

   Each Sub-Account in the Variable Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS

   The Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Owners of the Contracts. In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of Underlying Mutual Funds in accordance with instructions received from the Owners. The Company will mail to each Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund(s), and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. An Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.


                                PERIODIC REPORTS

   The Company will, semi-annually, provide to each person covered by a Contract, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account as well as the total account value.

   The current prospectus of the Variable Account will be made available to Participants through the Owner. In addition, the Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as: a notice of any changes in the Plan, or tax status of the Plan and the financial condition of the Owner as it relates to obligations under the Plan.

                                   28 of 182

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE


   No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, the Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional activity. Gross commissions paid on the sale of these Contracts vary depending upon the Contract of the general agent performing the marketing and enrollment function in connection with a particular Contract.

   Should part or all of the Contract Value representing Participant Accounts that have been established under the Contract and held in the Variable Account for less than 16 years be surrendered, a Contingent Deferred Sales Charge will, when it is applicable, be made by the Company. This charge will not exceed 5% of the lesser of (1) the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Owner prior to the date of the request for surrender or (2) the amount surrendered. The cumulative sum of all such charges, per Participant, shall never exceed 5% (or such lesser percentage, if applicable) of the total Purchase Payments made on behalf of such Participant during the period of up to 16 years prior to the date on which the surrender is requested.

   When a Contingent Deferred Sales Charge of less than 5% is negotiated and assessed, the reduced charge will reflect actual variations in expenses, usually resulting from reduced agent's commissions.

   No Contingent Deferred Sales Charge will be imposed on Contract Value that is paid under:

         -  any life income payment option;

         - Designated Period payment options of 5 or more years for a Participant who has a minimum of 5 Participant Account Years prior to the time the benefit payments are to commence; and

         - a one-sum or periodic payment payable because of a Participant's death.

CONTRACT MAINTENANCE CHARGE


   For Contracts with an effective date on or after May 1, 1991, the Company will not assess the flat dollar Contract Maintenance Charge. In addition, for those Contracts with an effective date prior to May 1, 1991, the Company will eliminate the Contract Maintenance Charge at such time as the Company and the Owner renegotiate the Company's continued participation as an annuity provider under the Owner's Plan, and the Company issues a new Contract.


      For Contracts with an effective date prior to May 1, 1991, the Company may assess each Participant Account a maximum of $15 at the beginning of each Participant Account Year for the preceding Participant Account Year, during both the accumulation and annuity periods, as reimbursement for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help the Company offset such administrative expenses, and such charges will not exceed the Company's actual administration expenses under the Contracts.

   The Contract Maintenance Charge is made by canceling a number of Accumulation Units at the beginning of each Participant Account Year during both the accumulation and annuity periods, equal in value to the applicable Contract Maintenance Charge. If a Participant Account includes more than one Sub-Account, the deduction will be allocated among Sub-Accounts on the basis of relative values at the time the deduction is made. For those Contracts where the Owner has so elected, there will be no charge for the transfers among Sub-Accounts.

   The Company will assess a Contract Maintenance Charge on the date (other than a Participant Anniversary) that amounts held in respect of a Participant are fully withdrawn from the Variable Account. In such case, the amount of the Contract Maintenance Charge will be 1/12 of the applicable Contract Maintenance Charge, multiplied by the number of whole or partial calendar months which have elapsed between the Participant Anniversary (or the Participant Effective Date during the first Participant Account Year) and the date of full withdrawal.

                                   29 of 182

   For those Plans which provide this Contract and certain other investment options (such as the Company's Group Fixed Fund Retirement Contract), the Contract Maintenance Charge under this Contract may be reduced so that the total of the Contract Maintenance Charges and any similar administrative charges imposed under other investment options available under the Plan shall not exceed the Contract Maintenance Charge assessed under this Contract. In this event, such charge will be allocated among Sub-Accounts of the Variable Account and amounts held in such other investment options available under the Plan on the basis of the relative values of the Participant's Accounts at the time the deduction is made. When a Contract Maintenance Charge of less than $15 is otherwise negotiated and assessed, the reduced charge will reflect actual variations in administrative expenses incurred by the Company, usually resulting from an Owner or Plan administrator assuming certain administrative functions otherwise required to be performed by the Company.

MORTALITY RISK CHARGE, EXPENSE RISK AND ADMINISTRATION CHARGE

   The Contracts contain purchase rates applicable at and after retirement. These purchase rates may be used to determine the retirement income payments to be made by the Owner, to Participants, in accordance with the terms of the Plan. However, the Owners have contracted with the Company to provide retirement income payments.

   Under the terms of the Contracts, the Company assumes the risk that: (i) the actuarial estimate of mortality rates among Retired Participants may prove erroneous and amounts set aside for retirement income benefits on the basis of such estimate may prove inadequate; and (ii) deductions for sales and Administrative Charges may be insufficient to cover the actual cost of these items.

   For the Company's contractual promise to accept these risks and for Charges of the Variable Account, the Contracts provide for the daily deduction of an Actuarial Risk Fee (see "Glossary of Terms") during the accumulation and annuity periods. This charge is calculated as a percentage of assets and is deducted on each Valuation Date from amounts held in the Variable Account. On an annual basis, the percentage rate is equivalent to a maximum of 0.95% on an annual basis (0.10% for the Mortality Risk Charge, 0.40% for the Expense Risk, and 0.45% for the Administration of the Variable Account). If this Actuarial Risk Fee is insufficient to cover the actual cost of the mortality risk, the expense risk, the administration of the Variable Account, or the Contract Maintenance Charges, the loss will be borne by the Company. Conversely, if the Actuarial Risk Fee proves more than sufficient, the excess will be a profit to the Company. There is no necessary relationship between the amount of administration charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

   If total assets of the Plan exceed $10 million, as of the specified date each year, the 0.45% administrative portion of the Actuarial Risk Fee will be reduced on a sliding scale corresponding to total assets of the Plan. The reduction reflects the lower cost per participant to administer larger asset pools (see "Summary of Contract Expenses").

PREMIUM TAXES AND OTHER EXPENSES

   The Company will charge against Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon annuity considerations received by the Company. Premium tax rates currently in effect in certain states range from 0% to 3.5% per annum. This range is subject to change. The Company is currently not deducting such taxes but reserves the right to do so when such taxes are incurred. Purchase Payments may be reduced or Accumulation Units canceled to provide for premium taxes assessed.

   There are deductions and expenses paid out of the assets of the Underlying Mutual Funds (see "Underlying Mutual Fund Annual Expenses") that are more fully described in the Prospectus for the Underlying Mutual Funds.

EXPERIENCE CREDITS

   The Contracts described herein may be participating or non-participating, depending upon the state of issue. A participating Contract provides the right to participate in the distribution of surplus of the Company. In the event that Contract Maintenance Charges and Actuarial Risk Fees collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such

                                   30 of 182
additional units of the Participant Accounts. There have not been any experience credits to date. The Company cannot offer any assurance that there will be any such experience credits on participating Contracts in the future. With respect to non-participating Contracts, there is no right to participate in the distribution of surplus.

EXPENSES OF THE VARIABLE ACCOUNT

   The Variable Account's total expenses for the fiscal year ended December 31, 1996, were 0.97% of the average net assets. Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in the prospectuses of each of the Underlying Mutual Fund.


                          DESCRIPTION OF THE CONTRACTS

A. GENERAL

   PURPOSE OF THE CONTRACTS

      The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund certain Plans generally established under either Section 401, 403(b) or 457 of the Code (although they may include certain other nonqualified deferred compensation plans) for employees of states and their political subdivisions thereof and certain other organizations exempt from taxation.

      For Section 457 Plans established for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Owner (without being restricted to the provision of benefits under the plan), subject only to the claims of the Owner's general creditors.

      For Section 457 Plans established by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Section 457 Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. Until the effective date of such amendment, such Plans may continue to qualify for favorable tax treatment by satisfying the requirements set forth above for other tax exempt organizations.

      A single group Contract is issued to the Owner, covering all present and future participating employees. The Company will issue a certificate to the Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive Certificate to the Owner for delivery to any such person required by law to receive such Certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

      The basic objectives of the Contracts are to provide each Participant with an initial retirement income payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent retirement income payments which will tend to vary with the cost of living changes during the lifetime of the retiree. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.

                                   31 of 182

   MODIFICATION OF THE CONTRACT

      Contract provisions with respect to the deductions made from Purchase Payments, Participant Accounts, Contingent Deferred Sales Charges, if applicable, Contract Maintenance Charges and Actuarial Risk Fees may be decreased upon notice to the Owner.

      Other than as set forth above, the Company may modify the Contract at any time without consent of the Owner or Participants. No such modification shall be retroactive or affect Retired Participants in any manner without their written consent, unless such modification is considered necessary to obtain the benefit of federal or state statutes or regulations or to maintain qualification of the Plan.

   CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS

      The Contract belongs to the Owner provided, however, that under Code
   Section 457 Plans, the Owner must hold the Contract for the exclusive benefit of the Plan's participants and beneficiaries. All contractual rights and privileges may be exercised by the Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Owner may not take any action inconsistent with the rights of such 457 Plan's participants. The Contract may not be assigned.

   EXCHANGE PRIVILEGE

      The Company will permit the Owner or the Participant, if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.

      The Company will also permit the Participant to utilize the Telephone Exchange Privilege, for exchanging amounts among Sub-Accounts, if forms are executed by the Owner and Participant agreeing with certain restrictions applicable to such privilege. Telephone exchange requests must be received by the Company prior to the close of the New York Stock Exchange in order to receive that day's closing Sub-Account price. A telephone exchange request may not be revoked once instructions have been recorded and accepted. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to the Owner or Participant and any agent of record, at the last address of record. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant. If the Participant is unable to execute an exchange request by telephone (for example, during times of unusual market activity), the Participant may consider placing the exchange order by mail. The Company may determine to withdraw the Telephone Exchange Privilege, upon a thirty (30) day written notice to Owners and Participants.

      On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit Values of the affected Sub-Accounts if received at the Company's Home Office prior to the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange on any day, or on a day the New York Stock Exchange is closed for business, the transfer will be based on the next business day on which the New York Stock Exchange is open.

      For those Plans funded by this Contract and the Company's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effected when received in good order by the Company at its Home Office.

                                   32 of 182

   SUSPENSION AND TERMINATION

      The Contract may be suspended at the option of the Company upon written notice to the Owner if: (a) the Owner has failed to remit to the Company any Purchase Payment specified in the Plan, or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Owner, which in the Company's opinion would adversely affect its financial experience with respect to the Contract. The Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first (91st) day following receipt of written notice by the Company. Suspension of the Contract shall mean that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract shall continue to apply. After suspension of the Contract has become effective, the Owner may, upon 30 days written notice, terminate the Contract. Upon termination of the Contract, the Company will pay to the Owner the value of the Contract, subject to applicable charges, in accordance with the terms of the Contract (see "Redemption of Participant Accounts"). Upon such termination by the Owner, payment of Contract Values will be subject to any applicable Contingent Deferred Sales Charge.


B. PARTICIPANT ACCOUNT VALUES


   APPLICATION OF PURCHASE PAYMENTS


      The Company shall receive Purchase Payments from the Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in the Variable Account in accordance with the instructions of the Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Purchase Payments must be no less than monthly, unless agreed to by the Company.


      An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Owner will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Owner consents to the Company retaining the Purchase Payment until the application of the Participant is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days.


      Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.


   ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS


      The Owner shall have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing retirement income payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which retirement income payments are to commence. Any such additional Purchase Payment shall be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue shall be applicable to the entire value, including any such additional Purchase Payment, of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.


   CREDITING ACCUMULATION UNITS


      When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units (calculated daily) which are credited to a Participant Account in accordance with the instructions of the Owner. The number of Accumulation Units credited to each Participant Account for each Sub-Account is determined by dividing the net Purchase

                                   33 of 182

   Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following receipt of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any taxes then payable.


   VARIABLE ACCOUNT ACCUMULATION UNIT VALUE


      The value of an Accumulation Unit for each Sub-Account was established at $1.00 as of the date Underlying Mutual Fund shares were available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for any subsequent business day is determined by multiplying the value for the preceding business day by the Net Investment Factor for that Sub-Account for the period since that day (see the section entitled "Net Investment Factor"). A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current net asset value of their Accumulation Units might be materially affected. Accumulation Units are calculated on a daily basis.


   ALLOCATION OF PURCHASE PAYMENTS


      The Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account of the Variable Account. The Company will permit the Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.


   VALUATION OF AN ACCOUNT

      The sum of the value of all Accumulation Units credited to the Participant Account in respect of the Participant is the Participant Account Value. Purchase Payments are allocated among the Sub-Accounts of the Variable Account in accordance with the instructions of the Owner.


      The value of a Participant's Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit Value for that Sub-Account in respect of the Participant. Each Participant (or the Owner) will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit Values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Owner in accordance with the terms of the Plan.


      The Participant and Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract and appropriate Sub-Account. The Company will assume all transactions are accurate unless the Participant or the Owner notifies the Company otherwise within 30 days after receipt of the report.


      The principal underwriter and distributor of the Contracts is Nationwide Advisory Services, Inc. ("NAS"), located at One Nationwide Plaza, Columbus, Ohio, 43215.


C. REDEMPTION OF PARTICIPANT ACCOUNTS


      The Owner's right to redeem Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Owner, after the assessment of any applicable Contingent Deferred Sales Charge. It is the Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Owner to distribute such payments, less the Contingent Deferred Sales Charge, if any, directly to a Participant by agreement with the Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence for the

                                   34 of 182

   Participant under either Option B1 or B2, subject to the Contingent Deferred Sales Charge. No partial redemption will directly affect future requirements to make Purchase Payments. If the Contract is terminated by the Owner, all Participant Accounts in the Variable Account will be redeemed to the extent permitted by the Plan.


      A request for a partial redemption of a Participant Account containing more than one Sub-Account of Accumulation Units must specify the allocation of the partial redemption among the Sub-Accounts of Accumulation Units. However, if no such direction is contained in the request for a redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts of Accumulation Units. Upon receipt at the Company's Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed, less any applicable Contingent Deferred Sales Charge, at the Accumulation Unit Value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Owner within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended (i) during any period in which the New York Stock Exchange is closed, or (ii) in the event that the Securities and Exchange Commission may by order direct for the protection of Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Owner, or Participant if permitted by the Plan, may elect to have that amount paid out in installments under Option A1 or A2, subject to the minimums applicable to these options.


D. DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)


   RETIREMENT INCOME PAYMENTS


      The period during which a Participant Account is paid out in periodic installments is known as the Distribution Period. Because periodic Distributions will normally be made after the Participant retires, the Distribution Period is also called the retirement period. All such periodic Distributions will be made by the Company to the Owner. It is the Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Owner to pay such amounts directly to a Participant by agreement with the Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of (i) the mortality tables specified in the Contract, (ii) the adjusted age of the Retired Participants,
   (iii) the type of Retirement Income Payment option(s) selected, and (iv) in the case of variable payments, the investment performance of the specific Sub-Accounts elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the Sub-Accounts on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.


   ELECTION OF INCOME FORM AND DATE

      The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date (see "Glossary of Terms"), the Contract Owner may, by written election to the Company at its Home Office, elect any one of the retirement income options described in the "Optional Retirement Income Forms" section. The Plan may restrict changes in election of retirement income options.


   ALLOCATION OF RETIREMENT INCOME


      At retirement, Accumulation Units in a Participant's Account may be used to purchase a Fixed Dollar Annuity for the Participant. For Participants electing Options A1 or A2 as described in the "Optional Retirement Income Forms" section, Accumulation Units in a Participant's Account of any Sub-Account in the Variable Account will be used to provide variable Retirement Income Payments as described further in this prospectus.

                                   35 of 182

   FIXED DOLLAR ANNUITY


      A fixed dollar annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the value of the General Account contract value to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed Dollar Annuity payments after the first such payment will not be less than the first fixed dollar annuity payment. The availability of fixed dollar annuity contracts under a particular Plan is subject to the election of the Owner.


   MINIMUM PAYMENT


      If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company shall have the right to make a lump sum Distribution to such Retired Participant.


   DEATH BENEFIT BEFORE RETIREMENT


      In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account will be paid as provided by the Plan upon (1) the Company's receipt of verification and proof of death; and (2) the Company's verification of Beneficiary designations. If the Plan so provides, a Beneficiary may elect either to receive the value in a lump sum or to apply it under any of the Optional Retirement Income Forms contained in the Contract, (subject to the minimums applicable to such optional forms). Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.


   OPTIONAL RETIREMENT INCOME FORMS


      The availability of the following Optional Retirement Income Forms are subject to the election of the Owner.


      OPTION A1- Payments for a Designated Period. Payments will be made monthly for any specified number of years not to exceed 30. The amount of each variable payment will be determined by multiplying (a) by (b) where (a) is the Accumulation Unit Value for the date the payment is made and (b) is the number of Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract. A period certain payment period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.


      OPTION A2 - Payments of a Designated Amount. Payments will be made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each Valuation Date for investment results, is exhausted. The final installment will be the sum remaining with the Company. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract.


      OPTION B1- Life Income with Payment Certain. Payments will be made at least on an annual basis during the lifetime of a Participant. A period certain of 60, 120, 180, 240, 300 or 360 months may be chosen. If the Participant dies prior to the end of such period certain, payments will continue to the designated Beneficiary for the remainder of the selected period certain.


      OPTION B2 - Joint and Survivor Life Income. Payments will be made monthly during the joint lifetime of an individual and another named individual. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75%, 66% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated annuitant, then payments continue at 100% to the designated annuitant..

                                   36 of 182

      OTHER FORMS AND BENEFIT PAYMENTS- With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.


      Exchanges processed while Participants are receiving payments pursuant to Options A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.


   DEATH OF RETIRED PARTICIPANT


      If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the retirement income form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.


   WITHDRAWAL


      If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.


   FREQUENCY OF PAYMENT


      At the election of the Retired Participant, and with the consent of the Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.


   DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2


      Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.


   DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2


      Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.


   DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR


      In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.


      The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).


      Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The

                                   37 of 182
   allocation of the annual premium between Sub-Accounts will be in such relationship as the monthly payments from each Sub-Accounts have to each other.


      The annual premium is calculated so that if there are no partial redemption's (and therefore no Underlying Mutual Fund dividends have been taken in cash) the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the Assumed Investment Rate plus an amount equal to the annual Contract Maintenance Charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the Assumed Investment Rate.


   DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS


      As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payments will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which Account the Company will make the Retirement Income Payments. Subsequent annual determinations will be made in the same manner.


      Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the Variable Account or be transferred to the Company's General Account, depending on the Company's obligation.


   ALTERNATE ASSUMED INVESTMENT RATE


      The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the states in which this Contract is issued, an Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined on an Assumed Investment Rate of 5% per annum. The Assumed Investment Rate basis in the Contract is used merely to determine each periodic monthly payment from investment experience of any of the Sub-Accounts. The choice of the Assumed Investment Rate affects the pattern of retirement income payments. A higher Assumed Investment Rate will produce a higher initial year payment, but a more slowly rising Sub-Account of subsequent payments (or a more rapidly falling Sub-Account of subsequent payments) than a lower Assumed Investment Rate. Although a higher initial payment would be received under a higher Assumed Investment Rate, there is a point in time after which payments under a lower Assumed Investment Rate would be greater, assuming payment continues after that point in time.


      The objective of a variable retirement contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the Assumed Investment Rate during periods of stable prices.


                               GENERAL INFORMATION


   SUBSTITUTION OF SECURITIES


      If the shares of any Underlying Mutual Fund should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in any Sub-Accounts may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

                                   38 of 182

   PERFORMANCE ADVERTISING


      The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund - Class A Sub-Account and the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.


      The Company may also advertise for the Sub-Account's standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and non-standardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for rolling calendar quarters and will cover, at least, the most recent one, five and ten year periods, or for a period from inception to date if the Underlying Mutual Fund held in the Sub-Account has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states. Non-standardized "total return" will be calculated in a similar manner as will average annual total return except total return will not reflect the deduction of any applicable Contract Maintenance Charge or Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown.


      The Company may also from time to time advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.


      The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; and Dow Jones Industrial Average.


      Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
   Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.


      The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


      ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE

                                   39 of 182

   FUTURE RESULTS. THE OWNER'S OR PARTICIPANT'S ACCOUNT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.


      The Statement of Additional Information contains more detailed information about the performance calculations, including actual examples for each type of performance advertised.


   CONTRACT OWNER INQUIRIES


      Owner and Participant inquiries may be directed to the Company by writing Nationwide Life Insurance Company P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730 (TTY: 1-800-848-0833).


   NET INVESTMENT FACTOR

      The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

   (a) is the net of:

      (1)the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

      (2)the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

      (3)a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account.

   (b) is the net of:

      (1)the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period, plus or minus

      (2)the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period.

   (c) is a factor representing the daily Actuarial Risk Fee deducted from the Variable Account. Such factor is equal to an annual rate of 0.95% of the average Variable Account value.


      For Underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once each month or quarter, (such as money market funds and certain bond funds) the Net Investment Factor allows for the monthly or quarterly reinvestment of these daily dividends.


      The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for the Actuarial Risk Fee and the effect of the various purchase and sale transactions on any particular day.


   VALUATION OF ASSETS


       Underlying Mutual Fund shares in the Variable Account will be purchased and valued at their net asset value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's net asset value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.


   FEDERAL TAX STATUS


      The following description of the federal tax status of these Contracts is not exhaustive, and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax Adviser. The Company does not make any guarantee regarding the tax status of any Contract or any

                                   40 of 182
   transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.


      For federal income tax purposes, the operations of the Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the Variable Account to the extent it is credited to the Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L, of the Code.


      Income and capital gains of the Variable Account would normally be taxable to Owners whether or not taken by the Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.


      The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, and therefore any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.


      It is the responsibility of each Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.


   CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN


      The following contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the State of New York.


      Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.


      The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Owner's termination of its contractual relationship with the Company. The assets of the Plan are part of the general assets of the Owner, provided however that the Owner must hold all such Plan assets for the exclusive benefit of the Plan's Participants and beneficiaries.


      All references throughout the prospectus to Optional Retirement Income Forms A1, A2, B1 and B2 shall mean Option 1, Option 2, Option 3 and Option 4, respectively. All references to "Contingent Deferred Sales Charge" are deleted.


                                LEGAL PROCEEDINGS


      From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


      In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny Nix), related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

                                   41 of 182

      The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                       PAGE

General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................2
Calculation of Performance...............................................2
Annuity Payments.........................................................9
Financial Statements....................................................10

                                   42 of 182

                                    APPENDIX
                      PARTICIPATING UNDERLYING MUTUAL FUNDS

(THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL FUNDS SELECTED BY THE OWNER, AND ALL UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE UNDER YOUR PLAN.)


A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS BEING CONSIDERED SHOULD ACCOMPANY THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY.

THE FOLLOWING FUNDS ARE AVAILABLE ONLY FOR DEFERRED COMPENSATION CONTRACTS.


AIM WEINGARTEN FUND - INSTITUTIONAL CLASS

      The investment objective of the Fund is to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum. AIM Advisers, Inc. serves as the Fund's investment Adviser.


AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

      The investment objective of the Fund is to provide capital appreciation primarily through investments in common stocks with emphasis on medium-sized and smaller emerging growth companies. AIM Advisers, Inc. serves as the Fund's investment Adviser.


AMERICAN CENTURY:  TWENTIETH CENTURY GROWTH

      The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Services, Inc. services as the Fund's investment Adviser.


AMERICAN CENTURY:  TWENTIETH CENTURY SELECT

      The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant. American Century Investment Services, Inc. services as the Fund's investment Adviser.


AMERICAN CENTURY:  TWENTIETH CENTURY ULTRA

      The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. services as the Fund's investment Adviser.


DAVIS NEW YORK VENTURE FUND, INC.

      The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto. Davis Selected Advisers, L.P., serves as the Fund's investment Adviser.


DREYFUS CASH MANAGEMENT - CLASS A

      The investment objective of the Fund is to provide investor with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation serves as the Fund's investment Adviser.

                                   43 of 182

DREYFUS S&P 500 INDEX FUND

      The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment Adviser.

DREYFUS THIRD CENTURY FUND, INC.

      The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment Adviser.


EVERGREEN INCOME AND GROWTH FUND (FORMERLY EVERGREEN TOTAL RETURN FUND)

      The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment Adviser.

FEDERATED GNMA TRUST-INSTITUTIONAL SHARES

      The investment objective of the Fund is current income. The Fund pursues this investment objective by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association ("GNMA"). Federated Management serves as the Fund's investment Adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

      The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment Adviser.

FIDELITY ASSET MANAGER(TM)

      The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment Adviser.


FIDELITY CONTRAFUND

      The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment Adviser.


FIDELITY EQUITY-INCOME FUND

      The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment Adviser.


FIDELITY GROWTH & INCOME PORTFOLIO

      The investment objective of the Fund is long term capital growth, current income, and growth of income consistent with reasonable investment risk. Fidelity Management & Research Company serves as the Fund's investment Adviser.

                                   44 of 182

FIDELITY MAGELLAN(R) FUND

      The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment Adviser.


FIDELITY OTC PORTFOLIO

      The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment Adviser.


FIDELITY PURITAN FUND

      The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment Adviser.


INVESCO INDUSTRIAL INCOME FUND, INC. (FORMERLY "FINANCIAL INDUSTRIAL INCOME FUND, INC.")

      The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment Adviser.


JANUS FUND

      The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment Adviser.


JANUS TWENTY FUND

      The investment objective of the Fund is growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest-bearing securities. Janus Capital Corporation serves as the Fund's investment Adviser.

                                   45 of 182

MAS FUNDS FIXED INCOME PORTFOLIO

      The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment Adviser.


MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")

      The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment Adviser.


MFS(R) HIGH INCOME FUND - CLASS A

      The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment Adviser.


MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

      The investment objective of the Fund is long-term growth of capital and future income rather that current income. Massachusetts Financial Services Company serves as the Fund's investment Adviser.


NATIONWIDE(R) BOND FUND

      The investment objective of the Fund is to generate a high level of income, consistent with capital preservation, through investments in high-quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the risk associated with stocks. Nationwide Advisory Services, Inc. serves as the Fund's investment Adviser.


NATIONWIDE(R) FUND

      The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments. Nationwide Advisory Services, Inc. serves as the Fund's investment Adviser.

NATIONWIDE(R) GROWTH FUND

      The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth. Nationwide Advisory Services, Inc. serves as the Fund's investment Adviser.

                                   46 of 182

NATIONWIDE(R) MONEY MARKET FUND

      The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above. Nationwide Advisory Services, Inc. serves as the Fund's investment Adviser.

NEUBERGER & BERMAN GUARDIAN FUND, INC.

      The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment Adviser.


NEUBERGER & BERMAN MANHATTAN FUND, INC.

      The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Neuberger&Berman Management Incorporated serves as the Fund's investment Adviser.

NEUBERGER & BERMAN PARTNERS FUND, INC.

      The Fund seeks capital growth by investing in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger&Berman Management Incorporated serves as the Fund's investment Adviser.


PUTNAM INVESTORS FUND - CLASS A

      The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment Adviser.


PUTNAM VOYAGER FUND - CLASS A

      The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment Adviser.


SEI INDEX FUNDS-S&P 500 INDEX PORTFOLIO

      The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment Adviser.

                                   47 of 182

SELIGMAN GROWTH FUND, INC. - CLASS A

      The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J. & W. Seligman & Co., Incorporated serves as the Fund's investment Adviser.


STRONG COMMON STOCK FUND, INC.

      The Strong Common Stock Fund seeks capital growth. It seeks to attain this objective by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment Adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment Adviser.


TEMPLETON FOREIGN FUND - CLASS I

      The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment Adviser.


TEMPLETON GLOBAL SMALLER COMPANIES GROWTH FUND - CLASS I

      The investment objective of the Fund is long-term capital growth, primarily through investment in common stocks and all types of common stock equivalents, including rights, warrants and preferred stock, of companies of various nations throughout the world. Templeton Investment Counsel, Inc. serves as the Fund's investment Adviser.


T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

      The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment Adviser.


THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:


THE BOND FUND OF AMERICA(SM), INC.

      The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.


THE GROWTH FUND OF AMERICA(R), INC.

      The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

      The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

                                   48 of 182

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND

      The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.


THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:


FIDELITY CAPITAL & INCOME FUND (FORMERLY "FIDELITY HIGH INCOME FUND")

      The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.


      Effective on and after May 1, 1991, the Company shall no longer permit Owners or Participants to make additional Purchase Payments or to exchange Contract Values into the Fidelity Capital & Income Fund Sub-Account. However, Contract Values held in the Fidelity Capital & Income Fund Sub-Account as of May 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Owner or Participants directs the Company to invest in the Fidelity Capital & Income Fund Sub-Account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.


      The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the Variable Account which were purchased from February 1, 1991 to May 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the Variable Account.

                                   49 of 182

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1997

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                    BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

   This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730 (TTY: 1-800-848-0833).


                                TABLE OF CONTENTS

                                                                      PAGE
General Information and History......................................... 1
Services................................................................ 1
Purchase of Securities Being Offered.................................... 2
Underwriters............................................................ 2
Calculation of Performance.............................................. 2
Annuity Payments........................................................ 9
Financial Statements....................................................10

GENERAL INFORMATION AND HISTORY

   The Nationwide DC Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

   The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Owner and the number and type of Contract issued to each such Owner and records with respect to the Contract Value of each Contract.

   All assets of the Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Account and from assets of any other firm, person, or corporation. The Company will maintain a record of all purchases and redemption for shares of the Underlying Mutual Fund held in each Sub-Account.

   The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the net asset value of the Underlying Mutual Funds or fees paid by the Contract Owner.


                                   50 of 182

   The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

   The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

   For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effected when received in good order by the Company at its Home Office.

UNDERWRITERS

   The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1996, 1995, 1994 and 1993, no underwriting commissions were paid by the Company to NAS.

CALCULATION OF PERFORMANCE

   Any current yield quotations of the Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund - Class A Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1996, the Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund - Class A Sub-Account seven-day current yield was 3.89% and 4.33% respectively. The Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund - Class A Sub-Account effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Underlying Mutual Fund, and for the period ending December 31, 1996 was 3.96% and 4.43%, respectively.

   The Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund Sub-Account yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Underlying Mutual Funds' portfolio, portfolio quality and average maturity, changes in interest rates, and the Underlying Mutual Funds' expenses. Although each Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described under "Investment Manager and Other Services" in the Underlying Mutual Funds' Statement of Additional Information. There is no assurance that the yields quoted on any give occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an Owner's investment in the Nationwide Money Market Fund Sub-Account and the Dreyfus Cash Management Fund - Class A Sub-Account are not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

   All performance advertising shall include quotations of average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with total return quoted by other variable annuity separate accounts. Standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Account's units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the


                                   51 of 182
end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Average annual total return reflects the deduction of a maximum $15 Contract Maintenance Charge and a 0.95% Actuarial Risk Fee. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus.) No deduction is made for premium taxes which may be assessed by certain states. Non-standardized total return is calculated in a manner similar to average annual total return except the total return does not reflect the deduction of any applicable Contingent Deferred Sales Charge or Contract Maintenance Charge, which, if reflected, would decrease the level of the performance advertised.

   The average annual total return and total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return figures will be based on rolling calendar quarters and will cover periods of, at least, one, five, and ten years, or a period covering the time a Underlying Mutual Fund held in the Sub-Account has been in existence, if the Underlying Mutual Fund has not been in existence for one of the prescribed periods. The non-standardized total return will cover the cumulative current calendar year and the most recently completed calendar year, and periods of three, five and ten years on a rolling calendar quarter basis. For those Underlying Mutual Funds which have not been held as Sub-Account within the Variable Account for one of the quoted periods, the standardized average annual total return and non-standardized total return quotations will show the investment performance such Underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts for the period quoted.

   Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Accounts' performance include general market conditions, operating expenses and investment management. When redeemed, a Contract Owner and Participant Account may be more or less than original cost.

   Below are quotations of average annual total return and total return, calculated as described in this provision, for each of the Sub-Accounts available.



                           SERIES PERFORMANCE SUMMARY
             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN - MONEY MARKET

=============================================================================
       SERIES OPTIONS          CURRENT YIELD PERIOD    EFFECTIVE YIELD PERIOD
                                  ENDING 12/31/96          ENDING 12/31/96
=============================================================================
Dreyfus Cash Management -              4.33%                     3.96%
Class A
-----------------------------------------------------------------------------
Nationwide(R)  Money Market            3.89%                     4.43%
Fund
-----------------------------------------------------------------------------


                                   52 of 182

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                            (OTHER THAN MONEY MARKET)


==========================================================================================
                                                1 YEAR     3 YEAR    5 YEARS    10 YEARS
               SERIES OPTIONS                     TO         TO         TO         TO
                                               12/31/96   12/31/96   12/31/96   12/31/96
==========================================================================================
AIM Constellation Fund - Institutional Class     9.22%     13.66%     14.10%     17.34%
------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class       10.62%     13.24%     6.71%      13.12%
------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth       7.42%      6.93%     2.81%      11.64%
------------------------------------------------------------------------------------------
American Century: Twentieth Century Select      11.59%      6.35%     4.72%       9.87%
------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra        6.27%     10.88%     10.18%     18.07%
------------------------------------------------------------------------------------------
The Bond Fund of America, Inc.SM                -0.81%      2.13%     5.64%       6.51%
------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.               18.83%     16.60%     15.09%     15.32%
------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur       12.86%     12.95%     11.84%      9.98%
Income Fund
------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                      14.66%     15.19%     11.65%       N/A
------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                16.65%     12.15%     7.63%      11.23%
------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                 5.32%      5.36%     7.08%       6.09%
------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares       -2.53%      1.82%     2.85%       5.78%
------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund:      -3.91%      0.78%     2.35%       4.64%
2-5 Years - Institutional Shares
------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                       5.16%      3.47%     8.56%       N/A
------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                   3.84%      3.38%     11.85%      8.07%
------------------------------------------------------------------------------------------
Fidelity Contrafund                             14.28%     14.20%     15.38%     18.15%
------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                     13.37%     13.13%     14.45%     11.09%
------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio              12.38%     14.68%     14.33%     15.15%
------------------------------------------------------------------------------------------
Fidelity Magellan(R)  Fund                       4.13%     10.64%     11.92%     14.04%
------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                          16.06%     14.70%     12.71%     14.80%
------------------------------------------------------------------------------------------
Fidelity Puritan Fund                            7.56%      8.61%     11.92%     10.15%
------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.              7.25%     10.39%     9.83%      12.51%
------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.              7.63%      9.29%     10.09%      9.57%
------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.             9.11%      8.69%     7.81%      12.58%
------------------------------------------------------------------------------------------
Janus Fund                                      11.98%     11.40%     9.55%      14.27%
------------------------------------------------------------------------------------------
Janus Twenty Fund                               20.14%     13.68%     8.11%      14.33%
------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                -0.16%      2.43%     5.19%       6.84%
------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund -     15.17%      9.77%     9.25%      11.91%
Class A
------------------------------------------------------------------------------------------
MFS(R)  Growth Opportunities Fund - Class A     14.21%     12.39%     11.43%     10.49%
------------------------------------------------------------------------------------------
MFS(R)  High Income Fund - Class A               4.98%      4.67%     9.42%       6.81%
------------------------------------------------------------------------------------------
Nationwide(R)  Bond Fund                        -5.93%      0.88%     3.47%       5.16%
------------------------------------------------------------------------------------------
Nationwide(R)  Fund                             16.25%     13.64%     9.06%      11.73%
------------------------------------------------------------------------------------------
Nationwide(R)  Growth Fund                       9.09%     11.25%     9.42%      10.24%
------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.          10.26%     12.33%     13.43%     13.22%
------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.          18.84%     15.10%     15.23%     12.40%
------------------------------------------------------------------------------------------


                                   53 of 182

==========================================================================================
                                                1 YEAR     3 YEAR    5 YEARS    10 YEARS
               SERIES OPTIONS                     TO         TO         TO         TO
                                               12/31/96   12/31/96   12/31/96   12/31/96
==========================================================================================
Neuberger & Berman Manhattan Fund, Inc.          2.31%      7.60%     9.43%      11.08%
------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                 13.75%     13.54%     12.50%     12.12%
------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                    5.23%     12.88%     12.62%     15.38%
------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio         14.95%     15.60%     11.88%     12.57%
------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A            13.49%     10.48%     9.02%      11.10%
------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                  12.82%     12.83%     16.34%     19.70%
------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)        8.39%      4.62%     8.56%       8.84%
------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                10.38%      5.59%     9.44%      12.17%
------------------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth       14.43%      7.08%     11.06%      9.33%
Fund, Inc. - Class I
------------------------------------------------------------------------------------------


                                    54 of 182

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY

                  NON-STANDARDIZED AVERAGE TOTAL ANNUAL RETURN

    (The total return figures shown below do not reflect the deduction of the Contract Maintenance Charges or any applicable Contingent Deferred Sales
                                    Charges)


=======================================================================================
                                                1 YEAR    3 YEARS   5 YEARS  10 YEARS
               SERIES OPTIONS                     TO        TO        TO        TO
                                               12/31/96  12/31/96  12/31/96  12/31/96
=======================================================================================
AIM Constellation Fund - Institutional Class    15.72%    16.32%    15.90%    18.34%
---------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class       17.12%    15.94%     8.98%    14.21%
---------------------------------------------------------------------------------------
American Century: Twentieth Century Growth      13.92%     9.84%     5.24%    12.75%
---------------------------------------------------------------------------------------
American Century: Twentieth Century Select      18.09%     9.34%     7.04%    11.10%
---------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra       12.77%    13.66%    12.19%    19.02%
---------------------------------------------------------------------------------------
The Bond Fund of America, Inc.SM                5.69%      5.21%     7.75%     7.96%
---------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.               25.33%    19.24%    16.91%    16.43%
---------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur       19.36%    15.67%    13.77%    11.30%
Income Fund
---------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                      21.16%    17.84%    13.62%      N/A
---------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.                23.15%    14.95%     9.84%    12.45%
---------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                11.82%     8.34%     9.17%     7.66%
---------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares       3.97%      4.90%     5.15%     7.24%
---------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund:      2.59%      3.89%     4.66%     6.18%
2-5 Years - Institutional Shares
---------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                      11.66%     6.53%    10.52%      N/A
---------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                  10.34%     6.43%    13.60%     9.53%
---------------------------------------------------------------------------------------
Fidelity Contrafund                             20.78%    16.89%    17.14%    19.14%
---------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                     19.87%    15.83%    16.23%    12.40%
---------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio              18.88%    17.33%    16.14%    16.21%
---------------------------------------------------------------------------------------
Fidelity Magellan(R)  Fund                      10.63%    13.40%    13.80%    15.13%
---------------------------------------------------------------------------------------
Fidelity OTC Portfolio                          22.56%    17.38%    14.62%    15.89%
---------------------------------------------------------------------------------------
Fidelity Puritan Fund                           14.06%    11.44%    13.75%    11.46%
---------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.             13.75%    13.16%    11.82%    13.63%
---------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.             14.13%    12.12%    12.04%    10.89%
---------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.            15.61%    11.56%     9.94%    13.70%
---------------------------------------------------------------------------------------
Janus Fund                                      18.48%    14.17%    11.59%    15.32%
---------------------------------------------------------------------------------------
Janus Twenty Fund                               26.64%    16.44%    10.33%    15.47%
---------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                6.34%      5.51%     7.34%     8.26%
---------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund -     21.67%    12.64%    11.31%    13.11%
Class A
---------------------------------------------------------------------------------------
MFS(R)  Growth Opportunities Fund - Class A     20.71%    15.15%    13.39%    11.79%
---------------------------------------------------------------------------------------
MFS(R)  High Income Fund - Class A              11.48%     7.66%    11.34%     8.37%
---------------------------------------------------------------------------------------
Nationwide(R)  Bond Fund                        0.52%      4.01%     5.71%     6.69%
---------------------------------------------------------------------------------------
Nationwide(R)  Fund                             22.75%    16.34%    11.18%    12.92%
---------------------------------------------------------------------------------------
Nationwide(R)  Growth Fund                      15.59%    13.99%    11.45%    11.51%
---------------------------------------------------------------------------------------


                                   55 of 182

=======================================================================================
                                                1 YEAR    3 YEARS   5 YEARS  10 YEARS
               SERIES OPTIONS                     TO        TO        TO        TO
                                               12/31/96  12/31/96  12/31/96  12/31/96
=======================================================================================
Neuberger & Berman Guardian Fund, Inc.          16.76%    15.05%    15.23%    14.37%
---------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.          25.34%    17.78%    17.01%    13.63%
---------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.         8.81%     10.47%    11.38%    12.27%
---------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                 20.25%    16.25%    14.41%    13.34%
---------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                   11.73%    15.56%    14.49%    16.42%
---------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio         21.45%    18.24%    13.85%    13.75%
---------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A            19.99%    13.30%    11.07%    12.33%
---------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                  19.32%    15.55%    18.02%    19.90%
---------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)       14.89%     7.61%    10.58%    10.13%
---------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                16.88%     8.55%    11.42%    13.22%
---------------------------------------------------------------------------------------
Templeton Global Smaller Companies Growth       20.93%    10.03%    12.97%    10.73%
Fund, Inc. - Class I
---------------------------------------------------------------------------------------


                                   56 of 182

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE TOTAL ANNUAL RETURN

THE FOLLOWING FUNDS ARE IN CONJUNCTION WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS"):

   (The total return figures shown below do not reflect the deduction of the
    Contract Maintenance Charges or any applicable Contingent Deferred Sales
                                    Charges)

-------------------------------------------------------------------------------------
                                       YEAR ENDED    3 YEARS     5 YEARS   10 YEARS
            SERIES OPTIONS              12/31/96       TO          TO         TO
                                                    12/31/96    12/31/96   12/31/96
-------------------------------------------------------------------------------------
American Century Variable Portfolios,     4.64%       7.06%       3.30%       NA
Inc. - American Century VP Balanced
-------------------------------------------------------------------------------------
American Century Variable Portfolios,    -11.39%      3.45%       2.85%       NA
Inc. - American Century VP Capital
Appreciation
-------------------------------------------------------------------------------------
Dreyfus Socially Responsible             13.58%       14.52%       NA         NA
-------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                 14.87%       15.36%     11.57%       NA
-------------------------------------------------------------------------------------
Fidelity Asset Manager Portfolio          7.02%       3.90%       8.21%       NA
-------------------------------------------------------------------------------------
Fidelity Overseas Portfolio               5.64%       4.08%       5.91%       NA
-------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio      6.70%       14.52%     15.13%       NA
-------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio             7.12%       11.97%     12.19%     12.90%
-------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio        6.45%       6.67%      12.09%     8.63%
-------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio       1.60%       7.00%       6.65%     9.08%
-------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity      -3.19%       0.83%       1.98%     4.09%
Bond
-------------------------------------------------------------------------------------
Neuberger & Berman Partners Portfolio    21.84%         NA         NA         NA
-------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund           18.44%       13.44%       NA         NA
-------------------------------------------------------------------------------------
NSAT Government Bond Fund                -4.00%       1.87%       3.80%     5.91%
-------------------------------------------------------------------------------------
NSAT Money Market Fund                   -2.39%       0.80%       0.74%     3.10%
-------------------------------------------------------------------------------------
NSAT Total Return Fund                   14.18%       12.89%     10.72%     10.21%
-------------------------------------------------------------------------------------


                                   57 of 182

                         NATIONWIDE DC VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

THE FOLLOWING FUNDS ARE IN CONJUNCTION WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS"):


-------------------------------------------------------------------------------------
                                       YEAR ENDED    3 YEARS     5 YEARS   10 YEARS
            SERIES OPTIONS              12/31/96       TO          TO         TO
                                                    12/31/96    12/31/96   12/31/96
-------------------------------------------------------------------------------------
American Century Variable Portfolios,    11.14%       9.94%       5.69%       NA
Inc. - American Century VP Balanced
-------------------------------------------------------------------------------------
American Century Variable Portfolios,    -5.23%       6.41%       5.16%       NA
Inc. - American Century VP Capital
Appreciation
-------------------------------------------------------------------------------------
Dreyfus Socially Responsible             20.08%       17.18%       NA         NA
-------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                 21.37%       18.00%     13.55%       NA
-------------------------------------------------------------------------------------
Fidelity Asset Manager Portfolio         13.52%       6.95%      10.20%       NA
-------------------------------------------------------------------------------------
Fidelity Overseas Portfolio              12.14%       7.07%       8.09%       NA
-------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio     13.20%       17.12%     16.86%     12.66%
-------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio            13.62%       14.69%     14.07%     14.06%
-------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio       12.95%       9.58%      13.87%     10.08%
-------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio       8.10%       9.90%       8.78%     10.38%
-------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity       3.31%       3.94%       4.32%     5.66%
Bond
-------------------------------------------------------------------------------------
Neuberger & Berman Partners Portfolio    28.34%         NA         NA         NA
-------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund           24.94%       16.17%       NA         NA
-------------------------------------------------------------------------------------
NSAT Government Bond Fund                 2.50%       4.94%       6.02%     7.38%
-------------------------------------------------------------------------------------
NSAT Money Market Fund                    4.11%       3.89%       3.17%     4.73%
-------------------------------------------------------------------------------------
NSAT Total Return Fund                   20.68%       15.61%     12.71%     11.54%
-------------------------------------------------------------------------------------

ANNUITY PAYMENTS

   See "Distribution of Participant Accounts (Retirement Period)" in the prospectus.


                                   58 of 182

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                         NATIONWIDE DC VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1996
Assets:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
        602,399 shares (cost $14,259,665).................................................................. $  15,559,969
      AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)
        113,072 shares (cost $2,048,638)...................................................................     2,116,709
      American Century: Twentieth Century Growth Fund (ACTCGro)
        5,203,739 shares (cost $109,215,769)...............................................................   113,857,815
      American Century: Twentieth Century Select Fund (ACTCSel)
        40,443 shares (cost $1,416,625)....................................................................     1,558,259
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
        8,735,760 shares (cost $212,141,067)...............................................................   245,387,499
      The Bond Fund of America(SM), Inc. (BdFdAm)
        840,412 shares (cost $11,259,293)..................................................................    11,555,669
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
        126,565 shares (cost $2,030,048)...................................................................     2,214,889
      Delaware Group Decatur Fund, Inc. -
        Decatur Income Fund Institutional Class (DeDecInc)
        12,108 shares (cost $211,000)......................................................................       223,266
      Dreyfus Cash Management - Class A (DryCsMgt)
        1,189,156 shares (cost $1,189,156).................................................................     1,189,156
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
        2,261,055 shares (cost $19,101,874)................................................................    19,942,501
      The Evergreen Total Return Fund - Class Y (EvTotRet)
        202,570 shares (cost $3,888,943)...................................................................     4,320,811
      The Institutional Shares of Federated GNMA Trust (FedGNMA)
        63,790 shares (cost $696,766)......................................................................       709,346
      Federated U.S. Government Securities Fund: 2-5 Years -
        Institutional Shares (FedUSGvt)
        192,750 shares (cost $2,029,312)...................................................................     2,021,946
      Fidelity Asset Manager(TM) (FidAsMgr)
        305,054 shares (cost $4,735,169)...................................................................     5,024,243
      Fidelity Capital & Income Fund (FidCapInc)
        146,082 shares (cost $1,259,941)...................................................................     1,367,329
      Fidelity Contrafund (FidContr)
        3,834,444 shares (cost $138,785,424)...............................................................   161,621,829
      Fidelity Equity-Income Fund (FidEqInc)
        4,518,074 shares (cost $152,764,386)...............................................................   193,509,106
      Fidelity Growth & Income Portfolio (FidGrInc)
        343,592 shares (cost $9,236,919)...................................................................    10,558,574
      Fidelity Magellan(R) Fund (FidMgln)
        2,195,300 shares (cost $166,998,126)...............................................................   177,050,966
      The Growth Fund of America(R), Inc. (GroFdAm)
        590,243 shares (cost $9,339,439)...................................................................     9,780,334
      The Income Fund of America(R), Inc. (IncFdAm)
        921,410 shares (cost $13,855,652)..................................................................    15,221,687
      INVESCO Industrial Income Fund, Inc. (InvIndlnc)
        1,212,737 shares (cost $14,944,799)................................................................    16,323,441

      Janus Fund (JanFund)
         1,527,527 shares (cost $36,424,043) .........................................................          37,348,026
      Janus Twenty Fund (Jan20Fd)
         9,094 shares (cost $285,317) ................................................................             249,801
      MAS Funds - Fixed Income Portfolio (MASFIP)
         107,500 shares (cost $1,264,144) ............................................................           1,263,128
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,752,439 shares (cost $19,624,736) .........................................................          22,729,133
      MFS(R) High Income Fund - Class A (MFSHiInc)
         701,822 shares (cost $3,640,479) ............................................................           3,747,729
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         502,595 shares (cost $5,442,276) ............................................................           5,015,898
      Nationwide(R) Bond Fund (NWBdFd)
         17,202 shares (cost $162,082) ...............................................................             159,806
      Nationwide(R) Fund (NWFund)
         1,712,707 shares (cost $29,278,925) .........................................................          34,596,672
      Nationwide(R) Growth Fund (NWGroFd)
         566,434 shares (cost $6,675,510) ............................................................           7,533,572
      Nationwide(R) Money Market Fund (NWMyMkt)
         62,453,931 shares (cost $62,453,931) ........................................................          62,453,931
      Neuberger & Berman Guardian Fund (NBGuard)
         5,824 shares (cost $146,180) ................................................................             149,262
      Neuberger & Berman Manhattan Fund (NBManhFd)
         25,249 shares (cost $318,519) ...............................................................             294,903
      Putnam Investors Fund - Class A (PutInvFd)
         3,665,690 shares (cost $30,690,329) .........................................................          33,761,008
      Putnam Voyager Fund - Class A (PutVoyFd)
         5,493,809 shares (cost $84,606,172) .........................................................          88,560,196
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         165,867 shares (cost $3,663,081) ............................................................           3,912,800
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         453,054 shares (cost $2,394,393) ............................................................           2,650,366
      Strong Common Stock Fund, Inc. (StComStk)
         206,719 shares (cost $4,139,930) ............................................................           4,183,996
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,267,608 shares (cost $28,970,485) .........................................................          31,292,985
      Templeton Foreign Fund - Class I (TemForFd)
         6,442,499 shares (cost $61,076,841) .........................................................          66,744,287
      Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)
         113,746 shares (cost $943,791) ..............................................................             950,919
      Dreyfus Stock Index Fund (DryStkIx)
         1,344 shares (cost $24,480) .................................................................              27,264
      Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
         1,369 shares (cost $20,568) .................................................................              23,169
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         4,373 shares (cost $81,552) .................................................................              91,971
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,601 shares (cost $70,852) .................................................................              80,983
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,918 shares (cost $22,802)                                                                                24,017

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         5,431 shares (cost $91,135) .................................................................             102,317
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,143 shares (cost $12,490) .................................................................              12,621
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         36,420 shares (cost $36,420) ................................................................              36,420
      Nationwide SAT - Total Return Fund (NSATTotRe)
         3,503 shares (cost $40,874) .................................................................              46,487
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         655 shares (cost $16,541) ...................................................................              16,880
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         481 shares (cost $6,698) ....................................................................               6,755
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         896 shares (cost $10,788) ...................................................................              14,773
      TCI Portfolios - TCI Balanced (TCIBal)
         545 shares (cost $3,825) ....................................................................               4,107
      TCI Portfolios - TCI Growth (TCIGro)
         8,263 shares (cost $86,210) .................................................................              84,618
                                                                                                           ---------------
           Total investments .........................................................................       1,419,286,144
   Accounts receivable ...............................................................................          10,213,748
                                                                                                           ---------------
           Total assets ..............................................................................       1,429,499,892
Accounts payable .....................................................................................           3,710,610
                                                                                                           ---------------
Contract owners' equity (note 4) .....................................................................     $ 1,425,789,282
                                                                                                           ===============


See accompanying notes to financial statements.

                                              NATIONWIDE DC VARIABLE ACCOUNT
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                       YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                                1996                 1995                  1994
                                                                               ------               ------                ------
Investment activity:
   Reinvested capital gains and dividends ........................      $   111,787,963            86,971,463          61,302,838
   Mortality and expense charges (note 2) ........................           (7,324,869)           (5,230,867)         (4,074,902)
   Administration charge-Tier I (note 2) .........................           (3,675,030)           (4,707,781)         (3,667,411)
   Administration charge-Tier II (note 2) ........................           (1,000,535)                 --                  --
   Administration charge-Tier III (note 2) .......................             (279,498)                 --                  --
   Administration charge-Tier IV (note 2) ........................             (128,485)                 --                  --
   Administration charge-Tier V (note 2) .........................             (361,137)                 --                  --
                                                                        ---------------         -------------         -----------
      Net investment activity ....................................           99,018,409            77,032,815          53,560,525
                                                                        ---------------         -------------         -----------
   Proceeds from mutual fund shares sold .........................          426,930,903           184,309,039         264,448,390
   Cost of mutual fund shares sold ...............................         (365,983,789)         (162,128,137)       (230,194,049)
                                                                        ---------------         -------------         -----------
      Realized gain (loss) on investments ........................           60,947,114            22,180,902          34,254,341
   Change in unrealized gain (loss) on investments ...............           33,461,531           146,852,392        (110,099,526)
                                                                        ---------------         -------------         -----------
      Net gain (loss) on investments .............................           94,408,645           169,033,294         (75,845,185)
                                                                        ---------------         -------------         -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .....................          193,427,054           246,066,109         (22,284,660)
                                                                        ---------------         -------------         -----------
Equity transactions:
   Purchase payments received from contract owners ...............          391,105,511           313,176,439         283,645,521
   Redemptions ...................................................         (384,960,385)         (174,184,814)       (244,646,099)
   Annual contract maintenance charge (note 2) ...................             (109,548)             (121,391)           (132,768)
   Contingent deferred sales charges (note 2) ....................               (4,539)             (160,870)             (4,451)
   Adjustments to maintain reserves ..............................             (130,864)              137,602            (174,764)
                                                                        ---------------         -------------         -----------
         Net equity transactions .................................            5,900,175           138,846,966          38,687,439
                                                                        ---------------         -------------         -----------
Net change in contract owners' equity ............................          199,327,229           384,913,075          16,402,779
Contract owners' equity beginning of period ......................        1,226,462,053           841,548,978         825,146,199
                                                                        ---------------         -------------         -----------
Contract owners' equity end of period ............................      $ 1,425,789,282         1,226,462,053         841,548,978
                                                                        ===============         =============         ===========





See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994

(1) Summary of Significant Accounting Policies

   (a) Organization and Nature of Operations

      Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

   (b) The Contracts

      Participants in group flexible fund contracts may be invested in any of the following funds:
         AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class
           (AIMCon)
         AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
           (AIMWein)
         American Century: Twentieth Century Growth Fund (ACTCGro)
            (formerly Twentieth Century Investors, Inc. - Growth Investors) American Century: Twentieth Century Select Fund (ACTCSel)
            (formerly Twentieth Century Investors, Inc. - Select Investors) American Century: Twentieth Century Ultra Fund (ACTCUltra)
            (formerly Twentieth Century Investors, Inc. - Ultra Investors)
         The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning January 1, 1994)
         Davis New York Venture Fund, Inc. - Class A (DNYVenFd) (formerly New
            York Venture Fund, Inc.)
         Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional
            Class (DeDecInc) (not available for contracts issued on or after August 1, 1993)
         Dreyfus Cash Management - Class A (DryCsMgt)
         The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         The Evergreen Total Return Fund - Class Y (EvTotRet)
         The Institutional Shares of Federated GNMA Trust (FedGNMA)
         Federated U.S. Government Securities Fund: 2-5 Years - Institutional
            Shares (FedUSGvt) (formerly Federated Intermediate Government Trust) Fidelity Asset Manager(TM) (FidAsMgr)
         Fidelity Capital & Income Fund (FidCapInc) (not available for contracts issued on or after January 1, 1987)
         Fidelity Contrafund (FidContr)
         Fidelity Equity-Income Fund (FidEqInc)
         Fidelity Growth & Income Portfolio (FidGrInc)
         Fidelity Magellan(R) Fund (FidMgln)
         Fidelity OTC Portfolio (FidOTC)
         Fidelity Puritan(R) Fund (FidPurtn)
         The Growth Fund of America(R), Inc. (GroFdAm) (only available for certain contracts issued beginning January 1, 1994)
         The Income Fund of America(R), Inc. (IncFdAm) (only available for certain contracts issued beginning January 1, 1994)
         INVESCO Industrial Income Fund, Inc. (InvIndInc)
         Janus Fund (JanFund)
         Janus Twenty Fund (Jan20Fd) MAS Funds - Fixed Income Portfolio (MASFIP) MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         MFS(R) High
         Income Fund - Class A (MFSHiInc)
         Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

         Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)
         Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)
         Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)
         Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
         Neuberger & Berman Guardian Fund (NBGuard)
         Neuberger & Berman Manhattan Fund (NBManhFd)
         Putnam Investors Fund - Class A (PutInvFd)
         Putnam Voyager Fund - Class A (PutVoyFd)
         SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         Seligman Growth Fund, Inc. - Class A (SelGroFd)
         Strong Common Stock Fund, Inc. (StComStk)
         T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         Templeton Foreign Fund - Class I (TemForFd)
         Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)
           (formerly Templeton Smaller Companies Growth Fund, Inc.)

      The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         Dreyfus Stock Index Fund (DryStkIx)
         Portfolios of the Fidelity Variable Insurance Products Fund I & II
           (Fidelity VIP)
            Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)
         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor):
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
            Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Total Return Fund (NSATTotRe)
         Portfolios of the Neuberger & Berman Advisers Management Trust
            (Neuberger & Berman AMT) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         Portfolios of the TCI Portfolios, Inc. (TCI Portfolios)
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)

     All of the above funds were being utilized as of December 31, 1996, except The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), and Nationwide SAT - Capital Appreciation Fund (NSATCapAp).

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

     Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) Expenses

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                  Expense                               Administration
                    Tier           Assets (Millions)        Charge

                      I                Up to $10             .45%
                     II             Over $10 to $25          .40%
                     III            Over $25 to $50          .30%
                     IV            Over $50 to $150          .20%
                      V                Over $150             .15%

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) Schedule I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

          o    Beginning unit value - Jan. 1

          o    Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          o    Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          o    Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

          o    Ending unit value - Dec. 31

          o    Percentage increase (decrease) in unit value.


(4) Components of Contract Owners' Equity

The following is a summary of contract owners' equity at December 31, 1996.
Tier I                                                                               Units             Unit Value
------                                                                             --------          --------------
AIM Equity Funds, Inc. - AIM Constellation Fund -
   Institutional Class ................................................            6,309,167         $    2.055366  $ 12,967,647
AIM Equity Funds, Inc. - AIM Weingarten Fund -
   Institutional Class ................................................            1,300,655              1.627524     2,116,847
American Century: Twentieth Century Growth Fund .......................           12,224,812              4.562802    55,779,397
American Century: Twentieth Century Select Fund .......................               41,014              1.572461        64,493
American Century: Twentieth Century Ultra Fund ........................           70,399,683              2.069865   145,717,840
The Bond Fund of AmericaSM, Inc. ......................................            3,518,054              2.155739     7,584,006
Davis New York Venture Fund, Inc. - Class A ...........................            1,180,098              1.686019     1,989,668
Delaware Group Decatur Fund, Inc. -
  Decatur Income Fund Institutional Class .............................               78,578              2.280210       179,174
Dreyfus Cash Management - Class A .....................................              618,162              1.159356       716,670
The Dreyfus Third Century Fund, Inc. ..................................            3,824,949              2.756438    10,543,235
The Evergreen Total Return Fund - Class Y .............................            1,146,375              1.947502     2,232,568
The Institutional Shares of Federated GNMA Trust ......................              548,815              1.292380       709,278
Federated U.S. Government Securities Fund: 2-5 Years -
  Institutional Shares ................................................            1,214,422              1.144380     1,389,760
Fidelity Asset Manager(TM) ............................................            2,611,685              1.252704     3,271,668
Fidelity Capital & Income Fund ........................................              125,230              4.096488       513,003
Fidelity Contrafund ...................................................           56,288,590              2.059778   115,941,999
Fidelity Equity-Income Fund ...........................................           18,493,235              5.359692    99,118,044
Fidelity Growth & Income Portfolio ....................................            4,201,944              2.001775     8,411,346
Fidelity Magellan(R) Fund .............................................           56,756,036              1.913110   108,580,540
The Growth Fund of America(R), Inc. ...................................            2,478,693              2.691979     6,672,590
The Income Fund of America(R), Inc. ...................................            5,291,391              2.160929    11,434,320
INVESCO Industrial Income Fund, Inc ...................................            7,428,110              1.678513    12,468,179
Janus Fund ............................................................           15,851,766              1.603290    25,414,978
Janus Twenty Fund .....................................................              149,425              1.671698       249,793
MAS Funds - Fixed Income Portfolio ....................................              718,247              1.229760       883,271
MFS(R) Growth Opportunities Fund - Class A ............................              843,158              7.380232     6,222,702
MFS(R) High Income Fund - Class A .....................................              164,395              5.518160       907,158
Massachusetts Investors Growth Stock Fund - Class A ...................              164,786             10.880822     1,793,007
Nationwide(R) Bond Fund ...............................................               26,395              2.001472        52,829
Nationwide(R) Fund ....................................................            1,316,219             14.964379    19,696,400
Nationwide(R) Growth Fund .............................................            1,156,065              3.083008     3,564,158
Nationwide(R) Money Market Fund .......................................            7,935,176              2.884848    22,891,777
Neuberger & Berman Manhattan Fund .....................................              119,922              2.458922       294,879
Putnam Investors Fund - Class A .......................................              713,005             13.594501     9,692,947
Putnam Voyager Fund - Class A .........................................           18,151,250              3.074879    55,812,897
SEI Index Funds - S&P 500 Index Portfolio .............................              524,069              2.962497     1,552,553
Seligman Growth Fund, Inc - Class A ...................................              105,249             10.720312     1,128,302
Strong Common Stock Fund, Inc. ........................................            2,665,795              1.569484     4,183,923
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ........................................            8,220,403              1.812062    14,895,880
Templeton Foreign Fund - Class I ......................................           27,327,650              1.774294    48,487,285
Templeton Global Smaller Companies Fund, Inc. - Class I ...............              524,340              1.802963       945,366
Dreyfus Stock Index Fund ..............................................               16,988              1.604580        27,259
Fidelity VIP - Asset Manager Portfolio ................................               18,427              1.257222        23,167
Fidelity VIP - Equity-Income Portfolio ................................               62,324              1.475687        91,971
Fidelity VIP - Growth Portfolio .......................................               52,165              1.552351        80,978
Fidelity VIP - High Income Portfolio ..................................               17,934              1.338939        24,013
Fidelity VIP - Overseas Portfolio .....................................               88,581              1.154842       102,297
Nationwide SAT - Government Bond Fund .................................                7,820              1.613565        12,618
Nationwide SAT - Money Market Fund ....................................               28,915              1.259556        36,420
Nationwide SAT - Total Return Fund ....................................               19,743              2.354356        46,482
Neuberger & Berman AMT - Growth Portfolio .............................                9,399              1.795607        16,877
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ....................................                5,977              1.130160         6,755
Neuberger & Berman AMT - Partners Portfolio ...........................                8,811              1.676351        14,770
TCI Portfolios - TCI Balanced .........................................                3,120              1.316124         4,106
TCI Portfolios - TCI Growth ...........................................               51,629              1.638699        84,604
   Sub-Total Tier I ...................................................           ==========              ========  ------------
                                                                                                                    $827,644,694
                                                                                                                    ------------


Contract owners' equity - continued

Tier II                                                                              Units           Unit Value
-------                                                                           -----------        ------------
American Century: Twentieth Century Growth Fund .......................            4,398,109         $  4.563176  $ 20,069,345
American Century: Twentieth Century Ultra Fund ........................           18,056,950            2.070035    37,378,518
The Bond Fund of America(SM), Inc. ....................................            1,040,496            2.155938     2,243,245
Davis New York Venture Fund, Inc. - Class A ...........................              133,664            1.686157       225,378
Delaware Group Decatur Fund, Inc. -
   Decatur Income Fund Institutional Class ............................               13,782            2.280397        31,428
Dreyfus Cash Management - Class A .....................................              377,565            1.159453       437,769
The Dreyfus Third Century Fund, Inc. ..................................              967,536            2.756663     2,667,171
The Evergreen Total Return Fund - Class Y .............................              470,751            1.947661       916,863
Federated U.S. Government Securities Fund: 2-5 Years -
  Institutional Shares ................................................              342,763            1.144477       392,284
Fidelity Asset Manager(TM) ............................................              671,795            1.252806       841,629
Fidelity Capital & Income Fund ........................................               77,649            4.096833       318,115
Fidelity Contrafund ...................................................           13,231,488            2.059947    27,256,164
Fidelity Equity-Income Fund ...........................................            6,443,316            5.360130    34,537,011
Fidelity Magellan(R) Fund .............................................           11,002,403            1.913267    21,050,535
The Growth Fund of America(R), Inc. ...................................              553,730            2.692199     1,490,751
The Income Fund of America(R), Inc. ...................................            1,137,681            2.161106     2,458,649
INVESCO Industrial Income Fund, Inc ...................................            1,639,958            1.678650     2,752,915
Janus Fund ............................................................            4,109,624            1.603421     6,589,457
MAS Funds - Fixed Income Portfolio ....................................              193,871            1.229861       238,434
MFS(R) Growth Opportunities Fund - Class A ............................              361,634            7.380837     2,669,162
MFS(R) High Income Fund - Class A .....................................               41,389            5.518624       228,410
Massachusetts Investors Growth Stock Fund - Class A ...................               13,452           10.881713       146,381
Nationwide(R) Fund ....................................................              336,341           14.965604     5,033,546
Nationwide(R) Growth Fund .............................................              386,199            3.083261     1,190,752
Nationwide(R) Money Market Fund .......................................            6,749,071            2.885091    19,471,684
Putnam Investors Fund - Class A .......................................              153,709           13.595614     2,089,768
Putnam Voyager Fund - Class A .........................................            5,117,342            3.075131    15,736,497
SEI Index Funds - S&P 500 Index Portfolio .............................               71,085            2.962740       210,606
Seligman Growth Fund, Inc - Class A ...................................               17,582           10.721190       188,500
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ........................................            1,718,457            1.812210     3,114,205
Templeton Foreign Fund - Class I ......................................            6,594,135            1.774439    11,700,890
   Sub-Total Tier II ..................................................           ==========            ========  ------------
                                                                                                                  $223,676,062
                                                                                                                  ------------



Contract owners' equity - continued

Tier III                                                                 Units           Unit Value
-----------                                                            ---------          ------------
American Century: Twentieth Century Growth Fund ........................ 1,586,526         $ 4.563925         $ 7,240,786
American Century: Twentieth Century Ultra Fund ......................... 9,866,856           2.070374          20,428,082
The Bond Fund of America(SM), Inc. .....................................   281,942           2.156336             607,962
Delaware Group Decatur Fund, Inc. -
   Decatur Income Fund Institutional Class .............................     5,492           2.280770              12,526
The Dreyfus Third Century Fund, Inc. ...................................   603,861           2.757115           1,664,914
The Evergreen Total Return Fund - Class Y ..............................    78,598           1.947980             153,107
Federated U.S. Government Securities Fund: 2-5 Years -
   Institutional Shares ................................................   104,682           1.144669             119,826
Fidelity Asset Manager(TM) .............................................   269,853           1.253012             338,129
Fidelity Capital & Income Fund .........................................    23,351           4.097522              95,681
Fidelity Contrafund .................................................... 7,230,068           2.060284          14,895,993
Fidelity Equity-Income Fund ............................................ 2,555,440           5.361008          13,699,734
Fidelity Magellan(R) Fund .............................................. 5,622,628           1.913580          10,759,348
The Growth Fund of America(R), Inc. ....................................   441,833           2.692640           1,189,697
The Income Fund of America(R), Inc. ....................................   367,278           2.161460             793,857
INVESCO Industrial Income Fund, Inc ....................................   309,576           1.678925             519,755
Janus Fund ............................................................. 1,634,700           1.603684           2,621,542
MAS Funds - Fixed Income Portfolio .....................................    87,227           1.230062             107,295
MFS(R) Growth Opportunities Fund - Class A .............................   181,406           7.382046           1,339,147
MFS(R) High Income Fund - Class A ......................................     6,455           5.519552              35,629
Massachusetts Investors Growth Stock Fund - Class A ....................    11,971          10.883496             130,286
Nationwide(R) Fund .....................................................   195,684          14.968055           2,929,009
Nationwide(R) Growth Fund ..............................................    96,156           3.083766             296,523
Nationwide(R) Money Market Fund ........................................   901,408           2.885576           2,601,081
Putnam Investors Fund - Class A ........................................    38,905          13.597842             529,024
Putnam Voyager Fund - Class A .......................................... 2,559,117           3.075635           7,870,910
Seligman Growth Fund, Inc - Class A. ...................................     2,396          10.722947              25,692
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) .........................................   931,357           1.812507           1,688,091
Templeton Foreign Fund - Class I ....................................... 2,061,896           1.774730           3,659,309
   Sub-Total Tier III                                                    =========           ========        ------------
                                                                                                             $ 96,352,935
                                                                                                             ------------


Tier IV                                                                               Units             Unit Value
-------                                                                              --------           ----------
American Century: Twentieth Century Growth Fund .........................             735,112         $   4.564673  $ 3,355,546
American Century: Twentieth Century Select Fund .........................             949,510             1.573105    1,493,679
American Century: Twentieth Century Ultra Fund ..........................           3,956,021             2.070713    8,191,784
The Bond Fund of America(SM), Inc. ......................................              46,844             2.156734      101,030
The Dreyfus Third Century Fund, Inc. ....................................             244,163             2.757567      673,296
The Evergreen Total Return Fund - Class Y ...............................              27,416             1.948299       53,415
Federated U.S. Government Securities Fund: 2-5 Years -
  Institutional Shares ..................................................             104,637             1.144861      119,795
Fidelity Asset Manager(TM) ..............................................             456,745             1.253217      572,401
Fidelity Capital & Income Fund ..........................................              22,770             4.098210       93,316
Fidelity Contrafund .....................................................           3,683,606             2.060621    7,590,516
Fidelity Equity-Income Fund .............................................           1,989,159             5.361886   10,665,644
Fidelity Magellan(R) Fund ...............................................           3,295,811             1.913894    6,307,833
The Growth Fund of America(R), Inc. .....................................             158,421             2.693081      426,641
The Income Fund of America(R), Inc. .....................................             246,997             2.161814      533,962
INVESCO Industrial Income Fund, Inc .....................................             346,238             1.679200      581,403
Janus Fund ..............................................................           1,696,374             1.603947    2,720,894
MAS Funds - Fixed Income Portfolio ......................................              27,573             1.230264       33,922
MFS(R) Growth Opportunities Fund - Class A ..............................               7,294             7.383255       53,853
MFS(R) High Income Fund - Class A .......................................                 130             5.520479          718
Massachusetts Investors Growth Stock Fund - Class A .....................                 280            10.885279        3,048
Nationwide(R) Fund ......................................................              54,398            14.970505      814,366
Nationwide(R) Growth Fund ...............................................             286,704             3.084270      884,273
Nationwide(R) Money Market Fund .........................................           1,141,686             2.886060    3,294,974
Putnam Investors Fund - Class A .........................................               4,735            13.600069       64,396
Putnam Voyager Fund - Class A ...........................................           1,979,411             3.076140    6,088,945
Seligman Growth Fund, Inc - Class A .....................................                 684            10.724703        7,336
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ..........................................             881,585             1.812803    1,598,140
Templeton Foreign Fund - Class I ........................................           1,461,504             1.775020    2,594,199
                                                                                  ===========         ============  -----------
   Sub-Total Tier IV ....................................................                                           $58,919,325
                                                                                                                    -----------


Contract owners' equity - continued
Tier V                                                                         Units           Unit Value
------                                                                       ---------         ----------
AIM Equity Funds, Inc. - AIM Constellation Fund -
   Institutional Class ............................................          1,258,757        $ 2.057438  $    2,589,814
American Century: Twentieth Century Growth Fund ...................          6,000,935          4.567401      27,408,677
American Century: Twentieth Century Ultra Fund ....................         16,258,739          2.071951      33,687,311
The Bond Fund of America(SM), Inc. ................................            471,875          2.158056       1,018,333
The Dreyfus Third Century Fund, Inc. ..............................          1,592,562          2.759214       4,394,219
The Evergreen Total Return Fund - Class Y .........................            494,994          1.949465         964,973
Fidelity Capital & Income Fund ....................................             84,610          4.100654         346,956
Fidelity Contrafund ...............................................          1,600,079          2.061853       3,299,128
Fidelity Equity-Income Fund .......................................          6,613,425          5.365090      35,481,620
Fidelity Growth & Income Portfolio ................................          1,071,573          2.003791       2,147,208
Fidelity Magellan(R) Fund ..........................................        15,847,180          1.915038      30,347,952
MFS(R) Growth Opportunities Fund - Class A .........................         2,053,995          7.387670      15,174,237
MFS(R) High Income Fund - Class A ..................................           466,255          5.523771       2,575,486
Massachusetts Investors Growth Stock Fund - Class A ...............            270,135         10.891785       2,942,252
Nationwide(R) Bond Fund ............................................            53,369          2.003508         106,925
Nationwide(R) Fund .................................................           408,411         14.979448       6,117,771
Nationwide(R) Growth Fund ..........................................           517,548          3.086114       1,597,212
Nationwide(R) Money Market Fund ....................................         3,694,679          2.887782      10,669,428
Neuberger & Berman Guardian Fund ..................................            109,176          1.367075         149,252
Putnam Investors Fund - Class A ...................................          1,571,300         13.608194      21,382,555
Putnam Voyager Fund - Class A .....................................            990,216          3.077980       3,047,865
SEI Index Funds - S&P 500 Index Portfolio .........................            724,558          2.965481       2,148,663
Seligman Growth Fund, Inc - Class A ...............................            121,166         10.731114       1,300,246
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ....................................          5,512,814          1.813888       9,999,627
Templeton Foreign Fund - Class I ..................................            168,098          1.776082         298,556
   Sub-Total Tier V ...............................................         ==========          ========  --------------
                                                                                                          $  219,196,266
                                                                                                          --------------
      Total Contract Owners' Equity ...............................                                       $1,425,789,282
                                                                                                          ==============

                                                                                                                        SCHEDULE 1

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER I

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                      YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                   AIMCon        AIMWein       ACTCGro       ACTCSel      ACTCUltra         BdFdAm      DNYVenFd
                                   ------        -------       -------       -------      ---------         ------      --------
1996**
   Beginning unit value - Jan. 1   $1.776138      1.389659     4.005400     1.331631      1.835553        2.039710      1.345221
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .068204       .183484      .087806      .148352       .117544         .153233       .080821
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .229483       .068700      .510359      .106223       .135391        (.017387)      .273992
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.018459)     (.014319)    (.040763)    (.013745)     (.018623)       (.019817)     (.014015)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $2.055366      1.627524     4.562802     1.572461      2.069865        2.155739      1.686019
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease
     in unit value*                       16%           17%          14%          18%           13%              6%           25%
==================================================================================================================================

1995
   Beginning unit value - Jan. 1   $1.316836      1.035886     3.359891     1.095899      1.345904        1.741422       .966146
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .056462       .182030      .555289      .161686       .086850         .148075       .099553
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .418051       .183577      .127077      .085796       .418120         .168396       .290764
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.015211)     (.011834)    (.036857)    (.011750)     (.015321)       (.018183)     (.011242)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $1.776138      1.389659     4.005400     1.331631      1.835553        2.039710      1.345221
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       35%           34%          19%          22%           36%             17%           39%
==================================================================================================================================

1994
   Beginning unit value - Jan. 1   $1.305850      1.044414     3.443124     1.202996      1.409710        1.850918       .994508
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .038234       .114765      .498592      .095333       .042137         .138760       .046949
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           (.014948)     (.113428)    (.549338)    (.191608)     (.093077)       (.231366)     (.065935)
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.012300)     (.009865)    (.032487)    (.010822)     (.012866)       (.016890)     (.009376)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $1.316836      1.035886     3.359891     1.095899      1.345904        1.741422       .966146
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        1%           (1)%         (2)%         (9)%          (5)%            (6)%          (3)%
==================================================================================================================================


                                      DeDecInc        DryCsMgt    Dry3dCen
                                      --------        --------    --------
1996**
   Beginning unit value - Jan. 1       1.910384      1.110383      2.238323
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .365309       .059850       .380918
---------------------------------------------------------------------------------
   Unrealized gain (loss)               .024208       .000000       .160989
---------------------------------------------------------------------------------
   Contract charges                    (.019691)     (.010877)     (.023792)
---------------------------------------------------------------------------------
   Ending unit value -Dec. 31          2.280210      1.159356      2.756438
---------------------------------------------------------------------------------
   Percentage increase(decrease
     in unit value*                          19%             4%          23%
=================================================================================
1995

   Beginning unit value - Jan. 1       1.449372       1.057458     1.663803
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .199940        .063267      .156545
---------------------------------------------------------------------------------
   Unrealized gain (loss)               .277029        .000000      .436477
---------------------------------------------------------------------------------
   Contract charges                    (.015957)      (.010342)    (.018502)
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31         1.910384       1.110383     2.238323
---------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          32%             5%          35%
=================================================================================
1994
   Beginning unit value - Jan. 1       1.473401       1.025704     1.814915
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .102070        .041657      .233019
---------------------------------------------------------------------------------
   Unrealized gain (loss)              (.112176)       .000000     (.367765)
---------------------------------------------------------------------------------
   Contract charges                    (.013923)      (.009903)    (.016366)
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31         1.449372       1.057458     1.663803
---------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          (2)%            3%          (8)%
=================================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** No other investment options were being utilized.


                                                                                                               SCHEDULE 1, CONTINUED
                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER I

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                      YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                    EvTotRet       FedGNMA      FedUSGvt     FidAsMgr      FidCapIn
1996**
   Beginning unit value - Jan. 1                  $1.741651      1.243001      1.115461     1.121926      3.712491
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                  .097028       .083309       .059931      .098024       .331771
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .126113      (.021945)     (.020301)     .043893       .089597
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.017290)     (.011985)     (.010711)    (.011139)     (.037371)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $1.947502      1.292380      1.144380     1.252704      4.096488
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                      12%            4%            3%          12%           10%
=================================================================================================================================
1995
   Beginning unit value - Jan. 1                  $1.419467      1.081229       .991595      .958564      3.210584
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                  .092352       .083381       .065310      .032047       .338236
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .244789       .089624       .068708      .141097       .197671
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.014957)     (.011233)     (.010152)    (.009782)     (.034000)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $1.741651      1.243001      1.115461     1.121926      3.712491
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                      23%           15%           12%          17%           16%
=================================================================================================================================
1994
   Beginning unit value - Jan. 1                  $1.531292      1.119643      1.020623     1.036089      3.397953
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                  .106153       .080720       .050088      .038621       .285090
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                          (.204194)     (.108769)     (.069585)    (.106677)     (.440620)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.013784)     (.010365)     (.009531)    (.009469)     (.031839)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $1.419467      1.081229       .991595      .958564      3.210584
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                     (7)%          (3)%          (3)%         (7)%          (6)%
=================================================================================================================================

                                                     FidContr      FidEqInc      FidGrInc
                                                     --------      --------      --------
1996**
   Beginning unit value - Jan. 1                    1.705419      4.471070      1.683805
-------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                   .175363       .342426       .098980
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)                            .196681       .592510       .236381
-------------------------------------------------------------------------------------------
   Contract charges                                 (.017685)     (.046314)     (.017391)
-------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                      2.059778      5.359692      2.001775
-------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                       21%           20%           19%
===========================================================================================
1995
   Beginning unit value - Jan. 1                    1.263308      3.424310      1.255568
-------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                   .133103       .262606       .083036
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)                            .323258       .821416       .358955
-------------------------------------------------------------------------------------------
   Contract charges                                 (.014250)     (.037262)     (.013754)
-------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                      1.705419      4.471070      1.683805
-------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                       35%           31%           34%
===========================================================================================
1994
   Beginning unit value - Jan. 1                    1.289799      3.448520      1.239420
-------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                   .009193       .333965       .092801
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           (.023586)     (.325363)     (.064842)
-------------------------------------------------------------------------------------------
   Contract charges                                 (.012098)     (.032812)     (.011811)
-------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                      1.263308      3.424310      1.255568
-------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                       (2)%          (1)%           1%
===========================================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** No other investment options were being utilized.


                                                                                                     SCHEDULE I, CONTINUED

                         NATIONWIDE DC VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                     FidMgIn       GroFdAm       IncFdAm     InvIndInc      JanFund       Jan20Fd        MASFIP
                                     -------       -------       -------     ---------      -------       -------        ------
1996**
   Beginning unit value - Jan. 1    $1.729361      2.366626      1.893327     1.451889     1.353271      1.320040      1.156444
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .281779       .148981       .208243      .155929      .181980       .280194       .087565
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.081060)      .200078       .078318      .085401      .082218       .085793      (.003056)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.016970)     (.023706)     (.018959)    (.014706)    (.014179)     (.014329)     (.011193)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.913110      2.691979      2.160929     1.678513)    1.603290      1.671698      1.229760
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     11%           14%           14%          16%          18%           27%            6%
===================================================================================================================================
1995
   Beginning unit value - Jan. 1    $1.275955      1.840658      1.480756     1.151056     1.055481       .978264       .980782
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .100389       .182879       .115949      .070871      .070567       .224692       .073523
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .367790       .363801       .312609      .242345      .238735       .128222       .112302
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.014773)     (.020712)     (.015987)    (.012383)    (.011512)     (.011138)     (.010163)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.729361      2.366626      1.893327     1.451889     1.353271      1.320040      1.156444
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     36%           29%           28%          26%          28%           35%           18%
===================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.311856      1.857739      1.533299     1.208959     1.077425      1.058801      1.000000
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .051123       .083262       .097082      .097608      .021792       .002891       .029902
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.074747)     (.082914)     (.135450)    (.144261)    (.033660)     (.073797)     (.046046)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.012277)     (.017429)     (.014175)    (.011250)    (.010076)     (.009631)     (.003074)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.275955      1.840658      1.480756     1.151056     1.055481       .978264       .980782
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     (3)%          (1)%          (3)%         (5)%         (2)%          (8)%           2%(b)
===================================================================================================================================


                                     MFSGrOpp      MFSHiInc       MFSGrStk
                                     --------      --------       --------
1996**
   Beginning unit value - Jan. 1      6.114190     4.949752      8.942612
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .796398      .454249      2.580988
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .534047      .164181      (.547864)
--------------------------------------------------------------------------------
   Contract charges                   (.064403)    (.050022)     (.094914)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31        7.380232     5.518160     10.880822
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      21%          11%           22%
=============================================================================
1995
   Beginning unit value - Jan. 1      4.589533     4.265493      7.034148
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .768242      .403605      1.177905
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .807886      .325361       .807395
--------------------------------------------------------------------------------
   Contract charges                   (.051471)    (.044707)     (.076836)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31        6.114190     4.949752      8.942612
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      33%          16%           27%
================================================================================
1994
   Beginning unit value - Jan. 1      4.834037     4.422523      7.613442
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .376509      .374437       .717173
--------------------------------------------------------------------------------
   Unrealized gain (loss)             (.576664)    (.490350)    (1.229319)
--------------------------------------------------------------------------------
   Contract charges                   (.044349)    (.041117)     (.067148)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31        4.589533     4.265493      7.034148
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      (5)%         (4)%          (8)%
================================================================================

 *  An annualized rate of return cannot be determined as:

      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b)This investment option was not being utilized for the entire year indicated.

**  No other investment options were being utilized.

                                                                                                      SCHEDULE I, CONTINUED

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER I

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                       YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                        NWBdFd        NWFund       NWGroFd       NWMyMkt     NBManhFd      PutInvFd
                                        ------        ------       -------       -------     --------      --------
1996**
   Beginning unit value - Jan. 1    $1.991196     12.191058      2.667201      2.774433     2.259932     11.305164
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .127761      1.119203       .234869       .137555      .306136      1.592658
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.098894)     1.782082       .208017       .000000     (.084784)      .815178
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.018591)     (.127964)     (.027079)     (.027140)    (.022362)     (.118499)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.001472     14.964379      3.083008      2.884848     2.458922     13.594501
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         1%           23%           16%            4%           9%           20%
====================================================================================================================================
1995
   Beginning unit value - Jan. 1    $1.619166      9.468045      2.092009      2.654661     1.741549      8.297318
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .123140       .820350       .282003       .145674      .165618      1.391197
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .266262      2.003431       .316217       .000000      .372594      1.710170
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.017372)     (.100768)     (.023028)     (.025902)    (.019829)     (.093521)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.991196     12.191058      2.667201      2.774433     2.259932     11.305164
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        23%           29%           27%            5%          30%           36%
===================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.778765      9.502760      2.081399      2.583387     1.823796      8.652501
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .121459       .927943       .079372       .096188      .115456       .771381
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.265190)     (.873192)     (.049054)      .000000     (.180865)    (1.046752)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.015868)     (.089466)     (.019708)     (.024914)    (.016838)     (.079812)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.619166      9.468045      2.092009      2.654661     1.741549      8.297318
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (9)%           0%            1%            3%          (5)%          (4)%
===================================================================================================================================

                                     PutVoyFd      SEI500Ix      SelGroFd
                                     --------      --------      --------
1996**
   Beginning unit value - Jan. 1     2.752130      2.439184      8.934609
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .194543       .095147       .806272
----------------------------------------------------------------------------
   Unrealized gain (loss              .156646       .453595      1.073420
----------------------------------------------------------------------------
   Contract charges                  (.028440)     (.025429)     (.093989)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31       3.074879      2.962497     10.720312
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        12%           21%           20%
============================================================================
1995
   Beginning unit value - Jan. 1     1.982311      1.792835      7.020585
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .146629       .086650       .931537
----------------------------------------------------------------------------
   Unrealized gain (loss)             .645332       .579852      1.057625
----------------------------------------------------------------------------
   Contract charges                  (.022142)     (.020153)     (.075138)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31       2.752130      2.439184      8.934609
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        39%           36%           27%
============================================================================
1994
   Beginning unit value - Jan. 1     1.992379      1.792223      7.370495
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .083642       .101704       .708203
----------------------------------------------------------------------------
   Unrealized gain (loss)            (.075428)     (.084212)     (.990524)
----------------------------------------------------------------------------
   Contract charges                  (.018282)     (.016880)     (.067589)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.982311      1.792835      7.020585
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (1)%           0%           (5)%
============================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** No other investment options were being utilized.


                                                                                                      SCHEDULE I, CONTINUED

                         NATIONWIDE DC VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                      StComStk      TRIntStk      TemForFd     TemGISmCo     DryStkIx      FidVIPAM   FidVIPEI
                                      --------      --------      --------     ---------     --------      --------   --------
1996**
   Beginning unit value - Jan. 1    $1.315349      1.577274       1.518092      1.490946     1.322035      1.107535   1.303642
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .236157       .048548        .074298       .181637      .057158       .072883    .060157
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .031534       .202392        .197440       .146014      .239160       .087931    .124996
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.013556)     (.016152)      (.015536)     (.015634)    (.013773)     (.011127)  (.013108)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.569484      1.812062       1.774294      1.802963     1.604580      1.257222   1.475687
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     19%           15%            17%           21%          21%           14%        13%
=================================================================================================================================
1995
   Beginning unit value - Jan. 1    $1.002820      1.429428       1.378759      1.279328      .975745       .955979    .974175
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .140205       .047536        .095828       .193896      .035036       .020086    .076250
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .183299       .114284        .057277       .031012      .322198       .141130    .264015
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.010975)     (.013974)      (.013772)     (.013290)    (.010944)     (.009660)  (.010798)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.315349      1.577274       1.518092      1.490946     1.322035      1.107535   1.303642
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     31%           10%            10%           17%          35%           16%        34%
=================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.017301      1.454045       1.387073      1.353616     1.000000      1.000000   1.000000
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .063114       .087659        .098557       .032943      .016017       .000695    .011343
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.067992)     (.098366)      (.093448)     (.094423)    (.037213)     (.041640)  (.034096)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.009603)     (.013910)      (.013423)     (.012808)    (.003059)     (.003076)  (.003072)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.002820      1.429428       1.378759      1.279328      .975745       .955979    .974175
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    (1)%          (2)%           (1)%          (5)%         (2)%(b)       (4)%(b)    (3)%(b)
=================================================================================================================================

                                       FidVIPGr      FidVIPHI
                                       --------      --------
1996**
   Beginning unit value - Jan. 1      1.366323      1.185437
-----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .098176       .108119
-----------------------------------------------------------------
   Unrealized gain (loss)              .101895       .057435
-----------------------------------------------------------------
   Contract charges                   (.014043)     (.012052)
-----------------------------------------------------------------
   Ending unit value - Dec. 31        1.552351      1.338939
-----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      14%          13%
=================================================================
1995
   Beginning unit value - Jan. 1      1.018963       .992271
-----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .005632       .071867
-----------------------------------------------------------------
   Unrealized gain (loss)              .353481       .131757
-----------------------------------------------------------------
   Contract charges                   (.011753)     (.010458)
-----------------------------------------------------------------
   Ending unit value - Dec. 31        1.366323      1.185437
-----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      34%           19%
=================================================================
1994
   Beginning unit value - Jan. 1      1.000000      1.000000
-----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .000000       .000000
-----------------------------------------------------------------
   Unrealized gain (loss)              .022089      (.004613)
-----------------------------------------------------------------
   Contract charges                   (.003126)     (.003116)
-----------------------------------------------------------------
   Ending unit value - Dec. 31        1.018963       .992271
-----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   2%(b)           (1)%(b)
=================================================================

  *  An annualized rate of return cannot be determined as:

      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b)This investment option was not being utilized for the entire year indicated.

**  No other investment options were being utilized.

                                                                                                      SCHEDULE I, CONTINUED
                         NATIONWIDE DC VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                      FidVIPOv     NSATGvtBd     NSATMyMkt     NSATTotRe     NBAMTGro     NBAMTLMat  NBAMTPart
                                      --------     ---------     ---------     ---------     --------     ---------  ---------
1996***
   Beginning unit value - Jan. 1    $1.029809      1.574158      1.209790      1.950853     1.661013      1.093904   1.306186
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .025345       .097615       .061618       .130389      .150704       .092066    .053229
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .110017      (.043342)      .000000       .293296      .000296      (.045340)   .330901
------------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.010329)     (.014866)     (.011852)     (.020182)    (.016406)     (.010470)  (.013965)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.154842      1.613565      1.259556      2.354356     1.795607      1.130160   1.676351
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     12%            3%            4%           21%           8%            3%        28%
====================================================================================================================================
1995
   Beginning unit value - Jan. 1    $ .947883      1.338281      1.155984      1.525590     1.272940       .995462    .966223
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .007252       .094912       .065092       .151626      .045057       .055297    .007900
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .083925       .154829       .000000       .290215      .357539       .053054    .342968
------------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.009251)     (.013864)     (.011286)     (.016578)    (.014523)     (.009909)  (.010905)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.029809      1.574158      1.209790      1.950853     1.661013      1.093904   1.306186
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      9%           18%            5%           28%          30%           10%        35%
====================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.000000      1.396125      1.123427      1.523742     1.352530      1.000000   1.000000
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .000000       .087782       .043407       .077107      .163043       .000000    .000000
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.049090)     (.132815)      .000000      (.060675)    (.230291)     (.001418)  (.030724)
------------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.003027)     (.012811)     (.010850)     (.014584)    (.012342)     (.003120)  (.003053)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $ .947883      1.338281      1.155984      1.525590     1.272940       .995462    .966223
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                 (5)%(b)           (4)%           3%            0%          (6)%           0%(b)     (3)%(b)
====================================================================================================================================

                                          TCIBal        TCIGro
                                          ------        ------
1996***
   Beginning unit value - Jan. 1       1.184177      1.729155
-------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .055995       .193969
-------------------------------------------------------------------
   Unrealized gain (loss)               .087770       .268047
-------------------------------------------------------------------
   Contract charges                    (.011818)     (.016378)
-------------------------------------------------------------------
   Ending unit value - Dec. 31         1.316124      1.638699
-------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                       11%          (5)%
===================================================================
1995
   Beginning unit value - Jan. 1        .986992      1.331537
-------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .028002       .001532
-------------------------------------------------------------------
   Unrealized gain (loss)               .179505       .410981
-------------------------------------------------------------------
   Contract charges                    (.010322)     (.014895)
-------------------------------------------------------------------
   Ending unit value - Dec. 31         1.184177      1.729155
-------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                       20%           30%
===================================================================
1994
   Beginning unit value - Jan. 1             **      1.360119
-------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                    .000146
-------------------------------------------------------------------
   Unrealized gain (loss)                            (.016072)
-------------------------------------------------------------------
   Contract charges                                  (.012656)
-------------------------------------------------------------------
   Ending unit value - Dec. 31                       1.331537
-------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                                    (2)%
===================================================================

  *  An annualized rate of return cannot be determined as:
      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b)This investment option was not being utilized for the entire year indicated.

 ** This investment option was not utilized or was not available. *** No other investment options were being utilized.


                                                                                                      SCHEDULE I, CONTINUED

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                         TIER II +

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                               YEAR ENDED DECEMBER 31, 1996

                                    ACTCGro     ACTCUltra       BdFdAm     DNYVenFd     DeDecInc     DryCsMgt     Dry3dCen
                                    -------     ---------       ------     --------     --------     --------     --------
1996**
   Beginning unit value - Jan. 1   $4.005400    1.835553       2.039710    1.345221     1.910384     1.110383     2.238323
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .087812      117552        .153233     .080824      .365329      .059863      .380939
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .510348     .135379       (.017388)    .273991      .024189      .000000      .160966
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.040384)   (.018449)      (.019617)   (.013879)    (.019505)    (.010793)    (.023565)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $4.563176    2.070035       2.155938    1.686157     2.280397     1.159453     2.756663
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       14%         13%             6%         25%          19%           4%          23%
===========================================================================================================================


                                    EvTotRet     FedUSGvt     FidAsMgr   FidCapInc
                                    --------     --------     --------   ---------
1996**
   Beginning unit value - Jan. 1    1.741651    1.115461       1.121926    3.712491
------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .097030     .059931        .098028     .331771
------------------------------------------------------------------------------------
   Unrealized gain (loss)            .126118    (.020303)       .043887     .089599
------------------------------------------------------------------------------------
   Contract charges                 (.017138)   (.010612)      (.011035)   (.037028)
------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      1.947661    1.144477       1.252806    4.096833
------------------------------------------------------------------------------------
   Percentage increase (decrease
     in unit value*                       12%          3%            12%         10%
====================================================================================


                                   FidContr      FidEqInc      FidMgIn      GroFdAm      IncFdAm    InvIndInc      JanFund
                                   --------      --------      -------      -------      -------    ---------      -------
1996**
   Beginning unit value - Jan. 1   $1.705419    4.471070       1.729361    2.366626     1.893327     1.451889     1.353271
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .175369     .342436        .281780     .148989      .208253      .155937      .181994
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .196677     .592501       (.081059)    .200075      .078308      .085395      .082203
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.017518)   (.045877)      (.016815)   (.023491)    (.018782)    (.014571)    (.014047)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $2.059947    5.360130       1.913267    2.692199     2.161106     1.678650     1.603421
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit value*            21%         20%            11%         14%          14%          16%          18%
===========================================================================================================================

                                     MASFIP     MFSGrOpp     MFSHiInc
                                     ------     --------     --------
1996**
   Beginning unit value - Jan. 1    1.156444    6.114190       4.949752
------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .087567     .796451        .454253
------------------------------------------------------------------------
   Unrealized gain (loss)           (.003065)    .533998        .164177
------------------------------------------------------------------------
   Contract charges                 (.011085)   (.063802)      (.049558)
------------------------------------------------------------------------
   Ending unit value - Dec. 31      1.229861    7.380837       5.518624
------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        6%         21%            11%
========================================================================



                                 MFSGrStk        NWFund      NWGroFd      NWMyMkt     PutInvFd     PutVoyFd     SEI500Ix
                                 --------        ------      -------      -------     --------     --------     --------
1996**
------
   Beginning unit value - Jan. 1   $8.942612   12.191058       2.667201    2.774433    11.305164     2.752130     2.439184
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                  2.581161    1.119275        .234885     .137556     1.592747      .194555      .095149
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           (.548045)   1.782011        .208001     .000000      .815074      .156633      .453589
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.094015)   (.126740)      (.026826)   (.026898)    (.117371)    (.028187)    (.025182)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $10.881713   14.965604       3.083261    2.885091    13.595614     3.075131     2.962740
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       22%         23%            16%          4%          20%          12%          21%
===========================================================================================================================

                                       SelGroFd     TRIntStk     TemForFd
                                       --------     --------     --------
1996**
------
   Beginning unit value - Jan. 1    8.934609    1.577274       1.518092
------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .806286     .048552        .074298
------------------------------------------------------------------------
   Unrealized gain (loss)           1.073404     .202388        .197443
------------------------------------------------------------------------
   Contract charges                 (.093109)   (.016004)      (.015394)
------------------------------------------------------------------------
   Ending unit value - Dec. 31     10.721190    1.812210       1.774439
------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       20%         15%           17%
========================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized.

+    See note 2


                                                                                                      SCHEDULE I, CONTINUED


                         NATIONWIDE DC VARIABLE ACCOUNT
                                    TIER III+

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                    ACTCGro       ACTCUltra    BdFdAm       DeDecInc     Dry3dCen       EvTotRet      FedUSGvt
                                    -------       ---------    ------       --------     --------       --------      --------
1996**
   Beginning unit value - Jan. 1   $4.005400      1.835553    2.039710      1.910384     2.238323       1.741651      1.115461
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .087823       .117567     .153233       .365368      .380981        .097034       .059933
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .510320       .135351    (.017390)      .024153      .160920        .125977      (.020307)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.039618)     (.018097)   (.019217)     (.019135)    (.023109)      (.016682)     (.010418)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $4.563925      2.070374    2.156336      2.280770     2.757115       1.947980      1.144669
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       14%           13%          6%           19%          23%            12%            3%
===============================================================================================================================

                                     FidAsMgr      FidCapInc     FidContr
                                     --------      ---------     --------
1996**
   Beginning unit value - Jan. 1     1.121926       3.712491     1.705419
--------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .098038        .331771      .175380
--------------------------------------------------------------------------
   Unrealized gain (loss)             .043881        .089604      .196669
--------------------------------------------------------------------------
   Contract charges                  (.010833)      (.036344)    (.017184)
--------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.253012       4.097522     2.060284
--------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       12%            10%         21%
==========================================================================

                                      FidEqInc        FidMgIn        GroFdAm       IncFdAm      InvIndInc        JanFund
                                      --------        -------        -------       -------      ---------        -------
1996**
------
   Beginning unit value - Jan. 1     $4.471070       1.729361       2.366626      1.893327       1.451889       1.353271
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .342458        .281781        .149006       .208273        .155950        .182021
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .592488       (.081065)       .200051       .078292        .085383        .082179
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                   (.045008)      (.016497)      (.023043)     (.018432)      (.014297)      (.013787)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       $5.361008       1.913580       2.692640      2.161460       1.678925       1.603684
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        20%            11%            14%           14%            16%            19%
===============================================================================================================================


                                         MASFIP       MFSGrOpp       MFSHiInc     MFSGrStk
                                         ------       --------       --------     --------
1996**
------
   Beginning unit value - Jan. 1       1.156444       6.114190       4.949752     8.942612
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .087571        .796558        .454458     2.581506
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.003061)       .533887        .163904     (.548408)
--------------------------------------------------------------------------------------------
   Contract charges                    (.010892)      (.062589)      (.048562)    (.092214)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         1.230062       7.382046       5.519552    10.883496
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          6%            21%            12%         22%
============================================================================================


                                        NWFund        NWGroFd        NWMyMkt      PutInvFd       PutVoyFd       SelGroFd
                                        ------        -------        -------      --------       --------       --------
1996**
   Beginning unit value - Jan. 1      $12.191058       2.667201       2.774433     11.305164       2.752130       8.934609
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      1.119420        .234917        .137554      1.592926        .194581        .806315
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               1.781872        .207974        .000000       .814880        .156599       1.073372
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                     (.124295)      (.026326)      (.026411)     (.115128)      (.027675)      (.091349)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        $14.968055       3.083766       2.885576     13.597842       3.075635      10.722947
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           23%            16%             4%           20%            12%            20%
===============================================================================================================================


                                   TRIntStk       TemForFd
                                   --------       --------
1996**
   Beginning unit value - Jan. 1     1.577274       1.518092
--------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .048559        .074300
--------------------------------------------------------------------------
   Unrealized gain (loss)             .202389        .197449
--------------------------------------------------------------------------
   Contract charges                  (.015715)      (.015111)
--------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.812507       1.774730
--------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        15%            17%
==========================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized.

+    See note 2


                                                                                                      SCHEDULE I, CONTINUED

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                         TIER IV+

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                               YEAR ENDED DECEMBER 31, 1996

                                      ACTCGro       ACTCSel       ACTCUltra      BdFdAm      Dry3dCen     EvTotRet     FedUSGvt
                                      -------       -------       ---------      ------      --------     --------     --------
1996**
   Beginning unit value - Jan. 1     $4.005400      1.331631       1.835553      2.039710    2.238323    1.741651      1.115461
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .087834        .148399        .117582       .153234     .381022     .097037       .059933
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .510292        .106166        .135328      (.017388)    .160874     .126116      (.020305)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.038853)      (.013091)      (.017750)     (.018822)   (.022652)   (.016505)     (.010228)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $4.564673       1.573105       2.070713      2.156734    2.757567    1.948229      1.144861
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        14%            18%            13%            6%         23%         12%            3%
================================================================================================================================

                                      FidAsMgr      FidCapInc     FidContr
                                      --------      ---------     --------
1996**
   Beginning unit value - Jan. 1     1.121926       3.712491     1.705419
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .098047        .331772      .175391
-------------------------------------------------------------------------------
   Unrealized gain (loss)             .043870        .089608      .196662
-------------------------------------------------------------------------------
   Contract charges                  (.010626)      (.035661)    (.016851)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.253217       4.098210     2.060621
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        12%            10%          21%
===============================================================================

                                       FidEqInc        FidMgIn        GroFdAm       IncFdAm    InvIndInc     JanFund      MASFIP
                                       --------        -------        -------       -------    ---------     -------      ------
1996**
   Beginning unit value - Jan. 1      $4.471070       1.729361       2.366626      1.893327     1.451889    1.353271    1.156444
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .342479        .281783        .149022       .208293      .155964     .182048     .087575
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .592476       (.081063)       .200043       .078277      .085372     .082155    (.003066)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                    (.044139)      (.016187)      (.022610)     (.018083)    (.014025)   (.013527)   (.010689)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        $5.361886       1.913894       2.693081      2.161814     1.679200    1.603947    1.230264
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          20%            11%            14%           14%          16%         19%          6%
================================================================================================================================

                                       MFSGrOpp       MFSHiInc
                                       --------       --------
1996**
   Beginning unit value - Jan. 1      6.114190       4.949752
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .796664        .454255
-------------------------------------------------------------------------------
   Unrealized gain (loss)              .533781        .164183
-------------------------------------------------------------------------------
   Contract charges                   (.061380)      (.047711)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31        7.383255       5.520479
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         21%            12%
===============================================================================



                                        MFSGrStk         NWFund        NWGroFd       NWMyMkt       PutInvFd       PutVoyFd
                                        --------         ------        -------       -------       --------       --------
1996**
   Beginning unit value - Jan. 1      $8.942612     12.191058       2.667201      2.774433      11.305164       2.752130
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     2.581851       1.119564        .234950       .137553       1.593104        .194606
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.548770)      1.781730        .207948       .000000        .814688        .156571
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                    (.090414)      (.121847)      (.025829)     (.025926)      (.112887)      (.027167)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        10.885279      14.970505       3.084270     $2.886060      13.600069       3.076140
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          22%            23%            16%            4%            20%            12%
================================================================================================================================

                                       SelGroFd       TRIntStk     TemForFd
                                       --------       --------     --------
1996**
   Beginning unit value - Jan. 1     8.934609       1.577274       1.518092
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .806343        .048567        .074301
-------------------------------------------------------------------------------
   Unrealized gain (loss)            1.073337        .202387        .197454
-------------------------------------------------------------------------------
   Contract charges                  (.089586)      (.015425)      (.014827)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31      10.724703       1.812803       1.775020
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        20%            15%            17%
===============================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized.

+    See note 2


                                                                                                               SCHEDULE 1, CONTINUED
                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER V+

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                               YEAR ENDED DECEMBER 31, 1996

                                      AIMCon          ACTCGro        ACTCUltra          BdFdAm        Dry3dCen        EvTotRet
                                      ------          -------        ---------          ------        --------        --------
1996**
------
   Beginning unit value - Jan. 1    $1.776138         4.005400        1.835553        2.039710        2.238323        1.741651
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .068263          .087885         .117650         .153258         .381239         .097058
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .229451          .510308         .135286        (.017382)        .160736         .126151
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.016414)        (.036192)       (.016538)       (.017530)       (.021084)       (.015395)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.057438         4.567401        2.071951        2.158056        2.759214        1.949465
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        16%              14%             13%              6%             23%             12%
===============================================================================================================================

                                     FidCapInc        FidContr        FidEqInc
                                     ---------        --------        --------
1996**
------
   Beginning unit value - Jan. 1     3.712491        1.705419        4.471070
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .331796         .175441         .342592
-------------------------------------------------------------------------------
   Unrealized gain (loss)             .089631         .196694         .592574
-------------------------------------------------------------------------------
   Contract charges                  (.033264)       (.015701)       (.041146)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31       4.100654        2.061853        5.365090
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        10%             21%            20%
===============================================================================


                                   FidGrInc          FidMgIn        MFSGrOpp        MFSHiInc        MFSGrStk          NWBdFd
1996**
   Beginning unit value - Jan. 1    $1.683805        1.729361        6.114190        4.949752        8.942612        1.991196
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .098999         .281791         .797129         .454312        2.583355         .127782
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .236438        (.081008)        .533537         .164197        (.550009)       (.098900)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.015451)       (.015106)       (.057186)       (.044490)       (.084173)       (.016570)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.003791        1.915038        7.387670        5.523771       10.891785        2.003508
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        19%             11%             21%             12%             22%              1%
===============================================================================================================================


                                         NWFund         NWGroFd
1996**
   Beginning unit value - Jan. 1       12.191058        2.667201
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                       1.120138         .235077
-------------------------------------------------------------------------------
   Unrealized gain (loss)                1.781742         .207926
-------------------------------------------------------------------------------
   Contract charges                      (.113490)       (.024090)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31          14.979448        3.086114
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                            23%             16%
===============================================================================



                                     NWMyMkt        NBGuardTM        PutInvFd        PutVoyFd        SEI500Ix        SelGroFd
                                     -------        ---------        --------        --------        --------        --------
1996**
   Beginning unit value - Jan. 1    $2.774433        1.169665       11.305164        2.752130        2.439184        8.934609
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .137564          .076520        1.594014         .194720         .095184         .806773
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000          .131365         .814112         .156454         .453672        1.073177
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.024215)        (.010475)       (.105096)       (.025324)       (.022559)       (.083445)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.887782         1.367075       13.608194        3.077980        2.965481       10.731114
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                    4%              17%             20%             12%             22%             20%
===============================================================================================================================


                                        TRIntStk        TemForFd
                                        --------        --------
1996**
   Beginning unit value - Jan. 1        1.577274        1.518092
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                        .048595         .074334
-------------------------------------------------------------------------------
   Unrealized gain (loss)                 .202414         .197488
-------------------------------------------------------------------------------
   Contract charges                      (.014395)       (.013832)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31           1.813888         1.776082
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       15%             17%
===============================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized

+    See note 2
     See note 3


================================================================================

                                               NATIONWIDE DC VARIABLE ACCOUNT

                               STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                                       JUNE 30, 1997
                                                        (UNAUDITED)


ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         614,391 shares (cost $15,468,773) ..........................................    $  17,184,529
      AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)
         99,639 shares (cost $1,854,808) ............................................        2,147,225
      American Century: Twentieth Century Growth Fund (ACTCGro)
         4,862,939 shares (cost $100,856,684) .......................................      125,172,052
      American Century: Twentieth Century Select Fund (ACTCSel)
         41,335 shares (cost $1,473,271) ............................................        1,930,757
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         9,171,224 shares (cost $230,269,014) .......................................      299,899,036
      The Bond Fund of AmericaSM, Inc. (BdFdAm)
         831,002 shares (cost $11,310,968) ..........................................       11,476,135
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         222,369 shares (cost $4,050,722) ...........................................        4,629,719
      Delaware Group Decatur Fund, Inc. -
      Decatur Income Fund Institutional Class (DeDecInc)
         11,918 shares (cost $209,913) ..............................................          253,129
      Dreyfus Cash Management - Class A (DryCsMgt)
         1,205,061 shares (cost $1,205,061) .........................................        1,205,061
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         125,518 shares (cost $3,262,913) ...........................................        3,353,847
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         2,781,441 shares (cost $24,208,849) ........................................       28,815,732
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         187,799 shares (cost $3,600,254) ...........................................        4,325,005
      The Institutional Shares of Federated GNMA Trust (FedGNMA)
         58,305 shares (cost $642,574) ..............................................          649,516
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
         210,772 shares (cost $2,201,130) ...........................................        2,202,563
      Fidelity Asset ManagerTM (FidAsMgr)
         336,509 shares (cost $5,352,237) ...........................................        6,067,252
      Fidelity Capital & Income Fund (FidCapInc)
         140,908 shares (cost $1,237,953) ...........................................        1,341,448
      Fidelity Contrafund (FidContr)
         4,756,387 shares (cost $178,959,999) .......................................      219,316,990
      Fidelity Equity-Income Fund (FidEqInc)
         5,045,919 shares (cost $179,087,002) .......................................      248,208,749


      Fidelity Growth & Income Portfolio (FidGrInc)
         448,767 shares (cost $13,370,447) ..........................................       16,178,068
      Fidelity Magellan(R) Fund (FidMgln)
         2,269,583 shares (cost $174,012,024) .......................................      206,645,493
      The Growth Fund of America(R), Inc. (GroFdAm)
         595,026 shares (cost $9,637,910) ...........................................       11,091,287
      The Income Fund of America(R), Inc. (IncFdAm)
         980,070 shares (cost $15,010,081) ..........................................       17,406,041
      INVESCO Industrial Income Fund, Inc. (InvIndlnc)
         1,359,895 shares (cost $17,116,496) ........................................       20,819,986
      Janus Fund (JanFund)
         1,911,959 shares (cost $46,495,206) ........................................       52,808,316
      MAS Funds - Fixed Income Portfolio (MASFIP)
         162,664 shares (cost $1,922,246) ...........................................        1,951,967
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,762,239 shares (cost $20,409,007) ........................................       26,363,103
      MFS(R) High Income Fund - Class A (MFSHiInc)
         645,052 shares (cost $3,348,490) ...........................................        3,489,733
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         477,433 shares (cost $5,140,869) ...........................................        6,015,656
      Nationwide(R) Bond Fund (NWBdFd)
         13,504 shares (cost $125,632) ..............................................          124,376
      Nationwide(R) Fund (NWFund)
         2,117,202 shares (cost $38,907,160) ........................................       52,421,924
      Nationwide(R) Growth Fund (NWGroFd)
         565,916 shares (cost $6,812,519) ...........................................        8,879,224
      Nationwide(R) Money Market Fund (NWMyMkt)
         65,266,291 shares (cost $65,266,291) .......................................       65,266,291
      Neuberger & Berman Guardian Fund (NBGuard)
         22,120 shares (cost $606,361) ..............................................          639,713
      Neuberger & Berman Manhattan Fund (NBManhFd)
         7,817 shares (cost $95,509) ................................................          107,253
      Neuberger & Berman Partners Fund (NBPartFd)
         40,677 shares (cost $1,124,715) ............................................        1,189,386
      Putnam Investors Fund - Class A (PutInvFd)
         3,479,335 shares (cost $29,502,329) ........................................       38,133,513
      Putnam Voyager Fund - Class A (PutVoyFd)
         6,090,887 shares (cost $95,351,347) ........................................      109,331,422
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         400,264 shares (cost $10,017,937) ..........................................       11,279,438
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         424,772 shares (cost $2,238,371) ...........................................        2,799,245
      Strong Common Stock Fund, Inc. (StComStk)
         289,790 shares (cost $5,920,436) ...........................................        6,578,230


      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,437,297 shares (cost $32,233,305) ........................................       37,631,858
      Templeton Foreign Fund - Class I (TemForFd)
         7,578,855 shares (cost $73,624,514) ........................................       87,308,411
      Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)
         107,916 shares (cost $905,532) .............................................        1,004,696
      American Century VP - American Century VP Balanced (ACVPBal)
         711 shares (cost $5,059) ...................................................            5,511
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         9,803 shares (cost $100,749) ...............................................           94,693
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         182 shares (cost $3,869) ...................................................            4,262
      Dreyfus Stock Index Fund (DryStkIx)
         1,557 shares (cost $29,161) ................................................           37,737
      Variable Insurance Products Fund II - Asset Manager Portfolio (FidVIPAM)
         1,847 shares (cost $28,081) ................................................           30,654
      Variable Insurance Products Fund - Equity-Income Portfolio (FidVIPEI)
         6,036 shares (cost $115,426) ...............................................          133,162
      Variable Insurance Products Fund - Growth Portfolio (FidVIPGr)
         3,175 shares (cost $89,673) ................................................          108,595
      Variable Insurance Products Fund - High Income Portfolio (FidVIPHI)
         2,787 shares (cost $33,220) ................................................           34,637
      Variable Insurance Products - Overseas Portfolio (FidVIPOv)
         7,025 shares (cost $119,953) ...............................................          140,771
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,110 shares (cost $12,239) ................................................           12,206
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         18,712 shares (cost $18,712) ...............................................           18,712
      Nationwide SAT - Total Return Fund (NSATTotRe)
         3,978 shares (cost $47,609) ................................................           62,500
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         826 shares (cost $20,992) ..................................................           22,906
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         681 shares (cost $9,426) ...................................................            9,281
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         1,096 shares (cost $14,132) ................................................           19,907
                                                                                         -------------
            Total investments .......................................................    1,764,378,909
   Accounts receivable ..............................................................           41,289
                                                                                         -------------
            Total assets ............................................................    1,764,420,198
ACCOUNTS PAYABLE ....................................................................          242,596
                                                                                         -------------
CONTRACT OWNERS' EQUITY (NOTE 3) ....................................................   $1,764,177,602
                                                                                        ==============

See accompanying notes to financial statements.

=======================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                   NATIONWIDE DC VARIABLE ACCOUNT

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                           SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                            (UNAUDITED)

                                                                     Total                                  AIMCon
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $     7,706,347           6,827,601                --                  --
  Mortality and expense charges ..................         (3,898,039)         (3,295,695)            (41,021)            (19,831)
  Administration charge - Tier I .................         (1,968,784)         (2,966,124)            (29,501)            (17,848)
  Administration charge - Tier II ................           (524,183)               --                  --                  --
  Administration charge - Tier III ...............           (168,929)               --                  --                  --
  Administration charge - Tier IV ................            (65,257)               --                  --                  --
  Administration charge - Tier V .................           (183,171)               --                (2,473)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            897,984             565,782             (72,995)            (37,679)

  Proceeds from mutual fund shares sold ..........        127,538,887         107,755,110           5,097,633             285,029
  Cost of mutual fund shares sold ................       (112,268,086)        (94,486,876)         (4,299,436)           (203,697)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............         15,270,801          13,268,234             798,197              81,332
  Unrealized gain (loss) on investments ..........        184,132,014          43,292,920             415,452             709,746
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............        199,402,815          56,561,154           1,213,649             791,078
  Reinvested capital gains .......................          8,663,127          33,344,947                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........        208,963,926          90,471,883           1,140,654             753,399

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......        217,822,618         204,939,637           3,503,156           4,745,421
  Redemptions ....................................        (88,285,940)        (87,140,587)         (3,016,246)           (755,885)
  Annual contract maintenance charge (note 2) ....             (1,931)            (65,069)               --                  --
  Contingent deferred sales charges ..............            (10,104)             (3,142)               (372)               (110)
  Adjustments to maintain reserves ...............           (100,249)            (12,819)                845                 528
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................        129,424,394         117,718,020             487,383           3,989,954

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        338,388,320         208,189,903           1,628,037           4,743,353
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......      1,425,789,282       1,226,462,053          15,557,461           5,708,596
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $ 1,764,177,602       1,434,651,956          17,185,498          10,451,949
                                                      ===============     ===============     ===============     ===============


                                                                    AIMWein                                 ACTCGro
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               --                  --                  --                  --
  Mortality and expense charges ..................             (5,307)             (4,299)           (293,167)           (367,299)
  Administration charge - Tier I .................             (4,776)             (3,869)           (125,063)           (330,569)
  Administration charge - Tier II ................               --                  --               (43,110)               --
  Administration charge - Tier III ...............               --                  --               (12,060)               --
  Administration charge - Tier IV ................               --                  --                (3,460)               --
  Administration charge - Tier V .................               --                  --               (21,471)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            (10,083)             (8,168)           (498,331)           (697,868)

  Proceeds from mutual fund shares sold ..........            463,435             215,173          11,271,665          13,405,531
  Cost of mutual fund shares sold ................           (404,516)           (184,615)        (11,860,026)        (13,301,096)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             58,919              30,558            (588,361)            104,435
  Unrealized gain (loss) on investments ..........            224,345             111,839          19,673,323          10,369,749
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............            283,264             142,397          19,084,962          10,474,184
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........            273,181             134,229          18,586,631           9,776,316

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             65,359             257,762            (312,767)         (1,723,396)
  Redemptions ....................................           (308,173)           (102,439)         (6,954,783)         (8,733,539)
  Annual contract maintenance charge (note 2) ....               --                  --                    (4)            (14,754)
  Contingent deferred sales charges ..............               --                  --                  (367)               (319)
  Adjustments to maintain reserves ...............               (358)                123               1,040               3,467
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................           (243,172)            155,446          (7,266,881)        (10,468,541)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............             30,009             289,675          11,319,750            (692,225)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          2,116,847           1,524,549         113,853,751         149,542,262
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............          2,146,856           1,814,224         125,173,501         148,850,037
                                                      ===============     ===============     ===============     ===============



                                                   NATIONWIDE DC VARIABLE ACCOUNT

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                           SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                            (UNAUDITED)

                                                                    ACTCSel                               ACTCUltra
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $          --                  --                  --                  --
  Mortality and expense charges ..................             (4,251)             (3,563)           (671,863)           (527,692)
  Administration charge - Tier I .................               (122)             (3,207)           (347,296)           (474,923)
  Administration charge - Tier II ................               --                  --               (89,384)               --
  Administration charge - Tier III ...............               --                  --               (35,427)               --
  Administration charge - Tier IV ................             (1,646)               --                (9,233)               --
  Administration charge - Tier V .................               --                  --               (27,636)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................             (6,019)             (6,770)         (1,180,839)         (1,002,615)

  Proceeds from mutual fund shares sold ..........             85,295             504,907          18,487,083          14,409,156
  Cost of mutual fund shares sold ................            (68,626)           (449,443)        (12,966,126)        (10,067,133)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             16,669              55,464           5,520,957           4,342,023
  Unrealized gain (loss) on investments ..........            315,852              54,521          36,383,589          13,663,354
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............            332,521             109,985          41,904,546          18,005,377
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........            326,502             103,215          40,723,707          17,002,762

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             99,406            (258,987)         26,777,345          43,900,102
  Redemptions ....................................            (53,315)           (170,755)        (13,005,968)        (17,205,535)
  Annual contract maintenance charge (note 2) ....               --                  --                   (24)                (36)
  Contingent deferred sales charges ..............               --                  --                (1,129)             (1,039)
  Adjustments to maintain reserves ...............                  1                (932)            (27,467)             24,674
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................             46,092            (430,674)         13,742,757          26,718,166

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            372,594            (327,459)         54,466,464          43,720,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          1,558,172           1,670,130         245,403,535         192,990,914
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $     1,930,766           1,342,671         299,869,999         236,711,842
                                                      ===============     ===============     ===============     ===============



                                                                    BdFdAm                              DNYVenFd
                                                      ---------------------------------       -----------------------------
                                                           1997               1996                1997             1996
                                                      ---------------     -------------       -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................            411,668           540,089                   -               -
  Mortality and expense charges ..................            (28,890)          (37,489)             (8,525)         (7,821)
  Administration charge - Tier I .................            (16,468)          (33,740)             (7,105)         (7,039)
  Administration charge - Tier II ................             (4,607)                -                (505)              -
  Administration charge - Tier III ...............             (1,078)                -                   -               -
  Administration charge - Tier IV ................                (92)                -                   -               -
  Administration charge - Tier V .................               (842)                -                   -               -
                                                        -------------     -------------       -------------   -------------
    Net investment activity ......................            359,691           468,860             (16,135)        (14,860)

  Proceeds from mutual fund shares sold ..........          2,797,351         2,208,734           1,030,002         242,021
  Cost of mutual fund shares sold ................         (2,615,750)       (2,415,276)           (878,348)       (186,607)
                                                        -------------     -------------       -------------   -------------
  Realized gain (loss) on investments ............            181,601          (206,542)            151,654          55,414
  Unrealized gain (loss) on investments ..........           (131,209)         (245,008)            394,157         179,081
                                                        -------------     -------------       -------------   -------------
    Net gain (loss) on investments ...............             50,392          (451,550)            545,811         234,495
  Reinvested capital gains .......................                  -                 -                   -               -
                                                        -------------     -------------       -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........            410,083            17,310             529,676         219,635

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......            371,695         1,385,999           3,206,481       1,495,231
  Redemptions ....................................           (848,693)       (1,133,659)         (1,321,499)       (289,689)
  Annual contract maintenance charge (note 2) ....                 (8)           (1,927)                  -               -
  Contingent deferred sales charges ..............                  -                 -                   -               -
  Adjustments to maintain reserves ...............               (180)              210                 105             277
                                                        -------------     -------------       -------------   -------------
      Net equity transactions ....................           (477,186)          250,623           1,885,087       1,205,819

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            (67,103)          267,933           2,414,763       1,425,454
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         11,554,576        15,164,171           2,215,046       2,383,414
                                                        -------------     -------------       -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         11,487,473        15,432,104           4,629,809       3,808,868
                                                        =============     =============       =============   =============



                                                   NATIONWIDE DC VARIABLE ACCOUNT

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                           SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                            (UNAUDITED)

                                                                   DeDecInc                                DryCsMgt
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $         3,796               4,001              28,154              69,397
  Mortality and expense charges ..................               (586)               (521)             (2,648)             (6,550)
  Administration charge - Tier I .................               (417)               (469)             (1,557)             (5,895)
  Administration charge - Tier II ................                (70)               --                  (734)               --
  Administration charge - Tier III ...............                (21)               --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................              2,702               3,011              23,215              56,952

  Proceeds from mutual fund shares sold ..........             18,915                 768           3,463,566           1,693,927
  Cost of mutual fund shares sold ................            (16,977)               (744)         (3,463,566)         (1,693,927)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............              1,938                  24                --                  --
  Unrealized gain (loss) on investments ..........             30,950               9,754                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............             32,888               9,778                --                  --
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             35,590              12,789              23,215              56,952

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             13,946              15,615             193,830            (255,029)
  Redemptions ....................................            (19,529)               (128)           (136,585)            (77,998)
  Annual contract maintenance charge (note 2) ....               --                    (4)               --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                 (6)                (84)                196                 (65)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................             (5,589)             15,399              57,441            (333,092)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............             30,001              28,188              80,656            (276,140)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            223,128             192,253           1,154,439           2,844,535
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $       253,129             220,441           1,235,095           2,568,395
                                                      ===============     ===============     ===============     ===============



                                                                   Dry500Ix                               Dry3dCen
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               --                  --                  --                  --
  Mortality and expense charges ..................             (1,421)               --               (61,256)            (39,473)
  Administration charge - Tier I .................               (509)               --               (27,368)            (35,525)
  Administration charge - Tier II ................               (341)               --                (7,207)               --
  Administration charge - Tier III ...............               (206)               --                (3,408)               --
  Administration charge - Tier IV ................                (34)               --                  (993)               --
  Administration charge - Tier V .................               --                  --                (4,103)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................             (2,511)               --              (104,335)            (74,998)

  Proceeds from mutual fund shares sold ..........            554,133                --             1,666,438           1,370,018
  Cost of mutual fund shares sold ................           (534,142)               --            (1,533,857)         (1,217,403)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             19,991                --               132,581             152,615
  Unrealized gain (loss) on investments ..........             90,935                --             3,766,256           1,399,924
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............            110,926                --             3,898,837           1,552,539
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........            108,415                --             3,794,502           1,477,541

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          3,248,776                --             6,535,242           2,087,447
  Redemptions ....................................             (3,344)               --            (1,456,877)           (877,389)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............               (606)               --                (1,945)                703
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          3,244,826                --             5,076,420           1,210,761

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          3,353,241                --             8,870,922           2,688,302
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......               --                  --            19,942,835          14,552,502
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............          3,353,241                --            28,813,757          17,240,804
                                                      ===============     ===============     ===============     ===============

                                                   NATIONWIDE DC VARIABLE ACCOUNT

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                           SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                            (UNAUDITED)

                                                                  EvincGro                                 FedGNMA
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $       102,820              78,179              22,306              21,149
  Mortality and expense charges ..................            (10,466)            (13,320)             (1,660)             (1,590)
  Administration charge - Tier I .................             (4,544)            (11,988)             (1,494)             (1,431)
  Administration charge - Tier II ................             (1,985)               --                  --                  --
  Administration charge - Tier III ...............               (283)               --                  --                  --
  Administration charge - Tier IV ................                (51)               --                  --                  --
  Administration charge - Tier V .................               (701)               --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................             84,790              52,871              19,152              18,128

  Proceeds from mutual fund shares sold ..........            507,480             935,480             143,957             106,246
  Cost of mutual fund shares sold ................           (479,285)           (939,158)           (138,566)           (111,147)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             28,195              (3,678)              5,391              (4,901)
  Unrealized gain (loss) on investments ..........            292,883             154,319              (5,638)            (17,680)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............            321,078             150,641                (247)            (22,581)
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........            405,868             203,512              18,905              (4,453)

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......           (208,503)           (160,729)             56,621              84,475
  Redemptions ....................................           (193,293)           (457,042)           (135,281)            (59,093)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                   (11)
  Adjustments to maintain reserves ...............                 21              63,157                 (26)                (17)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................           (401,775)           (554,614)            (78,686)             25,354

NET CHANGE IN CONTRACT OWNERS' EQUITY ............              4,093            (351,102)            (59,781)             20,901
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          4,320,926           5,673,695             709,278             632,297
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $     4,325,019           5,322,593             649,497             653,198
                                                      ===============     ===============     ===============     ===============


                                                                   FedUSGvt                                FidAsMgr
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              59,974              53,411              89,019              98,947
  Mortality and expense charges ..................              (5,339)             (4,943)            (13,402)            (16,417)
  Administration charge - Tier I .................              (3,212)             (4,449)             (7,871)            (14,776)
  Administration charge - Tier II ................                (930)               --                (1,796)               --
  Administration charge - Tier III ...............                (174)               --                  (525)               --
  Administration charge - Tier IV ................                (127)               --                  (614)               --
  Administration charge - Tier V .................                --                  --                  --                  --
                                                      ----------------     ---------------     ---------------     ---------------
    Net investment activity ......................              50,192              44,019              64,811              67,754

  Proceeds from mutual fund shares sold ..........             701,802             885,484             414,467             869,683
  Cost of mutual fund shares sold ................            (718,525)           (854,486)           (341,759)           (791,338)
                                                      ----------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             (16,723)             30,998              72,708              78,345
  Unrealized gain (loss) on investments ..........               8,798             (91,883)            425,941              93,768
                                                      ----------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............              (7,925)            (60,885)            498,649             172,113
  Reinvested capital gains .......................                --                  --                  --                  --
                                                      ----------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........              42,267             (16,866)            563,460             239,867

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             375,795              11,976             756,608             690,049
  Redemptions ....................................            (237,142)           (161,564)           (276,622)           (620,983)
  Annual contract maintenance charge (note 2) ....                --                  --                  --                  --
  Contingent deferred sales charges ..............                --                  --                  --                  --
  Adjustments to maintain reserves ...............                 (60)               (125)                (14)                (16)
                                                      ----------------     ---------------     ---------------     ---------------
      Net equity transactions ....................             138,593            (149,713)            479,972              69,050

NET CHANGE IN CONTRACT OWNERS' EQUITY ............             180,860            (166,579)          1,043,432             308,917
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           2,021,665           2,094,259           5,023,827           6,549,948
                                                      ----------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............           2,202,525           1,927,680           6,067,259           6,858,865
                                                      ================     ===============     ===============     ===============


                                                   NATIONWIDE DC VARIABLE ACCOUNT

                                  STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                           SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                            (UNAUDITED)

                                                                  FidCapInc                                FidContr
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $        54,062              77,536                --                  --
  Mortality and expense charges ..................             (3,376)             (3,442)           (476,998)           (307,464)
  Administration charge - Tier I .................             (1,136)             (3,098)           (282,862)           (276,718)
  Administration charge - Tier II ................               (313)               --               (68,027)               --
  Administration charge - Tier III ...............               (408)               --               (25,686)               --
  Administration charge - Tier IV ................                (81)               --                (8,532)               --
  Administration charge - Tier V .................               (252)               --                (4,060)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................             48,496              70,996            (866,165)           (584,182)

  Proceeds from mutual fund shares sold ..........            105,044             436,756           2,726,923           3,744,741
  Cost of mutual fund shares sold ................            (77,996)           (315,994)         (2,063,676)         (3,168,662)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             27,048             120,762             663,247             576,079
  Unrealized gain (loss) on investments ..........             (3,894)           (135,741)         17,520,586           4,138,806
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............             23,154             (14,979)         18,183,833           4,714,885
  Reinvested capital gains .......................               --                  --             3,018,084           5,684,369
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             71,650              56,017          20,335,752           9,815,072

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......            (11,896)            (26,998)         38,392,212          33,116,346
  Redemptions ....................................            (85,358)           (403,156)         (8,383,935)         (6,865,907)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                (33)               (158)            (13,704)            (68,443)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................            (97,287)           (430,312)         29,994,573          26,181,996

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            (25,637)           (374,295)         50,330,325          35,997,068
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          1,367,071           1,720,157         168,983,800         106,734,045
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $     1,341,434           1,345,862         219,314,125         142,731,113
                                                      ===============     ===============     ===============     ===============


                                                                   FidEqInc                                FidGrInc
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................          2,519,112           2,194,879              95,150              41,378
  Mortality and expense charges ..................           (539,511)           (427,596)            (33,379)            (13,966)
  Administration charge - Tier I .................           (242,600)           (384,833)            (21,079)            (12,570)
  Administration charge - Tier II ................            (80,749)               --                  --                  --
  Administration charge - Tier III ...............            (24,514)               --                  --                  --
  Administration charge - Tier IV ................            (11,985)               --                  --                  --
  Administration charge - Tier V .................            (29,459)               --                (2,987)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................          1,590,294           1,382,450              37,705              14,842

  Proceeds from mutual fund shares sold ..........          4,974,081           6,614,979           2,277,778           2,930,551
  Cost of mutual fund shares sold ................         (2,826,840)         (4,112,116)         (1,641,610)         (2,393,972)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............          2,147,241           2,502,863             636,168             536,579
  Unrealized gain (loss) on investments ..........         28,377,028           7,475,688           1,485,966            (110,272)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............         30,524,269           9,978,551           2,122,134             426,307
  Reinvested capital gains .......................          2,314,658           2,203,152                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........         34,429,221          13,564,153           2,159,839             441,149

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......         30,451,360          23,330,338           6,131,220           2,118,079
  Redemptions ....................................        (10,172,818)        (11,049,206)         (2,671,546)         (3,047,544)
  Annual contract maintenance charge (note 2) ....               --               (10,436)               --                  --
  Contingent deferred sales charges ..............               (797)                (92)               --                  --
  Adjustments to maintain reserves ...............                768               2,132                 928                 275
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................         20,278,513          12,272,736           3,460,602            (929,190)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         54,707,734          25,836,889           5,620,441            (488,041)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......        193,502,053         158,961,606          10,558,554           6,996,905
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        248,209,787         184,798,495          16,178,995           6,508,864
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   FidMgin                                  FidOTC
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $     1,635,701             986,540                --                  --
  Mortality and expense charges ..................           (463,415)           (421,016)               --                  --
  Administration charge - Tier I .................           (251,040)           (378,914)               --                  --
  Administration charge - Tier II ................            (47,809)               --                  --                  --
  Administration charge - Tier III ...............            (17,711)               --                  --                  --
  Administration charge - Tier IV ................             (6,799)               --                  --                  --
  Administration charge - Tier V .................            (23,461)               --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            825,466             186,610                --                  --

  Proceeds from mutual fund shares sold ..........          6,429,730           7,473,653                --                78,420
  Cost of mutual fund shares sold ................         (5,803,273)         (6,196,391)               --               (80,480)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            626,457           1,277,262                --                (2,060)
  Unrealized gain (loss) on investments ..........         22,580,629         (22,944,955)               --                 2,064
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............         23,207,086         (21,667,693)               --                     4
  Reinvested capital gains .......................          3,184,164          25,354,072                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........         27,216,716           3,872,989                --                     4

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          9,659,880          19,351,529                --                  --
  Redemptions ....................................         (7,275,908)         (8,000,483)               --               (78,420)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............             (1,160)               (553)               --                  --
  Adjustments to maintain reserves ...............               (998)              4,574                --                    (4)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          2,381,814          11,355,067                --               (78,424)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         29,598,530          15,228,056                --               (78,420)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......        177,046,208         159,187,313                --                78,420
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $   206,644,738         174,415,369                --                  --
                                                      ===============     ===============     ===============     ===============


                                                                    GroFdAm                                IncFdAm
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               --                  --               383,103             431,801
  Mortality and expense charges ..................            (25,670)            (43,193)            (40,337)            (42,892)
  Administration charge - Tier I .................            (15,257)            (38,874)            (26,398)            (38,602)
  Administration charge - Tier II ................             (3,494)               --                (5,668)               --
  Administration charge - Tier III ...............             (1,928)               --                (1,486)               --
  Administration charge - Tier IV ................               (455)               --                  (578)               --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            (46,804)            (82,067)            308,636             350,307

  Proceeds from mutual fund shares sold ..........          1,043,143             910,382             953,714           1,070,396
  Cost of mutual fund shares sold ................           (844,290)           (645,755)           (818,928)           (949,582)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            198,853             264,627             134,786             120,814
  Unrealized gain (loss) on investments ..........          1,012,483             625,675           1,029,925             221,067
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          1,211,336             890,302           1,164,711             341,881
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          1,164,532             808,235           1,473,347             692,188

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......            744,068           2,515,115           1,681,856           1,980,021
  Redemptions ....................................           (596,949)           (950,615)           (969,906)           (781,540)
  Annual contract maintenance charge (note 2) ....               --                (3,889)               --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............               (247)               --                   240                  96
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................            146,872           1,560,611             712,190           1,198,577

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          1,311,404           2,368,846           2,185,537           1,890,765
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          9,779,679          15,895,616          15,220,788          16,369,347
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         11,091,083          18,264,462          17,406,325          18,260,112
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   InvIndInc                                JanFund
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $       227,902             283,064                --                  --
  Mortality and expense charges ..................            (45,491)            (42,503)           (112,318)            (57,673)
  Administration charge - Tier I .................            (30,421)            (38,253)            (65,995)            (51,905)
  Administration charge - Tier II ................             (6,776)               --               (17,702)               --
  Administration charge - Tier III ...............               (896)               --                (5,221)               --
  Administration charge - Tier IV ................               (691)               --                (3,264)               --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            143,627             202,308            (204,500)           (109,578)

  Proceeds from mutual fund shares sold ..........            334,674             556,121             963,253             765,463
  Cost of mutual fund shares sold ................           (270,121)           (501,286)           (736,224)           (663,768)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             64,553              54,835             227,029             101,695
  Unrealized gain (loss) on investments ..........          2,324,848             545,060           5,389,127           2,009,353
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          2,389,401             599,895           5,616,156           2,111,048
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          2,533,028             802,203           5,411,656           2,001,470

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          2,566,634           3,043,241          12,615,917           8,900,233
  Redemptions ....................................           (601,858)           (747,914)         (2,566,045)         (1,247,350)
  Annual contract maintenance charge (note 2) ....               --                (1,902)               --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                 63                (187)                657                 166
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          1,964,839           2,293,238          10,050,529           7,653,049

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          4,497,867           3,095,441          15,462,185           9,654,519
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         16,322,252          15,437,671          37,346,871          18,299,936
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $    20,820,119          18,533,112          52,809,056          27,954,455
                                                      ===============     ===============     ===============     ===============


                                                                    Jan20Fd                                 MASFIP
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               --                  --                27,516               9,386
  Mortality and expense charges ..................               (639)               (151)             (4,052)             (1,549)
  Administration charge - Tier I .................               (575)               (136)             (2,420)             (1,395)
  Administration charge - Tier II ................               --                  --                  (534)               --
  Administration charge - Tier III ...............               --                  --                  (291)               --
  Administration charge - Tier IV ................               --                  --                   (84)               --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................             (1,214)               (287)             20,135               6,442

  Proceeds from mutual fund shares sold ..........            571,046              19,853             501,360             197,618
  Cost of mutual fund shares sold ................           (609,105)            (17,692)           (496,768)           (195,863)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            (38,059)              2,161               4,592               1,755
  Unrealized gain (loss) on investments ..........             35,516               4,329              30,737              (5,559)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............             (2,543)              6,490              35,329              (3,804)
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             (3,757)              6,203              55,464               2,638

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......            323,352              38,128             802,531             449,061
  Redemptions ....................................           (569,390)               --              (168,950)            (93,646)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                  2                --                 1,655                (154)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................           (246,036)             38,128             635,236             355,261

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           (249,793)             44,331             690,700             357,899
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            249,793              42,018           1,262,922             423,957
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............               --                86,349           1,953,622             781,856
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   MFSGrOpp                                 MFSHiInc
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $          --                  --               156,868             163,666
  Mortality and expense charges ..................            (63,398)            (58,053)             (8,935)             (9,435)
  Administration charge - Tier I .................            (11,725)            (52,247)             (1,470)             (8,491)
  Administration charge - Tier II ................             (5,363)               --                  (310)               --
  Administration charge - Tier III ...............             (2,560)               --                  (204)               --
  Administration charge - Tier IV ................                (54)               --                    (1)               --
  Administration charge - Tier V .................            (11,780)               --                (1,971)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            (94,880)           (110,300)            143,977             145,740

  Proceeds from mutual fund shares sold ..........          3,308,423           2,426,270           1,171,543             861,623
  Cost of mutual fund shares sold ................         (2,631,119)         (2,213,013)         (1,168,385)           (827,910)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            677,304             213,257               3,158              33,713
  Unrealized gain (loss) on investments ..........          2,849,698           2,567,339              33,993             (47,402)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          3,527,002           2,780,596              37,151             (13,689)
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          3,432,122           2,670,296             181,128             132,051

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             48,059             211,822             124,836             (43,659)
  Redemptions ....................................         (2,553,849)         (2,000,535)           (563,601)           (314,539)
  Annual contract maintenance charge (note 2) ....               --                   (26)               --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............            (21,857)            (33,495)                 52                (121)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................         (2,527,647)         (1,822,234)           (438,713)           (358,319)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            904,475             848,062            (257,585)           (226,268)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         25,459,101          23,386,771           3,747,401           3,993,277
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $    26,363,576          24,234,833           3,489,816           3,767,009
                                                      ===============     ===============     ===============     ===============


                                                                   MFSGrStk                                 NWBdFd
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                --                  --                 4,574               5,829
  Mortality and expense charges ..................             (13,327)            (13,100)               (348)               (439)
  Administration charge - Tier I .................              (3,971)            (11,790)                (76)               (395)
  Administration charge - Tier II ................                (413)               --                  --                  --
  Administration charge - Tier III ...............                (219)               --                  --                  --
  Administration charge - Tier IV ................                  (3)               --                  --                  --
  Administration charge - Tier V .................              (2,408)               --                   (79)               --
                                                      ----------------     ---------------     ---------------     ---------------
    Net investment activity ......................             (20,341)            (24,890)              4,071               4,995

  Proceeds from mutual fund shares sold ..........             392,201             375,105              48,235              81,601
  Cost of mutual fund shares sold ................            (433,770)           (374,711)            (51,364)            (78,653)
                                                      ----------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             (41,569)                394              (3,129)              2,948
  Unrealized gain (loss) on investments ..........           1,301,165             654,894               1,021             (14,576)
                                                      ----------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............           1,259,596             655,288              (2,108)            (11,628)
  Reinvested capital gains .......................                --                  --                  --                  --
                                                      ----------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........           1,239,255             630,398               1,963              (6,633)

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              48,977             295,852               5,983              50,656
  Redemptions ....................................            (286,788)           (243,274)            (43,333)            (34,045)
  Annual contract maintenance charge (note 2) ....                (309)               (337)               --                  --
  Contingent deferred sales charges ..............                (457)               --                  --                  --
  Adjustments to maintain reserves ...............                 (76)               (497)                (12)                (24)
                                                      ----------------     ---------------     ---------------     ---------------
      Net equity transactions ....................            (238,653)             51,744             (37,362)             16,587

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           1,000,602             682,142             (35,399)              9,954
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           5,014,974           4,930,751             159,754             183,192
                                                      ----------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............           6,015,576           5,612,893             124,355             193,146
                                                      ================     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                    NWFund                                 NWGroFd
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $       308,964             308,134              39,535              54,628
  Mortality and expense charges ..................           (104,218)            (90,842)            (19,771)            (24,391)
  Administration charge - Tier I .................            (49,489)            (81,758)             (8,006)            (21,952)
  Administration charge - Tier II ................            (14,261)               --                (2,569)               --
  Administration charge - Tier III ...............             (5,768)               --                  (575)               --
  Administration charge - Tier IV ................             (1,274)               --                  (943)               --
  Administration charge - Tier V .................             (5,582)               --                (1,305)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            128,372             135,534               6,366               8,285

  Proceeds from mutual fund shares sold ..........          2,198,366           7,002,390             564,487           1,944,032
  Cost of mutual fund shares sold ................         (1,632,961)         (5,705,245)           (430,683)         (1,474,599)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            565,405           1,297,145             133,804             469,433
  Unrealized gain (loss) on investments ..........          8,197,017           1,887,561           1,208,644             182,478
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          8,762,422           3,184,706           1,342,448             651,911
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          8,890,794           3,320,240           1,348,814             660,196

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......         11,434,240          (1,148,235)            295,092            (240,693)
  Redemptions ....................................         (2,492,931)         (3,485,846)           (297,558)         (1,183,647)
  Annual contract maintenance charge (note 2) ....               (694)             (2,998)               --                  (951)
  Contingent deferred sales charges ..............               (759)               (996)               --                  --
  Adjustments to maintain reserves ...............            (22,088)             (2,580)                (72)               (357)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          8,917,768          (4,640,655)             (2,538)         (1,425,648)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         17,808,562          (1,320,415)          1,346,276            (765,452)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         34,591,092          35,420,631           7,532,918           9,784,013
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $    52,399,654          34,100,216           8,879,194           9,018,561
                                                      ===============     ===============     ===============     ===============



                                                                    NWMyMkt                                 NBGuard
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................          1,478,230           1,362,329               1,334                --
  Mortality and expense charges ..................           (149,678)           (140,423)             (1,077)               --
  Administration charge - Tier I .................            (48,809)           (126,381)               --                  --
  Administration charge - Tier II ................            (40,450)               --                  --                  --
  Administration charge - Tier III ...............             (4,374)               --                  --                  --
  Administration charge - Tier IV ................             (3,536)               --                  --                  --
  Administration charge - Tier V .................             (8,626)               --                  (323)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................          1,222,757           1,095,525                 (66)               --

  Proceeds from mutual fund shares sold ..........         34,314,179          22,428,811             210,004                --
  Cost of mutual fund shares sold ................        (34,314,179)        (22,428,811)           (197,049)               --
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............               --                  --                12,955                --
  Unrealized gain (loss) on investments ..........               --                  --                30,269                --
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............               --                  --                43,224                --
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          1,222,757           1,095,525              43,158                --

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          8,504,848           5,696,135             499,509                --
  Redemptions ....................................         (3,563,577)         (5,056,930)            (52,205)               --
  Annual contract maintenance charge (note 2) ....                (15)             (3,564)               --                  --
  Contingent deferred sales charges ..............             (2,217)               --                  --                  --
  Adjustments to maintain reserves ...............                980                (404)                (14)               --
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          4,940,019             635,237             447,290                --

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          6,162,776           1,730,762             490,448                --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         58,928,944          56,462,070             149,252                --
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         65,091,720          58,192,832             639,700                --
                                                      ===============     ===============     ===============     ===============

                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   NBManhFd                                NBPartFd
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $          --                  --                  --                  --
  Mortality and expense charges ..................               (506)             (1,028)               (749)               --
  Administration charge - Tier I .................               (455)               (925)               (674)               --
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................               (961)             (1,953)             (1,423)               --

  Proceeds from mutual fund shares sold ..........            221,879             528,276              87,348                --
  Cost of mutual fund shares sold ................           (232,008)           (461,849)            (77,745)               --
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            (10,129)             66,427               9,603                --
  Unrealized gain (loss) on investments ..........             35,360             (44,180)             64,671                --
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............             25,231              22,247              74,274                --
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             24,270              20,294              72,851                --

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......            (43,085)             12,514           1,214,154                --
  Redemptions ....................................           (168,826)           (511,172)            (97,619)               --
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                (10)                 10                 (54)               --
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................           (211,921)           (498,648)          1,116,481                --

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           (187,651)           (478,354)          1,189,332                --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            294,879             892,110                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $       107,228             413,756           1,189,332                --
                                                      ===============     ===============     ===============     ===============


                                                                   PutInvFd                                PutVoyFd
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               --                  --                  --                  --
  Mortality and expense charges ..................            (88,461)           (101,768)           (238,656)           (177,617)
  Administration charge - Tier I .................            (19,942)            (91,591)           (132,107)           (159,855)
  Administration charge - Tier II ................             (4,357)               --               (36,668)               --
  Administration charge - Tier III ...............             (1,077)               --               (13,001)               --
  Administration charge - Tier IV ................                (69)               --                (6,172)               --
  Administration charge - Tier V .................            (17,666)               --                (2,681)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................           (131,572)           (193,359)           (429,285)           (337,472)

  Proceeds from mutual fund shares sold ..........          3,615,046           1,460,090           2,779,322           1,416,581
  Cost of mutual fund shares sold ................         (3,104,274)         (1,304,926)         (1,999,201)           (886,641)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            510,772             155,164             780,121             529,940
  Unrealized gain (loss) on investments ..........          5,560,504           3,902,723          10,026,052           6,990,178
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          6,071,276           4,057,887          10,806,173           7,520,118
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          5,939,704           3,864,528          10,376,888           7,182,646

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          1,959,423           2,817,214          15,433,014          26,260,371
  Redemptions ....................................         (3,521,025)         (1,737,240)         (5,035,438)         (2,903,689)
  Annual contract maintenance charge (note 2) ....               (616)             (4,900)               --               (12,021)
  Contingent deferred sales charges ..............             (2,787)                (13)               --                  --
  Adjustments to maintain reserves ...............               (748)                185              (5,408)              1,252
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................         (1,565,753)          1,075,246          10,392,168          23,345,913

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          4,373,951           4,939,774          20,769,056          30,528,559
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         33,758,690          38,690,296          88,557,114          57,894,233
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         38,132,641          43,630,070         109,326,170          88,422,792
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   SEI500Ix                                SelGroFd
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $        46,532              29,790                --                  --
  Mortality and expense charges ..................            (18,256)             (8,136)             (6,655)             (6,161)
  Administration charge - Tier I .................             (4,941)             (7,323)             (2,485)             (5,545)
  Administration charge - Tier II ................               (294)               --                  (257)               --
  Administration charge - Tier III ...............               --                  --                  (152)               --
  Administration charge - Tier IV ................               --                  --                    (8)               --
  Administration charge - Tier V .................             (3,720)               --                  (990)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................             19,321              14,331             (10,547)            (11,706)

  Proceeds from mutual fund shares sold ..........          2,105,555             437,199             279,036             279,235
  Cost of mutual fund shares sold ................         (1,740,147)           (341,271)           (264,669)           (311,379)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            365,408              95,928              14,367             (32,144)
  Unrealized gain (loss) on investments ..........          1,011,782             175,640             304,901             311,220
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          1,377,190             271,568             319,268             279,076
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          1,396,511             285,899             308,721             267,370

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          7,352,360           1,295,674                (733)             99,789
  Redemptions ....................................         (1,381,164)           (307,261)           (158,602)           (226,745)
  Annual contract maintenance charge (note 2) ....               --                  --                  (217)               (230)
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                483                (680)                (37)                (97)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          5,971,679             987,733            (159,589)           (127,283)

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          7,368,190           1,273,632             149,132             140,087
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          3,911,822           2,616,313           2,650,076           2,479,595
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $    11,280,012           3,889,945           2,799,208           2,619,682
                                                      ===============     ===============     ===============     ===============


                                                                   StComStk                                TRIntStk
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                700               9,427                --                  --
  Mortality and expense charges ..................            (13,110)             (5,919)            (82,701)           (101,658)
  Administration charge - Tier I .................            (11,799)             (5,327)            (34,881)            (91,492)
  Administration charge - Tier II ................               --                  --                (7,584)               --
  Administration charge - Tier III ...............               --                  --                (2,753)               --
  Administration charge - Tier IV ................               --                  --                (1,555)               --
  Administration charge - Tier V .................               --                  --                (7,796)               --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................            (24,209)             (1,819)           (137,270)           (193,150)

  Proceeds from mutual fund shares sold ..........            189,774              52,331           5,688,837           4,099,823
  Cost of mutual fund shares sold ................           (163,480)            (45,235)         (4,856,344)         (3,968,458)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............             26,294               7,096             832,493             131,365
  Unrealized gain (loss) on investments ..........            613,728              53,416           3,076,052           3,600,819
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............            640,022              60,512           3,908,545           3,732,184
  Reinvested capital gains .......................            121,492              81,282                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........            737,305             139,975           3,771,275           3,539,034

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......          1,979,606           1,298,395           4,784,593          10,949,552
  Redemptions ....................................           (322,600)            (96,750)         (2,219,970)         (3,386,527)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                (7,058)
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                 79                 119             (11,728)               (843)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................          1,657,085           1,201,764           2,552,895           7,555,124

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          2,394,390           1,341,739           6,324,170          11,094,158
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          4,183,923           1,780,584          31,295,943          35,370,483
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............          6,578,313           3,122,323          37,620,113          46,464,641
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   TemForFd                               TemGISmCo
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $          --                  --                  --                  --
  Mortality and expense charges ..................           (189,124)           (141,721)             (2,471)             (1,666)
  Administration charge - Tier I .................           (117,196)           (127,549)             (2,224)             (1,500)
  Administration charge - Tier II ................            (29,916)               --                  --                  --
  Administration charge - Tier III ...............             (6,923)               --                  --                  --
  Administration charge - Tier IV ................             (2,923)               --                  --                  --
  Administration charge - Tier V .................               (799)               --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................           (346,881)           (269,270)             (4,695)             (3,166)

  Proceeds from mutual fund shares sold ..........          2,411,751           2,291,675             339,972             117,265
  Cost of mutual fund shares sold ................         (2,104,544)         (2,266,087)           (329,821)           (120,976)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............            307,207              25,588              10,151              (3,711)
  Unrealized gain (loss) on investments ..........          8,016,450           4,775,120              92,036              85,774
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............          8,323,657           4,800,708             102,187              82,063
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........          7,976,776           4,531,438              97,492              78,897

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......         15,801,336           9,843,837             223,062             325,483
  Redemptions ....................................         (3,209,779)         (1,613,636)           (261,029)           (111,716)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............                (59)                 (9)               --                  --
  Adjustments to maintain reserves ...............               (446)               (649)               (169)             (4,865)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................         12,591,052           8,229,543             (38,136)            208,902

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         20,567,828          12,760,981              59,356             287,799
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         66,740,239          49,968,551             945,366             570,199
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $    87,308,067          62,729,532           1,004,722             857,998
                                                      ===============     ===============     ===============     ===============


                                                                   ACVPBal                        ACVPCapAp
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                 51                  31                --                  --
  Mortality and expense charges ..................                (12)                 (6)               (212)               (252)
  Administration charge - Tier I .................                (10)                 (5)               (191)               (227)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................                 29                  20                (403)               (479)

  Proceeds from mutual fund shares sold ..........               --                  --                   644                 308
  Cost of mutual fund shares sold ................               --                  --                  (608)               (205)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............               --                  --                    36                 103
  Unrealized gain (loss) on investments ..........                170                  27              (4,463)             (9,658)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............                170                  27              (4,427)             (9,555)
  Reinvested capital gains .......................                203                  64               1,834              11,221
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........                402                 111              (2,996)              1,187

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              1,002               1,002              13,418              19,646
  Redemptions ....................................               --                  --                  (327)               --
  Annual contract maintenance charge (note 2) ....               --                  --                   (12)                (18)
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............               --                  --                  --                     5
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................              1,002               1,002              13,079              19,633

NET CHANGE IN CONTRACT OWNERS' EQUITY ............              1,404               1,113              10,083              20,820
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......              4,106               1,781              84,604              87,998
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............              5,510               2,894              94,687             108,818
                                                      ===============     ===============     ===============     ===============

                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   DrySRGro                                DryStkix
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $          --                  --                   271                 106
  Mortality and expense charges ..................                 (4)               --                   (80)                (23)
  Administration charge - Tier I .................                 (3)               --                   (72)                (21)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................                 (7)               --                   119                  62

  Proceeds from mutual fund shares sold ..........               --                  --                  --                  --
  Cost of mutual fund shares sold ................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............               --                  --                  --                  --
  Unrealized gain (loss) on investments ..........                393                --                 5,793                 737
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............                393                --                 5,793                 737
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........                386                --                 5,912                 799

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              3,876                --                 4,563               3,858
  Redemptions ....................................               --                  --                  --                  --
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................              3,876                --                 4,563               3,858

NET CHANGE IN CONTRACT OWNERS' EQUITY ............              4,262                --                10,475               4,657
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......               --                  --                27,259               6,892
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $         4,262                --                37,734              11,549
                                                      ===============     ===============     ===============     ===============


                                                                   FidVIPAM                               FidVIPEI
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                832                 443               1,638                  81
  Mortality and expense charges ..................                (66)                (35)               (273)               (143)
  Administration charge - Tier I .................                (59)                (31)               (246)               (129)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................                707                 377               1,119                (191)

  Proceeds from mutual fund shares sold ..........               --                  --                   361               6,458
  Cost of mutual fund shares sold ................               --                  --                  (266)             (5,183)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............               --                  --                    95               1,275
  Unrealized gain (loss) on investments ..........                (28)                (18)              7,317                (579)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............                (28)                (18)              7,412                 696
  Reinvested capital gains .......................              2,087                 365               8,234               2,319
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........              2,766                 724              16,765               2,824

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              4,719               4,535              24,415              20,864
  Redemptions ....................................               --                  --                  --                (7,854)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                 (1)                  3                   1                  13
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................              4,718               4,538              24,416              13,023

NET CHANGE IN CONTRACT OWNERS' EQUITY ............              7,484               5,262              41,181              15,847
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             23,167              11,609              91,971              49,272
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............             30,651              16,871             133,152              65,119
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   FidVIPGr                                FidVIPHI
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $           565                 117               1,817               1,014
  Mortality and expense charges ..................               (230)               (126)                (72)                (32)
  Administration charge - Tier I .................               (207)               (114)                (65)                (29)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................                128                (123)              1,680                 953

  Proceeds from mutual fund shares sold ..........              1,823                 595                --                 5,916
  Cost of mutual fund shares sold ................             (1,284)               (415)               --                (5,666)
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............                539                 180                --                   250
  Unrealized gain (loss) on investments ..........              8,790               1,747                 201                (589)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............              9,329               1,927                 201                (339)
  Reinvested capital gains .......................              2,531               2,957                 225                 198
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             11,988               4,761               2,106                 812

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             15,619              16,216               8,515               7,108
  Redemptions ....................................               --                  (485)               --                (6,450)
  Annual contract maintenance charge (note 2) ....               --                  --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                  2                   5                --                     1
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................             15,621              15,736               8,515                 659

NET CHANGE IN CONTRACT OWNERS' EQUITY ............             27,609              20,497              10,621               1,471
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             80,978              40,363              24,013              12,429
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $       108,587              60,860              34,634              13,900
                                                      ===============     ===============     ===============     ===============


                                                                   FidVIPOv                                NSATGvBd
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................              1,845                 741                 401                 308
  Mortality and expense charges ..................               (291)               (171)                (33)                (23)
  Administration charge - Tier I .................               (262)               (154)                (30)                (21)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................              1,292                 416                 338                 264

  Proceeds from mutual fund shares sold ..........                824               5,414               2,513                --
  Cost of mutual fund shares sold ................               (706)             (5,140)             (2,354)               --
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............                118                 274                 159                --
  Unrealized gain (loss) on investments ..........              9,637               2,973                (164)               (448)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............              9,755               3,247                  (5)               (448)
  Reinvested capital gains .......................              7,326                 816                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             18,373               4,479                 333                (184)

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......             20,555              18,854               1,788               1,518
  Redemptions ....................................               (443)               (296)             (2,506)               --
  Annual contract maintenance charge (note 2) ....               --                  --                   (27)                (12)
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                  2                  (3)                 (1)                 (1)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................             20,114              18,555                (746)              1,505

NET CHANGE IN CONTRACT OWNERS' EQUITY ............             38,487              23,034                (413)              1,321
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            102,297              57,384              12,618               8,995
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............            140,784              80,418              12,205              10,316
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   NSATMyMkt                              NSATTotRe
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $           938                 528                 481                 336
  Mortality and expense charges ..................                (92)                (53)               (133)                (75)
  Administration charge - Tier I .................                (83)                (48)               (120)                (68)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................                763                 427                 228                 193

  Proceeds from mutual fund shares sold ..........             22,774               2,529                  22                --
  Cost of mutual fund shares sold ................            (22,774)             (2,529)                (15)               --
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............               --                  --                     7                --
  Unrealized gain (loss) on investments ..........               --                  --                 9,277               1,955
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............               --                  --                 9,284               1,955
  Reinvested capital gains .......................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........                763                 427               9,512               2,148

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              4,290              10,182               6,500              11,528
  Redemptions ....................................            (22,757)               --                  --                  --
  Annual contract maintenance charge (note 2) ....                 (5)               --                  --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............                 (4)                  4                   1                   1
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................            (18,476)             10,186               6,501              11,529

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            (17,713)             10,613              16,013              13,677
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             36,420              17,556              46,482              22,954
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $        18,707              28,169              62,495              36,631
                                                      ===============     ===============     ===============     ===============


                                                                   NBAMTGro                                NBAMTLMat
                                                      -----------------------------------     -----------------------------------
                                                           1997                1996                 1997                1996
                                                      ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................               --                    16                 441                 294
  Mortality and expense charges ..................                (49)               (113)                (20)                 (9)
  Administration charge - Tier I .................                (44)               (101)                (18)                 (8)
  Administration charge - Tier II ................               --                  --                  --                  --
  Administration charge - Tier III ...............               --                  --                  --                  --
  Administration charge - Tier IV ................               --                  --                  --                  --
  Administration charge - Tier V .................               --                  --                  --                  --
                                                      ---------------     ---------------     ---------------     ---------------
    Net investment activity ......................                (93)               (198)                403                 277

  Proceeds from mutual fund shares sold ..........               --                    21                --                  --
  Cost of mutual fund shares sold ................               --                   (16)               --                  --
                                                      ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ............               --                     5                --                  --
  Unrealized gain (loss) on investments ..........              1,575              (1,492)               (202)               (280)
                                                      ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ...............              1,575              (1,487)               (202)               (280)
  Reinvested capital gains .......................              1,560               3,808                --                  --
                                                      ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........              3,042               2,123                 201                  (3)

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              2,985               4,855               2,325               1,188
  Redemptions ....................................               --                  --                  --                  --
  Annual contract maintenance charge (note 2) ....               --                    (6)               --                  --
  Contingent deferred sales charges ..............               --                  --                  --                  --
  Adjustments to maintain reserves ...............               --                     2                  (1)                 (1)
                                                      ---------------     ---------------     ---------------     ---------------
      Net equity transactions ....................              2,985               4,851               2,324               1,187

NET CHANGE IN CONTRACT OWNERS' EQUITY ............              6,027               6,974               2,525               1,184
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             16,877              40,369               6,755               3,129
                                                      ---------------     ---------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............             22,904              47,343               9,280               4,313
                                                      ===============     ===============     ===============     ===============


                                               NATIONWIDE DC VARIABLE ACCOUNT

                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                      SIX MONTH PERIODS ENDED JUNE 30, 1997 AND 1996
                                                        (UNAUDITED)

                                                                   NBAMTPART
                                                      -----------------------------------
                                                           1997                1996
                                                      ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................    $            47                  26
  Mortality and expense charges ..................                (43)                (24)
  Administration charge - Tier I .................                (38)                (21)
  Administration charge - Tier II ................               --                  --
  Administration charge - Tier III ...............               --                  --
  Administration charge - Tier IV ................               --                  --
  Administration charge - Tier V .................               --                  --
                                                      ---------------     ---------------
    Net investment activity ......................                (34)                (19)

  Proceeds from mutual fund shares sold ..........               --                   472
  Cost of mutual fund shares sold ................               --                  (327)
                                                      ---------------     ---------------
  Realized gain (loss) on investments ............               --                   145
  Unrealized gain (loss) on investments ..........              1,790                 542
                                                      ---------------     ---------------
    Net gain (loss) on investments ...............              1,790                 687
  Reinvested capital gains .......................                729                 324
                                                      ---------------     ---------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........              2,485                 992

EQUITY TRANSACTIONS:
  Purchase payments received from contract
    owners - net of transfers between funds ......              2,650               2,547
  Redemptions ....................................               --                  (471)
  Annual contract maintenance charge (note 2) ....               --                  --
  Contingent deferred sales charges ..............               --                  --
  Adjustments to maintain reserves ...............               --                     1
                                                      ---------------     ---------------
      Net equity transactions ....................              2,650               2,077

NET CHANGE IN CONTRACT OWNERS' EQUITY ............              5,135               3,069
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......             14,770               7,737
                                                      ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $        19,905              10,806
                                                      ===============     ===============

--------------------------------------------------------------------------------

                         NATIONWIDE DC VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 1997 and 1996
                                  (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts


         Participants in group flexible fund contracts may be invested in any of the following funds:

              AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)

              American Century: Twentieth Century Growth Fund (ACTCGro)
                (formerly Twentieth Century Investors, Inc. - Growth Investors)

              American Century: Twentieth Century Select Fund (ACTCSel)
                (formerly Twentieth Century Investors, Inc. - Select Investors)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)
                (formerly Twentieth Century Investors, Inc. - Ultra Investors)

              The Bond Fund of AmericaSM, Inc. (BdFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional Class (DeDecInc)
                (not available for contracts issued on or after August 1, 1993)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro) (formerly
                The Evergreen Total Return Fund - Class Y)

              The Institutional Shares of Federated GNMA Trust (FedGNMA)

              Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares (FedUSGvt)

              Fidelity Asset ManagerTM (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)


              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              INVESCO Industrial Income Fund, Inc. (InvIndInc)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Manhattan Fund (NBManhFd)

              Neuberger & Berman Partners Fund (NBPartFd)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)
                (formerly Templeton Smaller Companies Growth Fund, Inc.)

         The following funds are available for investment only by Plans established under Internal Revenue Code
         (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP)
              (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                  (formerly TCI Portfolios - TCI Growth)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)


              Portfolios of the Fidelity Variable Insurance Products Fund I & II (Fidelity VIP);
                Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of June 30, 1997, except Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), and Nationwide SAT - Capital Appreciation Fund (NSATCapAp).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                 Expense                               Administration
                   Tier           Assets (Millions)        Charge
                     I                Up to $10             .45%
                    II             Over $10 to $25          .40%
                    III            Over $25 to $50          .30%
                    IV            Over $50 to $150          .20%
                     V                Over $150             .15%

     The administration charge assessed on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge will be determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1997.

     TIER I (JUNE 30, 1996, SEE NOTE 2)                            UNITS             UNIT VALUE
     ----------------------------------                        -------------        ------------
        AIM Equity Funds, Inc. - AIM Constellation Fund -
           Institutional Class ................................    5,956,935        $   2.215190        $ 13,195,743
        AIM Equity Funds, Inc. - AIM Weingarten Fund -
           Institutional Class ................................    1,151,275            1.864764           2,146,856
        American Century: Twentieth Century Growth Fund .......   11,017,987            5.342551          58,864,157
        American Century: Twentieth Century Select Fund .......       22,513            1.897349              42,715
        American Century: Twentieth Century Ultra Fund ........   72,349,784            2.398248         173,512,725
        The Bond Fund of AmericaSM, Inc. ......................    3,311,556            2.232512           7,393,089
        Davis New York Venture Fund, Inc. - Class A ...........    2,168,031            1.996464           4,328,396
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class ............       74,606            2.656106             198,161
        Dreyfus Cash Management - Class A .....................      768,517            1.184759             910,507
        Dreyfus S&P 500 Index Fund ............................    1,274,562            1.109289           1,413,858
        The Dreyfus Third Century Fund, Inc. ..................    4,418,505            3.222516          14,238,703
        Evergreen Income and Growth Fund - Class Y ............      971,015            2.144336           2,082,182
        The Institutional Shares of Federated GNMA Trust ......      487,503            1.332293             649,497
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ...................    1,250,718            1.166734           1,459,255
        Fidelity Asset ManagerTM ..............................    2,883,496            1.386944           3,999,247
        Fidelity Capital & Income Fund ........................      108,297            4.317074             467,526
        Fidelity Contrafund ...................................   63,425,850            2.280139         144,619,754
        Fidelity Equity-Income Fund ...........................   19,811,209            6.261622         124,050,302
        Fidelity Growth & Income Portfolio ....................    4,464,938            2.352296          10,502,856
        Fidelity Magellan(R)Fund ..............................   56,391,911            2.206879         124,450,124
        The Growth Fund of America(R), Inc. ...................    2,435,508            3.014050           7,340,743
        The Income Fund of America(R), Inc. ...................    5,309,866            2.365774          12,561,943
        INVESCO Industrial Income Fund, Inc ...................    8,069,026            1.923143          15,517,891
        Janus Fund ............................................   19,168,347            1.802653          34,553,878
        MAS Funds - Fixed Income Portfolio ....................      986,725            1.271592           1,254,712
        MFS(R)Growth Opportunities Fund - Class A .............      520,467            8.472605           4,409,711
        MFS(R)High Income Fund - Class A ......................       82,353            5.812741             478,694
        Massachusetts Investors Growth Stock Fund - Class A ...      139,238           13.672832           1,903,778
        Nationwide(R)Bond Fund ................................        7,092            2.040378              14,470
        Nationwide(R)Fund .....................................    1,467,619           18.380924          26,976,193
        Nationwide(R)Growth Fund ..............................    1,078,548            3.637361           3,923,068
        Nationwide(R)Money Market Fund ........................    8,044,978            2.942520          23,672,509
        Neuberger & Berman Manhattan Fund .....................       37,299            2.874830             107,228
        Neuberger & Berman Partners Fund ......................      903,373            1.316546           1,189,332
        Putnam Investors Fund - Class A .......................      511,822           16.101629           8,241,168
        Putnam Voyager Fund - Class A .........................   19,855,978            3.407862          67,666,433
        SEI Index Funds - S&P 500 Index Portfolio .............      802,885            3.555051           2,854,297


        Seligman Growth Fund, Inc - Class A ...................       93,963           12.019665           1,129,404
        Strong Common Stock Fund, Inc. ........................    3,664,039            1.795372           6,578,313
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ........................    8,795,809            2.017885          17,748,931
        Templeton Foreign Fund - Class I ......................   30,140,561            1.963694          59,186,839
        Templeton Global Smaller Companies Fund, Inc. -
           Class I ............................................      502,759            1.998416           1,004,722
        American Century VP - American Century VP Balanced ....        3,862            1.426792               5,510
        American Century VP - American Century VP
           Capital Appreciation ...............................       60,134            1.574594              94,687
        The Dreyfus Socially Responsible Growth Fund, Inc. ....        2,353            1.811300               4,262
        Dreyfus Stock Index Fund ..............................       19,617            1.923519              37,734
        Fidelity VIP - Asset Manager Portfolio ................       22,027            1.391525              30,651
        Fidelity VIP - Equity-Income Portfolio ................       77,887            1.709549             133,152
        Fidelity VIP - Growth Portfolio .......................       61,742            1.758718             108,587
        Fidelity VIP - High Income Portfolio ..................       24,130            1.435289              34,634
        Fidelity VIP - Overseas Portfolio .....................      105,194            1.338332             140,784
        Nationwide SAT - Government Bond Fund .................        7,390            1.651555              12,205
        Nationwide SAT - Money Market Fund ....................       14,553            1.285463              18,707
        Nationwide SAT - Total Return Fund ....................       22,334            2.798178              62,495
        Neuberger & Berman AMT - Growth Portfolio .............       10,937            2.094174              22,904
        Neuberger & Berman AMT -
           Limited Maturity Bond Portfolio ....................        8,013            1.158167               9,280
        Neuberger & Berman AMT - Partners Portfolio ...........       10,305            1.931558              19,905
                                                                ============        ============        ------------
          Sub-Total Tier I (June 30, 1996) ....................                                         $987,575,407
                                                                                                        ============

     TIER II (JUNE 30, 1996, SEE NOTE 2)                          UNITS             UNIT VALUE
     ----------------------------------                        -------------        ------------
        American Century: Twentieth Century Growth Fund .......    3,968,160        $   5.344313        $ 21,207,089
        American Century: Twentieth Century Ultra Fund ........   18,221,899            2.399039          43,715,046
        The Bond Fund of AmericaSM, Inc. ......................      788,641            2.233277           1,761,254
        Davis New York Venture Fund, Inc. - Class A ...........      150,924            1.997121             301,413
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class ............       14,640            2.656981              38,898
        Dreyfus Cash Management - Class A .....................      273,878            1.185155             324,588
        Dreyfus S&P 500 Index Fund ............................      611,693            1.109380             678,600
        The Dreyfus Third Century Fund, Inc. ..................    1,162,449            3.223578           3,747,245
        Evergreen Income and Growth Fund - Class Y ............      415,954            2.145043             892,239
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ...................      378,539            1.167124             441,802
        Fidelity Asset ManagerTM ..............................      662,023            1.387401             918,491
        Fidelity Capital & Income Fund ........................       37,574            4.318518             162,264
        Fidelity Contrafund ...................................   14,758,927            2.280891          33,663,504
        Fidelity Equity-Income Fund ...........................    6,905,035            6.263685          43,250,964
        Fidelity Magellan(R)Fund ..............................   10,948,471            2.207607          24,169,921
        The Growth Fund of America(R), Inc. ...................      588,913            3.015044           1,775,599
        The Income Fund of America(R), Inc. ...................    1,215,465            2.366554           2,876,464
        INVESCO Industrial Income Fund, Inc ...................    1,756,039            1.923777           3,378,227
        Janus Fund ............................................    5,059,299            1.803247           9,123,166
        MAS Funds - Fixed Income Portfolio ....................      236,671            1.272012             301,048
        MFS(R)Growth Opportunities Fund - Class A .............      322,294            8.475398           2,731,570
        MFS(R)High Income Fund - Class A ......................       25,332            5.814685             147,298
        Massachusetts Investors Growth Stock Fund - Class A ...       14,940           13.677338             204,339
        Nationwide(R)Fund .....................................      418,041           18.386980           7,686,512
        Nationwide(R)Growth Fund ..............................      372,021            3.638560           1,353,621
        Nationwide(R)Money Market Fund ........................    7,141,646            2.943504          21,021,464
        Putnam Investors Fund - Class A .......................      136,082           16.106938           2,191,864
        Putnam Voyager Fund - Class A .........................    5,501,264            3.408986          18,753,732
        SEI Index Funds - S&P 500 Index Portfolio .............       42,635            3.556222             151,620
        Seligman Growth Fund, Inc - Class A ...................       11,233           12.023628             135,061
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ........................    1,994,767            2.018550           4,026,537
        Templeton Foreign Fund - Class I ......................    8,001,155            1.964341          15,716,997
                                                                ============        ============        ------------
          Sub-Total Tier II (June 30, 1996) ...................                                         $266,848,437
                                                                                                        ============

     TIER II (JUNE 30, 1996, SEE NOTE 2)                          UNITS             UNIT VALUE
     ----------------------------------                        -------------        ------------
        American Century: Twentieth Century Growth Fund .......      326,729        $   5.342996        $  1,745,712
        American Century: Twentieth Century Ultra Fund ........    2,193,952            2.398448           5,262,080
        The Bond Fund of AmericaSM, Inc. ......................      101,219            2.232716             225,993
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class ............          262            2.656328                 695
        Dreyfus S&P 500 Index Fund ............................      128,255            1.109380             142,284
        The Dreyfus Third Century Fund, Inc. ..................      149,388            3.222784             481,445
        Evergreen Income and Growth Fund - Class Y ............       61,602            2.144515             132,106
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ...................       38,773            1.166832              45,242
        Fidelity Asset ManagerTM ..............................       57,135            1.387060              79,250
        Fidelity Capital & Income Fund ........................          386            4.317438               1,667
        Fidelity Contrafund ...................................    2,015,849            2.280329           4,596,799
        Fidelity Equity-Income Fund ...........................      555,833            6.262144           3,480,706
        Fidelity Magellan(R)Fund ..............................    1,165,486            2.207063           2,572,301
        The Growth Fund of America(R), Inc. ...................       44,832            3.014301             135,137
        The Income Fund of America(R), Inc. ...................       94,655            2.365972             223,951
        INVESCO Industrial Income Fund, Inc ...................      225,685            1.923304             434,061
        Janus Fund ............................................      685,475            1.802803           1,235,776
        MAS Funds - Fixed Income Portfolio ....................        4,605            1.271698               5,856
        MFS(R)Growth Opportunities Fund - Class A .............       27,652            8.473311             234,304
        MFS(R)High Income Fund - Class A ......................        2,578            5.813231              14,987
        Massachusetts Investors Growth Stock Fund - Class A ...        3,371           13.673971              46,095
        Nationwide(R)Fund .....................................       66,167           18.382456           1,216,312
        Nationwide(R)Growth Fund ..............................       26,409            3.637664              96,067
        Nationwide(R)Money Market Fund ........................      314,408            2.942768             925,230
        Putnam Investors Fund - Class A .......................       12,296           16.102971             198,002
        Putnam Voyager Fund - Class A .........................      569,376            3.408146           1,940,517
        Seligman Growth Fund, Inc - Class A ...................          126           12.020667               1,515
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ........................      203,552            2.018053             410,779
        Templeton Foreign Fund - Class I ......................    1,011,988            1.963858           1,987,401
                                                                ============        ============        ------------
          Sub-Total Tier II (December 31, 1996) ...............                                         $ 27,872,270
                                                                                                        ============

     TIER III (JUNE 30, 1996, SEE NOTE 2)                          UNITS             UNIT VALUE
     -----------------------------------                        -------------        ------------
        American Century: Twentieth Century Growth Fund .......    1,472,486        $   5.347838        $  7,874,617
        American Century: Twentieth Century Ultra Fund ........   10,618,512            2.400621          25,491,023
        The Bond Fund of AmericaSM, Inc. ......................      305,660            2.234807             683,091
        Delaware Group Decatur Fund, Inc. -
           Decatur Income Fund Institutional Class ............        5,783            2.658733              15,375
        Dreyfus S&P 500 Index Fund ............................      707,124            1.109562             784,598
        The Dreyfus Third Century Fund, Inc. ..................      796,286            3.225704           2,568,583
        Evergreen Income and Growth Fund - Class Y ............       79,748            2.146458             171,176
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ...................       98,636            1.167904             115,197
        Fidelity Asset ManagerTM ..............................      273,598            1.388316             379,840
        Fidelity Capital & Income Fund ........................       22,306            4.321404              96,393
        Fidelity Contrafund ...................................    8,417,666            2.282395          19,212,439
        Fidelity Equity-Income Fund ...........................    2,850,209            6.267815          17,864,583
        Fidelity Magellan(R)Fund ..............................    5,680,717            2.209063          12,549,062
        The Growth Fund of America(R), Inc. ...................      444,518            3.017032           1,341,125
        The Income Fund of America(R), Inc. ...................      432,380            2.368115           1,023,926
        INVESCO Industrial Income Fund, Inc ...................      342,835            1.925045             659,973
        Janus Fund ............................................    2,110,479            1.804437           3,808,226
        MAS Funds - Fixed Income Portfolio ....................      212,606            1.272851             270,616
        MFS(R)Growth Opportunities Fund - Class A .............      179,568            8.480989           1,522,914
        MFS(R)High Income Fund - Class A ......................        6,521            5.818571              37,943
        Massachusetts Investors Growth Stock Fund - Class A ...       12,077           13.686355             165,290
        Nationwide(R)Fund .....................................      255,530           18.399099           4,701,522
        Nationwide(R)Growth Fund ..............................       92,171            3.640959             335,591
        Nationwide(R)Money Market Fund ........................    1,200,656            2.945471           3,536,497
        Putnam Investors Fund - Class A .......................       39,047           16.117561             629,342
        Putnam Voyager Fund - Class A .........................    2,800,343            3.411236           9,552,631
        Seligman Growth Fund, Inc - Class A ...................        2,437           12.031559              29,321
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ........................    1,066,163            2.019881           2,153,522
        Templeton Foreign Fund - Class I ......................    2,498,003            1.965637           4,910,167
                                                                ============        ============        ------------
          Sub-Total Tier III (June 30, 1996) ..................                                         $122,484,583
                                                                                                        ============

     TIER III (DECEMBER 31, 1996, SEE NOTE 2)                       UNITS             UNIT VALUE
     ----------------------------------------                   -------------        ------------
        American Century: Twentieth Century Growth Fund .......      104,414        $   5.345203        $    558,114
        American Century: Twentieth Century Ultra Fund ........      262,277            2.399439             629,318
        The Bond Fund of AmericaSM, Inc. ......................       17,614            2.233685              39,344
        Dreyfus S&P 500 Index Fund ............................        6,004            1.109562               6,662
        The Dreyfus Third Century Fund, Inc. ..................       18,508            3.224115              59,672
        Evergreen Income and Growth Fund - Class Y ............       11,567            2.145401              24,816
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ...................        1,273            1.167321               1,486
        Fidelity Asset ManagerTM ..............................        5,297            1.387633               7,350
        Fidelity Capital & Income Fund ........................       39,699            4.319246             171,470
        Fidelity Contrafund ...................................      159,985            2.281271             364,969
        Fidelity Equity-Income Fund ...........................      176,206            6.264730           1,103,883
        Fidelity Magellan(R)Fund ..............................      251,318            2.207975             554,904
        The Growth Fund of America(R), Inc. ...................        6,253            3.015546              18,856
        The Income Fund of America(R), Inc. ...................       25,948            2.366949              61,418
        INVESCO Industrial Income Fund, Inc ...................        3,983            1.924098               7,664
        Janus Fund ............................................      152,268            1.803548             274,623
        MAS Funds - Fixed Income Portfolio ....................        6,791            1.272224               8,640
        MFS(R)Growth Opportunities Fund - Class A .............       37,024            8.476811             313,845
        MFS(R)High Income Fund - Class A ......................       16,640            5.815665              96,773
        Massachusetts Investors Growth Stock Fund - Class A ...          150           13.679617               2,052
        Nationwide(R)Fund .....................................       16,086           18.390046             295,822
        Nationwide(R)Growth Fund ..............................       22,849            3.639166              83,151
        Nationwide(R)Money Market Fund ........................       82,283            2.944000             242,241
        Putnam Investors Fund - Class A .......................        9,530           16.109624             153,525
        Putnam Voyager Fund - Class A .........................       81,470            3.409554             277,776
        Seligman Growth Fund, Inc - Class A ...................        6,277           12.025633              75,485
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ........................       17,144            2.018887              34,612
        Templeton Foreign Fund - Class I ......................      202,790            1.964669             398,415
                                                                ============        ============        ------------
          Sub-Total Tier III (Decmber 31, 1996)................                                         $  5,866,886
                                                                                                        ============

     TIER IV (JUNE 30, 1996, SEE NOTE 2)                       UNITS             UNIT VALUE
     -----------------------------------                       -------------        ------------
        American Century: Twentieth Century Growth Fund .......      695,532        $   5.351365        $  3,722,046
        American Century: Twentieth Century Select Fund .......      993,461            1.900478           1,888,051
        American Century: Twentieth Century Ultra Fund ........    4,320,818            2.402205          10,379,491
        The Bond Fund of AmericaSM, Inc. ......................       40,145            2.236337              89,778
        Dreyfus S&P 500 Index Fund ............................      294,878            1.109744             327,239
        The Dreyfus Third Century Fund, Inc. ..................      372,398            3.227832           1,202,038
        Evergreen Income and Growth Fund - Class Y ............       22,594            2.147874              48,529
        Federated U.S. Government Securities Fund:
           2-5 Years - Institutional Shares ...................      119,402            1.168684             139,543
        Fidelity Asset ManagerTM ..............................      491,697            1.389232             683,081
        Fidelity Capital & Income Fund ........................       22,307            4.324290              96,462
        Fidelity Contrafund ...................................    4,279,112            2.283901           9,773,068
        Fidelity Equity-Income Fund ...........................    2,217,418            6.271947          13,907,528
        Fidelity Magellan(R)Fund ..............................    3,500,987            2.210519           7,738,998
        The Growth Fund of America(R), Inc. ...................      158,867            3.019022             479,623
        The Income Fund of America(R), Inc. ...................      277,938            2.369676             658,623
        INVESCO Industrial Income Fund, Inc ...................      426,879            1.926315             822,303
        Janus Fund ............................................    2,111,946            1.805627           3,813,387
        MAS Funds - Fixed Income Portfolio ....................       88,522            1.273691             112,750
        MFS(R)Growth Opportunities Fund - Class A .............        6,001            8.486582              50,928
        MFS(R)High Income Fund - Class A ......................          105            5.822457                 611
        Massachusetts Investors Growth Stock Fund - Class A ...          283           13.695378               3,876
        Nationwide(R)Fund .....................................      104,719           18.411225           1,928,005
        Nationwide(R)Growth Fund ..............................      288,836            3.643359           1,052,333
        Nationwide(R)Money Market Fund ........................    1,290,529            2.947438           3,803,754
        Putnam Investors Fund - Class A .......................        4,757           16.128192              76,722
        Putnam Voyager Fund - Class A .........................    2,031,236            3.413487           6,933,598
        Seligman Growth Fund, Inc - Class A ...................          684           12.039495               8,235
        T. Rowe Price International Funds, Inc. -
           International Stock Fund(R) ........................      856,198            2.021214           1,730,559
        Templeton Foreign Fund - Class I ......................    1,739,144            1.966933           3,420,780
                                                                ============        ============        ------------
          Sub-Total Tier IV (June 30, 1996) ...................                                         $ 74,891,939
                                                                                                        ============


     Contract owners' equity - continued

     TIER V (JUNE 30, 1996, SEE NOTE 2)                               UNITS          UNIT VALUE
     -----------------------------------                       -------------        ------------
       AIM Equity Funds, Inc. - AIM Constellation Fund -
          Institutional Class ................................       1,796,600      $     2.220725      $    3,989,755
       American Century: Twentieth Century Growth Fund .......       5,825,692            5.355890          31,201,766
       American Century: Twentieth Century Ultra Fund ........      17,003,461            2.404235          40,880,316
       The Bond Fund of AmericaSM, Inc. ......................         578,539            2.238266           1,294,924
       The Dreyfus Third Century Fund, Inc. ..................       2,017,009            3.230561           6,516,071
       Evergreen Income and Growth Fund - Class Y ............         453,075            2.149691             973,971
       Fidelity Capital & Income Fund ........................          79,865            4.327949             345,652
       Fidelity Contrafund ...................................       3,098,912            2.285832           7,083,592
       Fidelity Equity-Income Fund ...........................       7,097,348            6.277249          44,551,821
       Fidelity Growth & Income Portfolio ....................       2,407,013            2.358167           5,676,139
       Fidelity Magellan(R)Fund ..............................      15,643,471            2.212388          34,609,428
       MFS(R)Growth Opportunities Fund - Class A .............       2,013,278            8.493762          17,100,304
       MFS(R)High Income Fund - Class A ......................         465,648            5.827384           2,713,510
       Massachusetts Investors Growth Stock Fund - Class A ...         269,217           13.706957           3,690,146
       Nationwide(R)Bond Fund ................................          53,720            2.045518             109,885
       Nationwide(R)Fund .....................................         520,725           18.426785           9,595,288
       Nationwide(R)Growth Fund ..............................         558,178            3.646441           2,035,363
       Nationwide(R)Money Market Fund ........................       4,030,610            2.949932          11,890,025
       Neuberger & Berman Guardian Fund ......................         414,962            1.541586             639,700
       Putnam Investors Fund - Class A .......................       1,650,496           16.141825          26,642,018
       Putnam Voyager Fund - Class A .........................       1,229,807            3.416376           4,201,483
       SEI Index Funds - S&P 500 Index Portfolio .............       2,321,627            3.563921           8,274,095
       Seligman Growth Fund, Inc - Class A ...................         117,861           12.049677           1,420,187
       T. Rowe Price International Funds, Inc. -
          International Stock Fund(R) ........................       5,692,341            2.022924          11,515,173
       Templeton Foreign Fund - Class I ......................         857,193            1.968597           1,687,468
                                                                  ============        ============        ------------
         Sub-Total Tier V (June 30, 1996) ....................                                             278,638,080
                                                                                                        ==============
           Total Contract Owners' Equity .....................                                          $1,764,177,602
                                                                                                        ==============


================================================================================

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                           Consolidated Balance Sheets
               (in millions of dollars, except per share amounts)

                                                                                             (Unaudited)
                                                                                            September 30,   December 31,
                                ASSETS                                                          1997            1996
                                                                                            -------------   ------------
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $12,313.6 in 1997; $11,970.9 in 1996)                  $12,738.7       12,304.6
      Equity securities (cost $60.8 in 1997; $43.9 in 1996)                                       73.8           59.1
   Mortgage loans on real estate, net                                                          5,135.4        5,272.1
   Real estate, net                                                                              305.1          265.8
   Policy loans                                                                                  403.9          371.8
   Other long-term investments                                                                    23.0           28.7
   Short-term investments                                                                        431.8            4.8
                                                                                             ---------      ---------
                                                                                              19,111.7       18,306.9
                                                                                             ---------      ---------
Cash                                                                                             100.7           43.8
Accrued investment income                                                                        221.3          210.2
Deferred policy acquisition costs                                                              1,570.0        1,366.5
Investment in subsidiaries classified as discontinued operations                                   -            485.7
Other assets                                                                                     394.6          426.5
Assets held in Separate Accounts                                                              36,791.6       26,926.7
                                                                                             ---------      ---------
                                                                                             $58,189.9       47,766.3
                                                                                             ---------      ---------
                                                                                             ---------      ---------

                             LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                            $17,817.8       17,179.1
Policyholders' dividend accumulations                                                            369.4          361.4
Other policyholder funds                                                                          59.7           60.1
Accrued federal income tax:
   Current                                                                                        46.3           30.2
   Deferred                                                                                      207.1          162.2
                                                                                             ---------      ---------
                                                                                                 253.4          192.4
                                                                                             ---------      ---------
Dividend payable                                                                                   -            485.7
Other liabilities                                                                                536.2          423.0
Liabilities related to Separate Accounts                                                      36,791.6       26,926.7
                                                                                             ---------      ---------
                                                                                              55,828.1       45,628.4
                                                                                             ---------      ---------

Shareholder's equity:
   Capital shares, $1.00 par value. Authorized 5.0 million shares,
      issued and outstanding 3.8 million shares                                                    3.8            3.8
   Additional paid-in capital                                                                    914.7          527.9
   Retained earnings                                                                           1,229.9        1,432.6
   Unrealized gains on securities available-for-sale, net                                        213.4          173.6
                                                                                             ---------      ---------
                                                                                               2,361.8        2,137.9
                                                                                             ---------      ---------
                                                                                             $58,189.9       47,766.3
                                                                                             ---------      ---------
                                                                                             ---------      ---------



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                        Consolidated Statements of Income
                                   (Unaudited)
                            (in millions of dollars)

                                                                       Three months                  Nine months
                                                                           ended                        ended
                                                                       September 30,                September 30,
                                                                  -----------------------      -----------------------
                                                                    1997           1996          1997           1996
                                                                  --------       --------      --------       --------
Revenues:
  Investment product and universal life insurance product
    policy charges                                                $143.3          102.3          393.4          288.8
  Life insurance premiums                                           50.2           47.2          155.9          150.3
  Net investment income                                            355.3          339.9        1,047.6        1,009.6
  Realized gains (losses) on investments                            (4.8)          (5.1)           4.3            4.3
  Other income                                                      12.4            9.9           38.2           28.5
                                                                 -------        -------        -------        -------
                                                                   556.4          494.2        1,639.4        1,481.5
                                                                 -------        -------        -------        -------

Benefits and expenses:
  Interest credited                                                256.0          245.6          756.9          732.9
  Other benefits and claims                                         41.8           51.5          134.3          139.4
  Provision for policyholders' dividends on
    participating policies                                           9.1            8.7           31.3           31.5
  Amortization of deferred policy acquisition costs                 43.7           25.7          126.7           96.8
  Other operating expenses                                          97.9           91.8          286.0          239.9
                                                                 -------        -------        -------        -------
                                                                   448.5          423.3        1,335.2        1,240.5
                                                                 -------        -------        -------        -------

       Income from continuing operations before federal
         income tax expense                                        107.9           70.9          304.2          241.0
                                                                 -------        -------        -------        -------

Federal income tax expense (benefit):
   Current                                                          28.2           35.3           83.4           93.9
   Deferred                                                          9.5          (10.0)          23.5           (9.4)
                                                                 -------        -------        -------        -------
                                                                    37.7           25.3          106.9           84.5
                                                                 -------        -------        -------        -------

       Income from continuing operations                            70.2           45.6          197.3          156.5

Income from discontinued operations (less federal income
   tax expense of $1.0 and $5.0 in 1996)                             -              2.3            -              9.6
                                                                 -------        -------        -------        -------

       Net income                                                $  70.2           47.9          197.3          166.1
                                                                 -------        -------        -------        -------
                                                                 -------        -------        -------        -------



See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 1997 and 1996
                            (in millions of dollars)

                                                                                               Unrealized
                                                                                             gains (losses)
                                                                Additional                    on securities      Total
                                                   Capital        paid-in       Retained     available-for-  shareholder's
                                                   shares         capital       earnings        sale, net       equity
                                                  ---------     ----------      --------      -------------  -------------
1996:
   Balance, January 1, 1996                          $3.8          657.1        1,583.3          384.3          2,628.5
   Dividends to shareholder                           -            (79.3)        (356.3)         (28.6)          (464.2)
   Net income                                         -              -            166.1            -              166.1
   Unrealized losses on securities
     available-for-sale, net                          -              -              -           (249.8)          (249.8)
                                                   ------        -------       --------        -------         --------
   Balance, September 30, 1996                       $3.8          577.8        1,393.1          105.9          2,080.6
                                                   ------        -------       --------        -------         --------
                                                   ------        -------       --------        -------         --------


1997:
   Balance, January 1, 1997                           3.8          527.9        1,432.6          173.6          2,137.9
   Capital contributions                              -            836.8            -              -              836.8
   Dividends to shareholder                           -           (450.0)        (400.0)           -             (850.0)
   Net income                                         -              -            197.3            -              197.3
   Unrealized gains on securities
     available-for-sale, net                          -              -              -             39.8             39.8
                                                   ------        -------       --------        -------         --------
   Balance, September 30, 1997                       $3.8          914.7        1,229.9          213.4          2,361.8
                                                   ------        -------       --------        -------         --------
                                                   ------        -------       --------        -------         --------


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 1997 and 1996
                            (in millions of dollars)


                                                                                1997           1996
                                                                             ----------     ----------
Cash flows from operating activities:
  Net income                                                                 $    197.3          166.1
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Capitalization of deferred policy acquisition costs                          (358.2)        (313.7)
    Amortization of deferred policy acquisition costs                             126.7           96.8
    Amortization and depreciation                                                  (0.5)           5.2
    Realized gains on investments, net                                             (4.3)          (4.3)
    Deferred federal income tax                                                    23.5           15.1
    Increase in accrued investment income                                         (11.1)          (2.5)
    Decrease (increase) in other assets                                            31.4          (36.0)
    Increase in policyholder account balances                                      58.2          233.3
    Increase in policyholders' dividend accumulations                               8.0           10.0
    Increase (decrease) in accrued federal income tax payable                      16.1           (0.6)
    Increase in other liabilities                                                 113.2          176.6
    Other, net                                                                     (3.9)         (19.3)
                                                                             ----------     ----------
      Net cash provided by operating activities                                   196.4          326.7
                                                                             ----------     ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                         640.8          917.4
  Proceeds from sale of securities available-for-sale                             248.7          223.3
  Proceeds from repayments of mortgage loans on real estate                       296.1          191.1
  Proceeds from sale of real estate                                                23.2           16.1
  Proceeds from repayments of policy loans and sale of
    other invested assets                                                          19.8           18.6
  Cost of securities available-for-sale acquired                               (1,732.1)      (1,047.9)
  Cost of mortgage loans on real estate acquired                                 (552.2)        (721.7)
  Cost of real estate acquired                                                    (24.3)          (4.8)
  Policy loans issued and other invested assets acquired                          (48.2)         (43.1)
  Short-term investments, net                                                    (428.2)         (62.3)
                                                                             ----------     ----------
      Net cash used in investing activities                                    (1,556.4)        (513.3)
                                                                             ----------     ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                             836.8            -
  Increase in investment product and universal
    life insurance product account balances                                     2,343.1        1,851.3
  Decrease in investment product and universal
    life insurance product account balances                                    (1,763.0)      (1,597.0)
                                                                             ----------     ----------
      Net cash provided by financing activities                                 1,416.9          254.3
                                                                             ----------     ----------

Net increase in cash                                                               56.9           67.7

Cash, beginning of period                                                          43.8            9.4
                                                                             ----------     ----------
Cash, end of period                                                          $    100.7           77.1
                                                                             ----------     ----------
                                                                             ----------     ----------


See accompanying notes to unaudited consolidated financial statements.

              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 1997

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). On January 27, 1997, Nationwide Corp. contributed the common stock of NLIC to Nationwide Financial Services, Inc. (NFS). NFS was formed by Nationwide Corp. in November 1996 as a holding company for members of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. NLIC and its subsidiaries are collectively referred to as "the Company."

     The accompanying unaudited consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 1996 included in the Company's annual report on Form 10-K.

     Certain items in the prior period consolidated financial statements have been reclassified to conform to the current period presentation.

(2)  DIVIDENDS AND CAPITAL CONTRIBUTIONS

     On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the common stock of certain subsidiaries classified as discontinued operations. As of and during the year ended December 31, 1996, these previously wholly owned subsidiaries of NLIC were classified as discontinued operations since they do not offer or distribute long-term savings and retirement products. The dividend was paid by NLIC on January 1, 1997.

     On February 24, 1997, NLIC paid a dividend to NFS, which made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. NLIC recognized a gain of $14.4 million on the transfer of securities.

     On March 10, 1997 and March 11, 1997, NFS made cash capital contributions to NLIC totaling $836.8 million.

PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
         (a)Financial Statements:
            (1)Financial statements and schedule included
               in Prospectus.  (Part A):
               Condensed Financial Information.                      23
            (2)Financial statements and schedule included
               in Part B:
               Those financial statements and schedule
               required by Item 23 to be included in Part B
               have been incorporated therein by reference
               to the Prospectus (Part A).                           63
         Nationwide DC Variable Account:
               Independent Auditors' Report.                         63
               Statement of Assets, Liabilities and Contract
               Owners' Equity as of December 31, 1996                64
               Statements of Operations and Changes in
               Contract Owners' Equity for the years ended
               December 31, 1996, 1995 and 1994.                     67
               Notes to Financial Statements.                        68
               Schedules of Changes in Unit Values.                  77
               Statements of Assets, Liabilities and Contract
               Owners' Equity, June 30, 1997 (unaudited).            87
               Statements of Operations and Changes in Contract
               Owners' Equity, Six Month Periods Ended June 30,
               1997 and 1996 (unaudited).                            90
               Notes to Financial Statements, June 30, 1997 and
               1996 (unaudited).                                    106
         Nationwide Life Insurance Company:
               Independent Auditors' Report.                        118
               Consolidated Balance Sheets as of December
               31, 1996 and 1995.                                   119
               Consolidated Statements of Income for the
               years ended December 31, 1996, 1995 and
               1994.                                                120
               Consolidated Statements of Shareholder's
               Equity for the years ended December 31,
               1996, 1995 and 1994.                                 121
               Consolidated Statements of Cash Flows for
               the years ended December 31, 1996, 1995
               and 1994.                                            122
               Notes to Consolidated Financial Statements.          123
               Consolidated Balance Sheets (unaudited) for nine
               months ended September 30, 1997 and 1996.            142
               Consolidated Statements of Income (unaudited) for
               three and nine months ended September 30, 1997.      143
               Consolidated Statements of Shareholder's Equity
               (unaudited) for nine months ended September 30,
               1997 and 1996.                                       144
               Consolidated Statements of Cash Flows (unaudited)
               for nine months ended September 30, 1997 and 1996.   145

                                   143 of 182


               Notes to Unaudited Consolidated Financial Statements
               for nine months ended September 30, 1997.            146

               Schedule I - Consolidated Summary of Investments -
               Other Than Investments in Related Parties.           178

               Schedule III - Supplementary Insurance Information.  178

               Schedule IV - Reinsurance.                           180

               Schedule V - Valuation and Qualifying Accounts.      181



                                   144 of 182

Item 24. (b) Exhibits

                (1) Resolution of the Depositor's Board of
                    Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                (2) Not Applicable
                (3) Underwriting or Distribution of contracts
                    between the Registrant and Principal
                    Underwriter - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                (4) The form of the variable annuity contract Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.

                (5) Variable Annuity Application - Attached hereto.

                (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (File No. 2-51911) and is hereby incorporated by reference.
                (7) Not Applicable
                (8) Not Applicable
                (9) Opinion of Counsel - Filed previously with Registration
                    Statement (File No. 2-51911) and is hereby incorporated by reference.
               (10) Not Applicable
               (11) Not Applicable
               (12) Not Applicable
               (13) Not Applicable


                                   145 of 182

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

               NAME AND PRINCIPAL              POSITIONS AND OFFICES
                BUSINESS ADDRESS                  WITH DEPOSITOR

                  Lewis J. Alphin                     Director
                  519 Bethel Church Road
                  Mount Olive, NC  28365

                  Keith W. Eckel                      Director
                  1647 Falls Road
                  Clarks Summit, PA 18411

                  Willard J. Engel                    Director
                  1100 East Main Street
                  Marshall, MN 56258

                  Fred C. Finney                      Director
                  1558 West Moreland Road
                  Wooster, OH 44691

                  Charles L. Fuellgraf, Jr.           Director
                  600 South Washington Street
                  Butler, PA  16001

                  Joseph J. Gasper      President and Chief Operating Officer
                  One Nationwide Plaza              and Director
                  Columbus, OH  43215

                  Henry S. Holloway             Chairman of the Board
                  1247 Stafford Road                and Director
                  Darlington, MD  21034

                  Dimon Richard McFerson Chairman and Chief Executive Officer-
                  One Nationwide Plaza     Nationwide Insurance Enterprise
                  Columbus, OH  43215               and Director

                  David O. Miller                     Director
                  115 Sprague Drive
                  Hebron, OH  43025

                  C. Ray Noecker                      Director
                  2770 Winchester Southern S.
                  Ashville, OH 43103

                  James F. Patterson                  Director
                  8765 Mulberry Road
                  Chesterland, OH  44026


                                   146 of 182

               NAME AND PRINCIPAL              POSITIONS AND OFFICES
                BUSINESS ADDRESS                  WITH DEPOSITOR

                  Arden L. Shisler                      Director
                  1356 North Wenger Road
                  Dalton, OH  44618

                  Robert L. Stewart                     Director
                  88740 Fairview Road
                  Jewett, OH  43986

                  Nancy C. Thomas                       Director
                  10835 Georgetown Street NE
                  Louisville, OH  44641

                  Harold W. Weihl                       Director
                  14282 King Road
                  Bowling Green, OH  43402

                  Gordon E. McCutchan           Executive Vice President,
                  One Nationwide Plaza         Law and Corporate Services
                  Columbus, OH  43215                 and Secretary

                  Robert A. Oakley              Executive Vice President-
                  One Nationwide Plaza           Chief Financial Officer
                  Columbus, OH  43215

                  Robert J. Woodward, Jr.      Executive Vice President -
                  One Nationwide Plaza          Chief Investment Officer
                  Columbus, OH  43215

                  James E. Brock                 Senior Vice President -
                  One Nationwide Plaza           Life Company Operations
                  Columbus, OH  43215

                  W. Sidney Druen           Senior Vice President and General
                  One Nationwide Plaza       Counsel and Assistant Secretary
                  Columbus, OH  43215

                  Harvey S. Galloway, Jr.   Senior Vice President-Chief Actuary-
                  One Nationwide Plaza          Life, Health and Annuities
                  Columbus, OH  43215

                  Richard A. Karas           Senior Vice President - Sales -
                  One Nationwide Plaza             Financial Services
                  Columbus, OH  43215

                  Michael D. Bleiweiss               Vice President-
                  One Nationwide Plaza        Individual Annuity Operations
                  Columbus, OH  43215


                                   147 of 182

               NAME AND PRINCIPAL              POSITIONS AND OFFICES
                BUSINESS ADDRESS                  WITH DEPOSITOR

                  Matthew S. Easley    Vice President - Marketing, Innovation
                  One Nationwide Plaza             and Compliance
                  Columbus, OH  43215

                  Ronald L. Eppley                 Vice President-
                  One Nationwide Plaza          Applications Services
                  Columbus, OH  43215

                  Timothy E. Murphy                Vice President-
                  One Nationwide Plaza           Strategic Marketing
                  Columbus, Ohio  43215

                  R. Dennis Noice                  Vice President-
                  One Nationwide Plaza            Retail Operations
                  Columbus, OH  43215

                  Joseph P. Rath              Vice President - Product
                  One Nationwide Plaza          and Market Compliance
                  Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

            *  Subsidiaries for which separate financial statements are filed

            ** Subsidiaries included in the respective consolidated financial statements

            *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

            ****other subsidiaries


                                   148 of 182

                                            NO. VOTING
                                            SECURITIES
                                 STATE         (SEE
                                  OF         ATTACHED
            COMPANY          ORGANIZATION     CHART)         PRINCIPAL BUSINESS
                                              UNLESS
                                            OTHERWISE
                                            INDICATED
   Affiliate Agency of           Ohio                   Life Insurance Agency
   Ohio, Inc.                  Delaware                 Life Insurance Agency
   Affiliate Agency, Inc.        Ohio                   Promotes cooperative
   Allnations, Inc.                                     insurance corporations
                                                        worldwide
   American Marine              Florida                 Underwriting Manager
   Underwriters, Inc.
   Auto Direkt Insurance        Germany                 Insurance Company
   Company
   California Cash            California                Investment Securities
   Management Company                                   Agent
   Colonial County Mutual        Texas                  Insurance Company
   insurance Company
   Colonial Insurance         California                Insurance Company
   Company of California
   Columbus Insurance           Germany                 Insurance Broker
   Brokerage and Service
   GMBH
   Companies Agency           California                Insurance  Broker
   Insurance Services of
   California
   Companies Agency of          Alabama                 Insurance Broker
   Alabama, Inc.
   Companies Agency of           Idaho                  Insurance Broker
   Idaho, Inc.
   Companies Agency of         Illinois                 Acts as Collection Agent
   Illinois, Inc.                                       for Policies placed
                                                        through Brokers
   Companies Agency of         Kentucky                 Insurance Broker
   Kentucky, Inc.
   Companies Agency of       Massachusetts              Insurance Broker
   Massachusetts, Inc.
   Companies Agency of New     New York                 Insurance Broker
   York, Inc.
   Companies Agency of       Pennsylvania               Insurance Broker
   Pennsylvania, Inc.
   Companies Agency of          Arizona                 Insurance Broker
   Phoenix, Inc.
   Companies Agency of           Texas                  Insurance Broker
   Texas, Inc.
   Companies Agency, Inc.      Wisconsin                Insurance Broker
   Companies Annuity Agency      Texas                  Insurance Broker
   of Texas, Inc.
   Countrywide Services        Delaware                 Products Liability,
   Corporation                                          Investigative and Claims
                                                        Management Services
   Employers Insurance of      Wisconsin                Insurance Company
   Wausau A Mutual Company
** Employers Life Insurance    Wisconsin                Life Insurance Company
   Company of Wausau
   F & B, Inc.                   Iowa                   Insurance Agency
   Farmland Mutual               Iowa                   Insurance Company
   Insurance Company


                                   149 of 182

                                             NO. VOTING
                                             SECURITIES
                                           (SEE ATTACHED
                                STATE      CHART) UNLESS
                                  OF         OTHERWISE
        COMPANY              ORGANIZATION    INDICATED     PRINCIPAL BUSINESS

   Financial Horizons           Alabama                   Life Insurance Agency
   Distributors Agency of
   Alabama, Inc.
   Financial Horizons            Ohio                     Life Insurance Agency
   Distributors Agency of
   Ohio, Inc.
   Financial Horizons          Oklahoma                   Life Insurance Agency
   Distributors Agency of
   Oklahoma, Inc.
   Financial Horizons            Texas                    Life Insurance Agency
   Distributors Agency of
   Texas, Inc.
*  Financial Horizons        Massachusetts                Investment Company
   Investment Trust
   Financial Horizons          Oklahoma                   Broker Dealer
   Securities Corporation
   Gates, McDonald & Company     Ohio                     Cost Control Business
   Gates, McDonald &            Nevada                    Self-Insurance
   Company of Nevada                                      Administration Claims
                                                          Examinations and Data
                                                          Processing Services
   Gates, McDonald &           New York                   Workers Compensation
   Company of New York, Inc.                              Claims Administration
   Gates, McDonald Health        Ohio                     Managed Care
   Plus, Inc.                                              Organization
   Greater La Crosse Health    Wisconsin                  Writes Commercial Health
   Plans, Inc.                                            and Medicare Supplement
                                                          Insurance
   Insurance                     Ohio                     Insurance Broker and
   Intermediaries, Inc.                                   Insurance Agency
   Key Health Plan, Inc.      California                  Pre-paid health plans
   Landmark Financial          New York                   Life Insurance Agency
   Services of New York,
   Inc.
   Leben Direkt Insurance       Germany                   Life Insurance Company
   Company
   Lone Star General             Texas                    Insurance Agency
   Agency, Inc.
** MRM Investments, Inc.         Ohio                     Owns and operates a
                                                          Recreational Ski
                                                          Facility
** National Casualty Company   Michigan                   Insurance Company
   National Casualty         Great Britain                Insurance Company
   Company of America, Ltd.
** National Premium and        Delaware                   Insurance Administrative
   Benefit Administration                                 Services
   Company
** Nationwide Advisory           Ohio                     Registered
   Services, Inc.                                         Broker-Dealer,
                                                          Investment Manager and
                                                          Administrator
   Nationwide Agency, Inc.       Ohio                     Insurance Agency
   Nationwide Agribusiness       Iowa                     Insurance Company
   Insurance Company
** Nationwide Asset          Massachusetts                Investment Company
   Allocation Trust
   Nationwide Cash               Ohio                     Investment Securities
   Management Company                                     Agent
   Nationwide                    Ohio                     Radio Broadcasting
   Communications, Inc.                                   Business
   Nationwide Community          Ohio                     Redevelopment of
   Urban Redevelopment                                    blighted areas within
   Corporation                                            the City of Columbus,
                                                          Ohio


                                   150 of 182

                                            NO. VOTING
                                            SECURITIES
                                 STATE     (SEE ATTACHED
                                  OF       CHART) UNLESS
              COMPANY        ORGANIZATION   OTHERWISE     PRINCIPAL BUSINESS
                                            INDICATED
   Nationwide Corporation        Ohio                   Organized for the
                                                        purpose of acquiring,
                                                        holding, encumbering,
                                                        transferring, or
                                                        otherwise disposing
                                                        of shares, bonds,
                                                        and other evidences
                                                        of indebtedness,
                                                        securities, and
                                                        contracts of other
                                                        persons,
                                                        associations,
                                                        corporations,
                                                        domestic or foreign
                                                        and to form or
                                                        acquire the control
                                                        of other
                                                        corporations
*  Nationwide Development        Ohio                   Owns, leases and manages
   Company                                              commercial real estate
   Nationwide Financial        Delaware                 Insurance Agency
   Institution Distributors
   Agency, Inc.
   Nationwide Financial        Delaware                 Holding Company
   Services, Inc.
   Nationwide General            Ohio                   Insurance Company
   Insurance Company
   Nationwide HMO, Inc.          Ohio                   Health Maintenance
                                                        Organization
*  Nationwide Indemnity          Ohio                   Reinsurance Company
   Company
   Nationwide Insurance          Ohio                   Membership Non-Profit
   Enterprise Foundation                                Corporation
   Nationwide Insurance          Ohio                   Membership Non-Profit
   Golf Charities, Inc.                                 Corporation
*  Nationwide Investing      Massachusetts              Investment Company
   Foundation II
   Nationwide Investing        Michigan                 Investment Company
   Foundation
   Nationwide Investment       Oklahoma                 Registered Broker-Dealer
   Services Corporation                                 in Deferred Compensation
                                                        Market
   Nationwide Investors          Ohio                   Stock Transfer Agent
   Services, Inc.
** Nationwide Life and           Ohio                   Life Insurance Company
   Annuity Insurance Company
** Nationwide Life               Ohio                   Life Insurance Company
   Insurance Company
   Nationwide Lloyds             Texas                  Texas Lloyds Company
   Nationwide Management         Ohio                   Develops and operates
   Systems, Inc.                                        Managed Care Delivery
                                                        System
   Nationwide Mutual Fire        Ohio                   Insurance Company
   Insurance Company
   Nationwide Mutual             Ohio                   Insurance Company
   Insurance Company
   Nationwide Properties,        Ohio                   Develops, owns and
   Ltd.                                                 operates real estate and
                                                        real estate investments.
   Nationwide Property and       Ohio                   Insurance Company
   Casualty Insurance
   Company
   Nationwide Realty             Ohio                   Develops, owns and
   Investors, Ltd.                                      operates real estate and
                                                        real estate investments.
*  Nationwide Separate       Massachusetts              Investment Company
   Account Trust
   NEA Valuebuilder             Alabama                 Life Insurance Agency
   Investor Services of
   Alabama, Inc.
   NEA Valuebuilder             Arizona                 Life Insurance Agency
   Investor Services of
   Arizona, Inc.


                                   151 of 182

                                            NO. VOTING
                                            SECURITIES
                                 STATE     (SEE ATTACHED
                                  OF       CHART) UNLESS
              COMPANY        ORGANIZATION   OTHERWISE     PRINCIPAL BUSINESS
                                            INDICATED
   NEA Valuebuilder             Montana                 Life Insurance Agency
   Investor Services of
   Montana, Inc.
   NEA Valuebuilder             Nevada                  Life Insurance Agency
   Investor Services of
   Nevada, Inc.
   NEA Valuebuilder              Ohio                   Life Insurance Agency
   Investor Services of
   Ohio, Inc.
   NEA Valuebuilder            Oklahoma                 Life Insurance Agency
   Investor Services of
   Oklahoma, Inc.
   NEA Valuebuilder              Texas                  Life Insurance Agency
   Investor Services of
   Texas, Inc.
   NEA Valuebuilder             Wyoming                 Life Insurance Agency
   Investor Services of
   Wyoming, Inc.
   NEA Valuebuilder            Delaware                 Life Insurance Agency
   Investor Services, Inc.
   NEA Valuebuilder          Massachusetts              Life Insurance Agency
   Services Insurance
   Agency, Inc.
   Neckura General              Germany                 Insurance Company
   Insurance Company
   Neckura Holding Company      Germany                 Administrative Service
                                                        for Neckura Insurance
                                                        Group
   Neckura Insurance Company    Germany                 Insurance Company
   Neckura Life Insurance       Germany                 Life Insurance Company
   Company
   NWE, Inc.                     Ohio                   Special Investments
   PEBSCO of Massachusetts   Massachusetts              Markets and Administers
   Insurance Agency, Inc.                               Deferred Compensation
                                                        Plans for Public
                                                        Employees
   PEBSCO of Texas, Inc.         Texas                  Markets and Administers
                                                        Deferred Compensation
                                                        Plans for Public
                                                        Employees
   Pension Associates of       Wisconsin                Pension plan
   Wausau, Inc.                                         administration, record
                                                        keeping and consulting
                                                        and compensation
                                                        consulting
   Physicians Plus             Wisconsin                Health Maintenance
   Insurance Corporation                                organization
   Prevea Health Insurance     Wisconsin                Health Maintenance
   Plan, Inc.                                           organization
   Public Employees Benefit    Delaware                 Markets and
   Services Corporation                                 Administraters Deferred
                                                        Compensation Plans for
                                                        Public Employees
   Public Employees Benefit     Alabama                 Markets and Administers
   Services Corporation of                              Deferred Compensation
   Alabama                                              Plans for Public
                                                        Employees
   Public Employees Benefit    Arkansas                 Markets and Administers
   Services Corporation of                              Deferred Compensation
   Arkansas                                             Plans for Public
                                                        Employees
   Public Employees Benefit     Montana                 Markets and Administers
   Services Corporation of                              Deferred Compensation
   Montana                                              Plans for Public
                                                        Employees
   Public Employees Benefit   New Mexico                Markets and Administers
   Services Corporation of                              Deferred Compensation
   New Mexico                                           Plans for Public
                                                        Employees
   Scottsdale Indemnity          Ohio                   Insurance Company
   Company
   Scottsdale Insurance          Ohio                   Excess and surplus lines
   Company                                              insurance company
   Scottsdale Surplus Lines     Arizona                 Excess and surplus lines
   Insurance Company                                    insurance company
   SVM Sales GmbH, Neckura      Germany                 Sales support for
   Insurance Group                                      Neckura Insurance Group


                                   152 of 182

                                            NO. VOTING
                                            SECURITIES
                                 STATE     (SEE ATTACHED
                                  OF       CHART) UNLESS
              COMPANY        ORGANIZATION   OTHERWISE     PRINCIPAL BUSINESS
                                            INDICATED
   The Beak and Wire             Ohio                   Radio Tower Joint
   Corporation                                          Venture
   Wausau Business             Wisconsin                Insurance Company
   Insurance Company
   Wausau General Insurance    Illinois                 Insurance Company
   Company
   Wausau Insurance Company     United                  Insurance and
   (U.K.) Limited               Kingdom                 Reinsurance Company
   Wausau International       California                Special Risks, Excess
   Underwriters                                         and Surplus Lines
                                                        Insurance Underwriting
                                                        Manager
** Wausau Preferred Health     Wisconsin                Insurance and
   Insurance Company                                    Reinsurance Company
   Wausau Service              Wisconsin                Holding Company
   Corporation
   Wausau Underwriters         Wisconsin                Insurance Company
   Insurance Company
** West Coast Life            California                Life Insurance Company
   Insurance Company


                                   153 of 182

                                           NO. VOTING SECURITIES
                                           (SEE ATTACHED CHART)
                                 STATE       UNLESS OTHERWISE
                                  OF             INDICATED
            COMPANY          ORGANIZATION                           PRINCIPAL BUSINESS
*  MFS Variable Account          Ohio      Nationwide Life        Issuer of Annuity
                                           Separate Account       Contracts
*  NACo Variable Account         Ohio      Nationwide Life        Issuer of Annuity
                                           Separate Account       Contracts
*  Nationwide DC Variable        Ohio      Nationwide Life        Issuer of Annuity
   Account                                 Separate Account       Contracts
*  Nationwide DCVA-II            Ohio      Nationwide Life        Issuer of Annuity
                                           Separate Account       Contracts
*  Nationwide Fidelity           Ohio      Nationwide Life        Issuer of Annuity
   Advisor Variable Account                Separate Account       Contracts
*  Nationwide Life Separate      Ohio      Nationwide Life        Issuer of Annuity
   Account No. 1                           Separate Account       Contracts
*  Nationwide Multi-Flex         Ohio      Nationwide Life        Issuer of Annuity
   Variable Account                        Separate Account       Contracts
*  Nationwide VA Separate        Ohio      Nationwide Life and    Issuer of Annuity
   Account-A                               Annuity Separate       Contracts
                                           Account
*  Nationwide VA Separate        Ohio      Nationwide Life and    Issuer of Annuity
   Account-B                               Annuity Separate       Contracts
                                           Account
   Nationwide VA Separate        Ohio      Nationwide Life and    Issuer of Annuity
   Account-C                               Annuity Separate       Contracts
                                           Account
*  Nationwide VA Separate        Ohio      Nationwide Life and    Issuer of Annuity
   Account-Q                               Annuity Separate       Contracts
                                           Account
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account                                 Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-3                               Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-4                               Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-5                               Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-6                               Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-8                               Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-9                               Separate Account       Contracts
*  Nationwide Variable           Ohio      Nationwide Life        Issuer of Annuity
   Account-II                              Separate Account       Contracts
*  Nationwide VL Separate        Ohio      Nationwide Life and    Issuer of Life
   Account-B                               Annunity Separate      Insurance Policies
                                           Account
*  Nationwide VL Separate        Ohio      Naitonwide Life and    Issuer of Life
   Account-C                               Annuity Separate       Insurance Policies
                                           Account
*  Nationwide VL Separate        Ohio      Nationwide Life and    Issuer of Life
   Account-A                               Annuity Separate       Insurance Policies
                                           Account
*  Nationwide VLI Separate       Ohio      Nationwide Life        Issuer of Life
   Account                                 Separate Account       Insurance Policies
*  Nationwide VLI Separate       Ohio      Nationwide Life        Issuer of Life
   Account-2                               Separate Account       Insurance Policies
*  Nationwide VLI Separate       Ohio      Nationwide Life        Issuer of Life
   Account-3                               Separate Account       Insurance Policies
*  Nationwide VLI Separate       Ohio      Nationwide Life        Issuer of Life
   Account-4                               Separate Account       Insurance Policies


                                   154 of 182

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

ITEM 27.  NUMBER OF CONTRACT OWNERS

      The number of Owners of Contracts as of February 28, 1997 was 3092.

ITEM 28.  INDEMNIFICATION

      Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


ITEM 29. PRINCIPAL UNDERWRITER

         (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide DC Variable Account, Nationwide Multi-Flex Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

              NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, which are open-end management investment companies.

      (b)              NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                             POSITIONS AND OFFICES
  NAME AND BUSINESS ADDRESS                     WITH UNDERWRITER

Joseph J. Gasper                             President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon Richard McFerson                      Chairman of the Board of
One Nationwide Plaza                       Directors and Chairman and
Columbus, OH  43215                             Chief Executive
                                         Officer--Nationwide Insurance
                                            Enterprise and Director
Gordon E. McCutchan
One Nationwide Plaza                      Executive Vice President-Law
Columbus, OH  43215                                   and
                                             Corporate Services and
                                                    Director

Robert A. Oakley                           Executive Vice President -
One Nationwide Plaza                      Chief Financial Officer and
Columbus, OH  43215                                 Director


                                   157 of 182

Robert J. Woodward, Jr.                    Executive Vice President -
One Nationwide Plaza                      Chief Investment Officer and
Columbus, OH 43215                                  Director

W. Sidney Druen                            Senior Vice President and
One Nationwide Plaza                          General Counsel and
Columbus, OH  43215                           Assistant Secretary

James F. Laird, Jr.                         Vice President - General
One Nationwide Plaza                      Manager and Acting Treasurer
Columbus, OH  43215

Edwin P. McCausland                             Vice President -
One Nationwide Plaza                        Fixed Income Securities
Columbus, OH  43215

Harry S. Schermer                         Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Joseph P. Rath                            Vice President - Compliance
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                Vice President
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                              Vice President
One Nationwide Plaza
Columbus, OH  43215

Rae M. Pollina                                     Secretary
One Nationwide Plaza
Columbus, OH  43215



(c)   NAME OF     NET UNDERWRITING  COMPENSATION ON
      PRINCIPAL   DISCOUNTS AND     REDEMPTION OR     BROKERAGE
      UNDERWRITER COMMISSIONS       ANNUITIZATION     COMMISSIONS   COMPENSATION

      Nationwide         N/A               N/A           N/A             N/A
       Advisory
       Services,
          Inc.


                                   158 of 182

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Robert O. Cline
      Nationwide Life Insurance Company
      One Nationwide Plaza
      Columbus, OH 43215

ITEM 31.  MANAGEMENT SERVICES

      Not Applicable

ITEM 32.  UNDERTAKINGS

      The Registrant hereby undertakes to:

      (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

      The Depositor hereby represents:

      (a) That the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                   159 of 182

      OFFERED BY

            NATIONWIDE
            LIFE INSURANCE COMPANY


                        Group
                        Flexible Fund
                        Retirement
                        Contracts


                                                PROSPECTUS
                                                MAY 1, 1997


                                   160 of 182

                        NATIONWIDE LIFE INSURANCE COMPANY
                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                ISSUED THROUGH THE NATIONWIDE DC VARIABLE ACCOUNT
         (Supplement Dated May 1, 1997 to Prospectus Dated May 1, 1997)

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE KEPT FOR FUTURE REFERENCE. THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED PURSUANT TO SECTION 403(b) OF THE CODE ("TAX-SHELTERED ANNUITY CONTRACTS").

1. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by including the following Underlying Mutual Fund options available only for Tax-Sheltered Annuity Contracts.

                          SUMMARY OF CONTRACT EXPENSES
PARTICIPANT TRANSACTION EXPENSES
      Maximum Contingent Deferred Sales Charge..........................      5%
      (as a percentage of Purchase Payments)
ANNUAL CONTRACT MAINTENANCE CHARGE(1)...................................  $  15
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
      Mortality and Expense Risk Fee....................................   0.50%
      Administration Charge.............................................   0.45%
      Total Variable Account Annual Expenses............................   0.95%
UNDERLYING MUTUAL FUND ANNUAL EXPENSES(2)
(as a percentage of Underlying Mutual Fund average net assets)

                                           ------------------------------------
                                           Management  Other         Total
                                              Fees     Expenses   Underlying
                                                                  Mutual Fund
                                                                   Expenses
-------------------------------------------------------------------------------
American Century Variable Portfolios,         1.00%      0.00%       1.00%
Inc. - American Century VP Balanced
-------------------------------------------------------------------------------
American Century Variable Portfolios,         1.00%      0.00%       1.00%
Inc. - American Century VP Capital
Appreciation
-------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund,     0.72%      0.24%       0.96%
Inc.
-------------------------------------------------------------------------------
Dreyfus Stock Index Fund                      0.25%      0.05%       0.30%
-------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio          0.51%      0.07%       0.58%
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                 0.61%      0.08%       0.69%
-------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(3)         0.59%      0.12%       0.71%
-------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio               0.76%      0.17%       0.93%
-------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio       0.64%      0.10%       0.74%
-------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio           0.83%      0.09%       0.92%
-------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity Bond      0.65%      0.13%       0.78%
Portfolio
-------------------------------------------------------------------------------
Neuberger & Berman Partners Portfolio         0.84%      0.11%       0.95%
-------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                0.50%      0.02%       0.52%
-------------------------------------------------------------------------------
NSAT Government Bond Fund                     0.50%      0.01%       0.51%
-------------------------------------------------------------------------------
NSAT Money Market Fund                        0.50%      0.03%       0.53%
-------------------------------------------------------------------------------
NSAT Total Return Fund                        0.50%      0.02%       0.52%
                                           ------------------------------------

(1) The Annual Contract Maintenance Charge will also be assessed on the date that amounts held with respect to a Participant are fully withdrawn from the Contract.

(2) The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. None of the above Underlying Mutual Fund options are subject to 12b-1 fees.

(3) The Fidelity Investments Variable Insurance Products Fund - High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.


                                   161 of 182

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return on assets.

                               ---------------------------------------
                                   If you surrender your Contract
                                 at the end of the applicable time
                                               period
                               ---------------------------------------
                                 1 Yr.    3 Yrs.    5 Yrs.   10 Yrs.
----------------------------------------------------------------------
American Century Variable         71        114      159       285
Portfolios, Inc. - American
Century VP Balanced
----------------------------------------------------------------------
American Century Variable         71        114      159       285
Portfolios, Inc. - American
Century VP Capital
Appreciation
----------------------------------------------------------------------
Dreyfus Socially Responsible      70        112      157       281
Growth Fund, Inc.
----------------------------------------------------------------------
Dreyfus Stock Index Fund          63        91       121       206
----------------------------------------------------------------------
Fidelity VIP Equity Income        66        100      137       239
Portfolio
----------------------------------------------------------------------
Fidelity VIP Growth Portfolio     67        104      142       251
----------------------------------------------------------------------
Fidelity VIP High Income          68        104      144       253
Portfolio
----------------------------------------------------------------------
Fidelity VIP Overseas             70        111      155       278
Portfolio
----------------------------------------------------------------------
Fidelity VIP II Asset Manager     68        105      145       257
Portfolio
----------------------------------------------------------------------
Neuberger & Berman Growth         70        111      155       277
Portfolio
----------------------------------------------------------------------
Neuberger & Berman Limited        68        107      147       261
Maturity Bond Portfolio
----------------------------------------------------------------------
Neuberger & Berman Partners       70        112      156       280
Portfolio
----------------------------------------------------------------------
NSAT Capital Appreciation Fund    66        98       133       232
----------------------------------------------------------------------
NSAT Government Bond Fund         65        98       133       231
----------------------------------------------------------------------
NSAT Money Market Fund            66        99       134       233
----------------------------------------------------------------------
NSAT Total Return Fund            66        98       133       232
----------------------------------------------------------------------

                                                        (continued on next page)


                                   162 of 182

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return on assets.

                               ---------------------------------------
                               If you do not surrender your Contract
                                 at the end of the applicable time
                                               period
                               ---------------------------------------
                                 1 Yr.    3 Yrs.    5 Yrs.   10 Yrs.
----------------------------------------------------------------------
American Century Variable         21        64       109       235
Portfolios, Inc. - American
Century VP Balanced
----------------------------------------------------------------------
American Century Variable         21        64       109       235
Portfolios, Inc. - American
Century VP Capital
Appreciation
----------------------------------------------------------------------
Dreyfus Socially Responsible      20        62       107       231
Growth Fund, Inc.
----------------------------------------------------------------------
Dreyfus Stock Index Fund          13        41        71       156
----------------------------------------------------------------------
Fidelity VIP Equity Income        16        50        87       189
Portfolio
----------------------------------------------------------------------
Fidelity VIP Growth Portfolio     17        54        92       201
----------------------------------------------------------------------
Fidelity VIP High Income          18        54        94       203
Portfolio
----------------------------------------------------------------------
Fidelity VIP Overseas             20        61       105       228
Portfolio
----------------------------------------------------------------------
Fidelity VIP II Asset Manager     18        55        95       207
Portfolio
----------------------------------------------------------------------
Neuberger & Berman Growth         20        61       105       227
Portfolio
----------------------------------------------------------------------
Neuberger & Berman Limited        18        57        97       211
Maturity Bond Portfolio
----------------------------------------------------------------------
Neuberger & Berman Partners       20        62       106       230
Portfolio
----------------------------------------------------------------------
NSAT Capital Appreciation Fund    16        48        83       182
----------------------------------------------------------------------
NSAT Government Bond Fund         15        48        83       181
----------------------------------------------------------------------
NSAT Money Market Fund            16        49        84       183
----------------------------------------------------------------------
NSAT Total Return Fund            16        48        83       182
----------------------------------------------------------------------

                                                        (continued on next page)


                                   163 of 182

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return on assets.

                               ---------------------------------------
                                   If you annuitize your Contract
                                 at the end of the applicable time
                                               period
                               ---------------------------------------
                                 1 Yr.    3 Yrs.    5 Yrs.   10 Yrs.
----------------------------------------------------------------------
American Century Variable         21        64       109       235
Portfolios, Inc. - American
Century VP Balanced
----------------------------------------------------------------------
American Century Variable         21        64       109       235
Portfolios, Inc. - American
Century VP Capital
Appreciation
----------------------------------------------------------------------
Dreyfus Socially Responsible      20        62       107       231
Growth Fund, Inc.
----------------------------------------------------------------------
Dreyfus Stock Index Fund          13        41        71       156
----------------------------------------------------------------------
Fidelity VIP Equity Income        16        50        87       189
Portfolio
----------------------------------------------------------------------
Fidelity VIP Growth Portfolio     17        54        92       201
----------------------------------------------------------------------
Fidelity VIP High Income          18        54        94       203
Portfolio
----------------------------------------------------------------------
Fidelity VIP Overseas             20        61       105       228
Portfolio
----------------------------------------------------------------------
Fidelity VIP II Asset Manager     18        55        95       207
Portfolio
----------------------------------------------------------------------
Neuberger & Berman Growth         20        61       105       227
Portfolio
----------------------------------------------------------------------
Neuberger & Berman Limited        18        57        97       211
Maturity Bond Portfolio
----------------------------------------------------------------------
Neuberger & Berman Partners       20        62       106       230
Portfolio
----------------------------------------------------------------------
NSAT Capital Appreciation Fund    16        48        83       182
----------------------------------------------------------------------
NSAT Government Bond Fund         15        48        83       181
----------------------------------------------------------------------
NSAT Money Market Fund            16        49        84       183
----------------------------------------------------------------------
NSAT Total Return Fund            16        48        83       182
----------------------------------------------------------------------

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The table reflects expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges and Other Deductions" in the prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes" in the prospectus).


                                   164 of 182

2. The section entitled "CONDENSED FINANCIAL INFORMATION" in the prospectus is amended by adding the following information about the Underlying Mutual Fund options available for Tax-Sheltered Annuity Contracts.

                         CONDENSED FINANCIAL INFORMATION
  Accumulation Unit Values (For an Accumulation Unit outstanding throughout the period)

                   ACCUMULATION    ACCUMULATION      NUMBER OF
                    UNIT VALUE      UNIT VALUE     ACCUMULATION
                   AT BEGINNING       AT END           UNITS
      FUND          OF PERIOD       OF PERIOD     OUTSTANDING AT        YEAR
                                                        THE
                                                 END OF THE PERIOD
================================================================================
American Century     1.184177        1.316124            3,120          1996
Variable         ---------------------------------------------------------------
Portfolios,          0.986992        1.184177            1,504          1995
Inc. - American  ---------------------------------------------------------------
Century VP           1.000000        0.986992                0          1994
Balanced
================================================================================
American Century     1.729155        1.638699           51,629          1996
Variable         ---------------------------------------------------------------
Portfolios           1.331537        1.729155           50,891          1995
Inc. - American  ---------------------------------------------------------------
Century VP           1.360119        1.331537           38,898          1994
Capital          ---------------------------------------------------------------
Appreciation         1.244720        1.360119           33,128          1993
                 ---------------------------------------------------------------
                     1.273681        1.244720           21,051          1992
                 ---------------------------------------------------------------
                     0.906306        1.273681           10,348          1991
                 ---------------------------------------------------------------
                     1.000000        0.906306            4,711          1990
================================================================================
Dreyfus Stock        1.322035        1.604580           16,988          1996
Index            ---------------------------------------------------------------
Fund                 0.975745        1.322035            5,213          1995
                 ---------------------------------------------------------------
                     1.000000        0.975745              782          1994
================================================================================
Dreyfus Socially     1.302837        1.564429                0          1996
Responsible      ---------------------------------------------------------------
Growth Fund          0.977428        1.302837                0          1995
                 ---------------------------------------------------------------
                     1.000000        0.977428                0          1994
================================================================================
Fidelity VIP         1.366323        1.552351           52,165          1996
Growth Portfolio ---------------------------------------------------------------
                     1.018963        1.366323           29,541          1995
                 ---------------------------------------------------------------
                     1.000000        1.018963            7,026          1994
================================================================================
Fidelity VIP         1.303642        1.475687           62,324          1996
Equity Income    ---------------------------------------------------------------
Portfolio            0.974175        1.303642           37,796          1995
                 ---------------------------------------------------------------
                     1.000000        0.974175            5,699          1994
================================================================================
Fidelity VIP         1.185437        1.338939           17,934          1996
High Income      ---------------------------------------------------------------
Portfolio            0.992271        1.185437           10,485          1995
                 ---------------------------------------------------------------
                     1.000000        0.992271            1,484          1994
================================================================================
Fidelity VIP         1.029809        1.154842           88,581          1996
Overseas         ---------------------------------------------------------------
Portfolio            0.947883        1.029809           55,723          1995
                 ---------------------------------------------------------------
                     1.000000        0.947883           10,984          1994
================================================================================
Fidelity VIP II      1.107535        1.257222           18,427          1996
Asset Manager    ---------------------------------------------------------------
Portfolio            0.955979        1.107535           10,482          1995
                 ---------------------------------------------------------------
                     1.000000        0.955979            2,037          1994
================================================================================
Neuberger &          1.661013        1.795607            9,399          1996
Berman           ---------------------------------------------------------------
Growth Portfolio     1.272940        1.661013           24,304          1995
                 ---------------------------------------------------------------
                     1.352530        1.272940           17,238          1994
                 ---------------------------------------------------------------
                     1.278609        1.352530           12,520          1993
                 ---------------------------------------------------------------
                     1.178398        1.278609            8,757          1992
                 ---------------------------------------------------------------
                     0.917001        1.178398            4,358          1991
                 ---------------------------------------------------------------
                     1.000000        0.917001                0          1990
================================================================================

                                   165 of 182

                   ACCUMULATION    ACCUMULATION      NUMBER OF
                    UNIT VALUE      UNIT VALUE      ACCUM. UNITS
                   AT BEGINNING       AT END       OUTSTANDING AT
      FUND           OF PERIOD       OF PERIOD     THE END OF THE       YEAR
                                                       PERIOD
================================================================================
Neuberger &          1.093904        1.130160            5,977          1996
Berman            --------------------------------------------------------------
Limited Maturity     0.995462        1.093904            2,860          1995
Bond Portfolio    --------------------------------------------------------------
                     1.000000        0.995462              597          1994
================================================================================
Neuberger &          1.306186        1.676351            8,811          1996
Berman            --------------------------------------------------------------
Partners             0.966223        1.306186            5,923          1995
Portfolio         --------------------------------------------------------------
                     1.000000        0.966223            3,237          1994
================================================================================
NSAT Government      1.574158        1.613565            7,820          1996
Bond Fund         --------------------------------------------------------------
                     1.338281        1.574158            5,714          1995
                  --------------------------------------------------------------
                     1.396125        1.338281              971          1994
                  --------------------------------------------------------------
                     1.286974        1.396125              632          1993
                  --------------------------------------------------------------
                     1.204500        1.286974            1,660          1992
                  --------------------------------------------------------------
                     1.041986        1.204500              527          1991
                  --------------------------------------------------------------
                     1.000000        1.041986                0          1990
================================================================================
NSAT Capital         1.208468        1.509879                0          1996
Appreciation Fund --------------------------------------------------------------
                     1.000000        1.208468                0          1995
================================================================================
NSAT Money           1.209790        1.259556           28,915          1996
Market Fund       --------------------------------------------------------------
                     1.155984        1.209790           14,512          1995
                  --------------------------------------------------------------
                     1.123427        1.155984            2,543          1994
                  --------------------------------------------------------------
                     1.103814        1.123427                0          1993
                  --------------------------------------------------------------
                     1.077714        1.103814                0          1992
                  --------------------------------------------------------------
                     1.028111        1.077714                0          1991
                  --------------------------------------------------------------
                     1.000000        1.028111                0          1990
================================================================================
NSAT Total           1.950853        2.354356           19,743          1996
Return Fund       --------------------------------------------------------------
(formerly            1.525590        1.950853           11,766          1995
"Common           --------------------------------------------------------------
Stock Fund")         1.523742        1.525590            3,996          1994
                  --------------------------------------------------------------
                     1.386859        1.523742              845          1993
                  --------------------------------------------------------------
                     1.294230        1.386859              500          1992
                  --------------------------------------------------------------
                     0.943464        1.294230               69          1991
                  --------------------------------------------------------------
                     1.000000        0.943464                0          1990
================================================================================

                                   166 of 182

3. The section entitled "CONTRACT MAINTENANCE CHARGE" in the prospectus is amended by adding the following paragraph:

      For Tax-Sheltered Annuity Contracts, the Company will make a maximum charge of $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help the Company offset such administrative expenses, and such charges will not exceed the Company's actual administration expenses under the Contracts.

4. The section entitled "DESCRIPTION OF THE CONTRACTS" in the prospectus is amended by adding the following new section:

   PARTICIPANT RIGHTS UNDER TAX-SHELTERED ANNUITY CONTRACTS

      Participant rights under the Contract are set forth in the Plan, if any, and are described more fully in the Certificate of Participation issued to each Participant by the Company and which describes the rights and benefits to which the Participant is entitled under the Contract. The term Owner, as used throughout the Contract, refers to the purchaser and the holder of the Contract. However, the Owner's rights are limited by the Plan, if any, the Code and applicable regulations. Participant Accounts held under the Contract shall be non-forfeitable at all times. No amounts payable under the Contract with respect to a Participant may be sold, assigned, discounted, or pledged as collateral for a loan or as a security for the performance of an obligation or for any other purpose to any person other than the Company. In addition, to the extent permitted by law, no such sum shall in any way be subject to legal process requiring the payment of any claim against the payee. The Company will accept direction only from the Participant except as otherwise specifically provided in the Plan, if any. The Company shall be entitled to rely on any action taken or omitted by the Participant, pursuant to the terms of the Contract.

5. The section entitled "SUSPENSION AND TERMINATION" in the prospectus is amended by deleting the last two sentences of that section.

6. The section entitled "APPLICATION OF PURCHASE PAYMENTS" in the prospectus is amended by adding the following paragraph at the end:

      With respect to Tax-Sheltered Annuity Contracts, Purchase Payments for each Participant may not exceed the Contract's allowable portion of the lesser of the maximum exclusion allowance under Code Section 403(b), or the elective deferral limits set forth in Code Section 402(g), except for amounts eligible for rollover, transfer or exchange treatment under the Code. In no event may the Purchase Payments exceed the limits described in Code Section
   415. The amount of the Purchase Payments and earnings thereon in excess of the limits set forth in Code Section 402(g) ("excess deferrals") shall be returned in accordance with that section to the Participant upon written request, without application of the Contingent Deferred Sales Charge, if any, and in accordance with the Plan, if any. The Company may change the required minimum annual Purchase Payment to any amount which does not violate the applicable provisions of the Code.

7. The section entitled "REDEMPTION OF PARTICIPANT ACCOUNTS (TERMINATION)" in the prospectus is amended by adding the following paragraph at the end:

      With respect to Tax-Sheltered Annuity Contracts, Section 403(b)(11) of the Code prohibits redemptions of Purchase Payments made pursuant to a salary reduction agreement (within the meaning of 402(g)(3)(C) of the Code) before the person reaches age 59-1/2, separates from service, dies, becomes disabled (within the meaning of Code Section 72(m)(7)), or faces a financial hardship as defined by the Plan, or, if no Plan is specified, as used in Section 403(b)(11)(B) of the Code and applicable regulations. This prohibition applies to Purchase Payments made in years beginning after December 31, 1988, to earnings on those Purchase Payments, and to earnings on amounts held as of December 31, 1988. Hardship redemptions are limited to the amount of Purchase Payments attributable to Participant elective contributions and earnings on Purchase Payments held as of December 31, 1988, and may be subject to a 10% tax penalty. The value of contracts issued pursuant to Section 403(b) may be transferred to other contracts of other carriers. However, the exchange, under Section 1035 of the Code, of a contract which had an accumulated value prior to


                                   167 of 182

   January 1, 1989, for a new contract may subject the pre-1989 value to the limits of Section 403(b)(11). The Company issues this Contract in reliance upon, and in compliance with, a Securities and Exchange Commission industry-wide no-action letter (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with
   Section 403(b)(11).

8. The section entitled "DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)" in the prospectus is amended by Including the following section:

   REQUIRED DISTRIBUTION FOR TAX-SHELTERED ANNUITY CONTRACTS

      The entire interest of a Participant under a Contract issued pursuant to Code Section 403(b) accruing after December 31, 1986, will, notwithstanding anything else contained herein, be distributed to the Participant under the Optional Retirement Income Form selected over-

      A. the life of the Participant or the lives of the Participant and the Participant's designated Beneficiary; or

      B. a period not extending beyond the life expectancy of the Participant or the life expectancy of the Participant and the Participant's designated Beneficiary.

      If the Participant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence no later than the first day of April following the calendar year In which the Participant attains age 70-1/2 (the Required Beginning
   Date). In the case of a governmental plan or church plan (as defined in Code
   Section 89(i)(4)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Participant retires.

      Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Participant by the life expectancy of the Participant, or the joint and last survivor expectancy of the Participant and the Participant's designated Beneficiary (whichever is applicable). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in
   Section 1.72-9 of the Treasury Regulations.

      All Optional Retirement Income Forms described in the prospectus must comply with the minimum Distribution and incidental death benefit provision of Code Section 401(a)(9) and applicable regulations.

9. The section entitled "DEATH BENEFIT BEFORE RETIREMENT" in the prospectus is deleted in its entirety and replaced with the following:

   DEATH BENEFIT BEFORE RETIREMENT

      If the Participant dies before his or her retirement income commences, generally the entire Participant Account Value must be distributed within five years after the Participant's death. There are two exceptions: (1) if payments are to be made to the Participant's designated Beneficiary and the Distributions begin within one year of the Participant's death, payments may be extended over the life (or a period not exceeding the life expectancy) of the Beneficiary; and (2) if the Beneficiary is the surviving spouse and the Distributions begin by the time the Participant would have reached age 70-1/2, payments may be made over the life (or a period not exceeding life expectancy) of the surviving spouse.

10. References throughout the Prospectus to the "GROUP FIXED FUND RETIREMENT CONTRACT" are hereby changed to "GROUP FIXED TAX DEFERRED ANNUITY CONTRACT."

11. The Appendix of Participating Underlying Mutual Funds in the prospectus is amended in its entirety by the following Underlying Mutual Funds. These Underlying Mutual Funds are available only to serve as the Underlying investment for variable annuity and variable life contracts issued through separate accounts of life Insurance companies which may or may not be affiliated. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in the prospectuses of the Underlying Mutual Funds, which should be read in conjunction with this prospectus before investing.


                                   168 of 182

   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF AMERICAN CENTURY(SM) INVESTMENTS

      American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.) was organized as a Maryland corporation in 1987. It is a diversified, open-end investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. The investment manager is American Century Investment Management, Inc. which is wholly owned by American Century Companies, Inc., and also manages American Century(SM) Investments.

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED

            The investment objective of the Fund is capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION

            The investment objective of the Fund is capital growth. The Fund will seek to achieve its objective by investing primarily in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's management have better than average potential for appreciation. The Fund tries to stay fully invested in such stocks, regardless of the movement of stock prices generally.

            The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. All securities in the Fund's portfolio are listed on major stock exchanges or traded over-the-counter.

            (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Owners will receive cash from the Company.)

   DREYFUS STOCK FUND INDEX

      The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisers serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

      The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Index of 500 Stocks. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

      The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment Adviser. NCN Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

      The investment objective of the Fund is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


                                   169 of 182

   FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

      The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The funds shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

      EQUITY-INCOME PORTFOLIO

            The investment objective of the Fund is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

      GROWTH PORTFOLIO

            The investment objective of the Fund seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

      HIGH INCOME PORTFOLIO

            The investment objective of the Fund seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

            Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Baa or lower by Moody's; BBB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

      OVERSEAS PORTFOLIO

            The investment objective of the Fund is to seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

   FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:

            The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.


                                   170 of 182

      ASSET MANAGER PORTFOLIO

            The investment objective of the Fund is to seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

   NATIONWIDE SEPARATE ACCOUNT TRUST

            Nationwide Separate Account Trust (the "Trust") is a diversified open-end investment company created under the laws of Massachusetts. The Trust offers shares in the four separate Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life Insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

      CAPITAL APPRECIATION FUND

            The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objectives primarily through a diversified portfolio of the common stock of companies which the investment manager determines to have a better-than-average potential for sustained capital growth over the long-term.

      GOVERNMENT BOND FUND

            The investment objective of the Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

      TOTAL RETURN FUND (FORMERLY "COMMON STOCK FUND")

            The investment objective of the Fund is to obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

      MONEY MARKET FUND

            The investment objective of the Fund is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily In money market instruments.

   NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

            Neuberger & Berman Advisers Management Trust is an open-ended diversified management investment company established as a Massachusetts business trust on December 14, 1983. The Distribution of trust shares is only in connection with certain variable annuity contracts and variable life insurance policies issued through the insurance company separate accounts. The investment adviser is Neuberger & Berman Management Incorporated.

      GROWTH PORTFOLIO

            The investment objective of the Fund is capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      LIMITED MATURITY BOND PORTFOLIO

            The investment objective of the Fund is to provide the highest level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices,


                                   171 of 182
       indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

      PARTNERS PORTFOLIO

           The investment objective of the Fund is to seek capital growth through an investment approach designed to increase capital with reasonable risk. The Fund uses the value-oriented investment approach investing primarily in common stocks of established companies. Its investment program seeks securities believed to be undervalued based on factors such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

12. The section entitled "FEDERAL TAX STATUS" in the prospectus is amended by adding the following paragraphs at the end:

       Recent changes to the Code permit the rollover of most Distributions from qualified Plans to other qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled over to other Tax Sheltered Annuities, Individual Retirement Accounts or Individual Retirement Annuities. Distributions which may not be rolled over are those which are:

       1. one of series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary, or c) for a specified period of ten years or more; and

       2. a required minimum Distribution

       Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to a Qualified Plan, Individual Retirement Account, or Individual Retirement Annuity.

       You should consult your financial or tax consultant to discuss in detail your particular tax situation and the use of the Contracts.


                                   172 of 182

  ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENT
                                    SCHEDULES




The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide DC Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997, included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.




                                                           KPMG Peat Marwick LLP


Columbus, Ohio
April 24, 1997


                                   173 of 182

                                   SIGNATURES


      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE DC VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 15th day of January, 1998.



                                                NATIONWIDE DC VARIABLE ACCOUNT
                                             -----------------------------------
                                                          (Registrant)

                                              NATIONWIDE LIFE INSURANCE COMPANY
                                             -----------------------------------
                                                          (Depositor)

                                                   By /s/ JOSEPH P. RATH
                                             -----------------------------------
                                                       Joseph P. Rath
                                                       Vice President-Product
                                                         and Market Compliance



      As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 15th day of January, 1998.


         SIGNATURE                             TITLE

LEWIS J. ALPHIN                          Director
------------------------------
Lewis J. Alphin

KEITH W. ECKEL                           Director
------------------------------
Keith W. Eckel

WILLARD J. ENGEL                         Director
------------------------------
Willard J. Engel

FRED C. FINNEY                           Director
------------------------------
Fred C. Finney

JOSEPH J. GASPER                      President/Chief
------------------------------Operating Officer and Director
Joseph J. Gasper

CHARLES L. FUELLGRAF, JR.                Director
------------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                  Chairman of the Board
------------------------------          and Director
Henry S. Holloway

DIMON RICHARD McFERSON         Chairman and Chief Executive
------------------------------Officer-Nationwide Insurance
Dimon Richard McFerson             Enterprise and Director

DAVID O. MILLER                          Director
------------------------------
David O. Miller

C. RAY NOECKER                           Director
------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                 Executive Vice President-
------------------------------    Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                       Director     By:     JOSEPH P. RATH
------------------------------                           -----------------------
James F. Patterson                                            Joseph P. Rath,
                                                             Attorney-in-Fact
ARDEN L. SHISLER                         Director
------------------------------
Arden L. Shisler

ROBERT L. STEWART                        Director
------------------------------
Robert L. Stewart

NANCY C. THOMAS                          Director
------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                          Director
------------------------------
Harold W. Weihl


                                   178 of 182

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, and Nationwide VL Separate Account-C, and hereby constitutes and appoints Dimon R. McFerson, Joseph J. Gasper, W. Sidney Druen, Mark R. Thresher, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 22nd day of July, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President - Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon R. McFerson, Chairman and Chief Executive                     Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director